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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08555

Evergreen Money Market Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street
Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for nine of its series, Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund, for the year ended January 31, 2007. These nine series have a Janaury 31 fiscal year end.

Date of reporting period: January 31, 2007

Item 1 - Reports to Stockholders.

Evergreen California Municipal Money Market Fund

Evergreen

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Annual Report
as of January 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen California Municipal Money Market Fund covering the twelve-month period ended January 31, 2007.

The domestic fixed income markets produced positive results over the twelve months, with the policies of the U.S. Federal Reserve Board (the “Fed”) exerting a major influence on investor sentiment. After continuing to raise short-term rates early in 2006 because of concerns about inflationary pressures, the Fed paused in its cycle of credit tightening and held short-term interest rates steady after June. Stabilized short-term rates, combined with the easing of world commodity prices, increased confidence in the markets. As a result, the fixed income market generated healthy returns in the final months of the period after producing weak results early in 2006 amid concerns about higher energy prices and rising inflation.

Gross Domestic Product, which grew at an annual pace of more than 5% at the beginning of 2006, moderated to 2.0% in the third quarter and 2.2% over the final quarter. Over the full calendar year, the economy grew at a healthy rate of 3.1% . The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries, while growth in inventories,

1

LETTER TO SHAREHOLDERS continued

consumption, business investment and trade fell short of early optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion.

Over the full twelve months, shorter-term fixed income strategies, including money market funds, tended to outperform longer-maturity bond investments. In this environment, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income. As short-term rates increased early in the year, they were able to take advantage of new opportunities to increase yields, and therefore returns, in the money market funds.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, LLC

2

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Diane C. Beaver

• Ladson Hart

PERFORMANCE AND RETURNS*

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Nasdaq symbol	ECMXX	N/A	ECUXX

Average annual return

1-year	2.74%	2.49%	3.05%

5-year	1.28%	1.04%	1.58%

Since portfolio inception	1.27%	1.02%	1.59%

7-day annualized yield	2.77%	2.53%	3.08%

30-day annualized yield	2.74%	2.49%	3.05%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. The advisor is reimbursing a portion of the 12b-1 fee for Class S. Had the fee not been reimbursed, returns for Class S would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2006	1/31/2007	Period*

Actual
Class A	$1,000.00	$1,014.21	$4.72
Class S	$1,000.00	$1,012.96	$5.99
Class I	$1,000.00	$1,015.78	$3.20
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.52	$4.74
Class S	$1,000.00	$1,019.26	$6.01
Class I	$1,000.00	$1,022.03	$3.21

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.93% for Class A, 1.18% for Class S and 0.63% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.02)	(0.01)	0[1]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	2.74%	1.78%	0.56%	0.40%	0.92%

Ratios and supplemental data
Net assets, end of period (thousands)	$17,635	$30,405	$56,228	$87,673	$122,687
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.93%	0.94%	0.94%	0.94%	0.88%
Expenses excluding waivers/reimbursements and expense reductions	0.93%	0.94%	0.96%	0.96%	0.96%
Net investment income (loss)	2.65%	1.68%	0.53%	0.41%	0.88%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.02)	0[1]	0[1]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	2.49%	1.56%	0.30%	0.19%	0.68%

Ratios and supplemental data
Net assets, end of period (thousands)	$217,551	$191,144	$172,467	$25,427	$41,997
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.18%	1.17%	1.16%	1.15%	1.11%
Expenses excluding waivers/reimbursements and expense reductions	1.23%	1.25%	1.23%	1.26%	1.26%
Net investment income (loss)	2.43%	1.54%	0.53%	0.20%	0.65%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	3.05%	2.09%	0.87%	0.70%	1.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,289	$1,531	$3,622	$11,447	$20,169
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.63%	0.64%	0.65%	0.64%	0.58%
Expenses excluding waivers/reimbursements and expense reductions	0.63%	0.64%	0.67%	0.66%	0.66%
Net investment income (loss)	2.99%	1.95%	0.74%	0.69%	0.99%

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.3%
EDUCATION 6.0%
ABAG Fin. Auth. for Nonprofit Corp., California RB, The Thatcher Sch. Proj.,
3.60%, VRDN, (LOC: KeyCorp)	$ 8,000,000	$8,000,000
California CDA RB, Biola Univ., Ser. B, 5.35%, VRDN, (SPA: BNP Paribas SA)	2,705,000	2,705,000
Coast Cmnty. College Dist. of Califonia RB, Ser. 45, 3.67%, VRDN, (Liq.: Goldman
Sachs Group, Inc. & Insd. by FSA)	2,405,000	2,405,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, 3.68%, VRDN, (Insd. by MBIA
& Liq.: Merrill Lynch & Co., Inc.)	1,135,000	1,135,000

		14,245,000

GENERAL OBLIGATION - LOCAL 9.1%
Clovis, CA Unified Sch. Dist. GO, 3.67%, VRDN, (Liq.: Merrill Lynch & Co., Inc. &
Insd. by FGIC)	1,330,000	1,330,000
Coast Cmnty. College Dist. of California GO:
Ser. 58 Z, 3.67%, VRDN, (Insd. by Goldman Sachs Group, Inc.)	4,885,000	4,885,000
Ser. 1417, 3.64%, VRDN, (Insd. by JPMorgan Chase & Co.)	1,675,000	1,675,000
Los Angeles, CA Unified Sch. Dist. GO, ROC, RR-II-R 543, 3.59%, VRDN, (Insd. by
MBIA & Liq.: CitiBank, NA)	5,970,000	5,970,000
Manteca, CA Unified Sch. Dist. GO, Ser. 166, 3.65%, VRDN, (Liq.: BNP Paribas SA
& Insd. by MBIA)	7,745,000	7,745,000

		21,605,000

GENERAL OBLIGATION - STATE 7.7%
California GO, PFOTER:
3.66%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,100,000	4,100,000
3.82%, VRDN, (Liq.: Societe Generale & Insd. by MBIA)	1,625,000	1,625,000
California ROC:
RR II-R-438CE, 3.61%, VRDN, (Liq.: Citigroup Global Markets & Insd. by
CitiBank, NA)	9,370,000	9,370,000
RR II-R-622PB, 3.60%, VRDN, (Liq.: PB Capital Corp. & Insd. by AMBAC)	2,475,000	2,475,000
Massachusetts Bay Trans. Auth. MTC GO, Ser. SG-156, 3.68%, VRDN, (Liq.: Societe
Generale)	700,000	700,000

		18,270,000

HOSPITAL 0.9%
Glendale, CA Hospital RB, Ser. 590, 3.65%, VRDN, (LOC: MBIA & Liq.: Morgan
Stanley)	2,100,000	2,100,000

HOUSING 24.4%
California Hsg. Fin. Agcy. RB, Ser. U, 3.70%, VRDN, (Liq.: Dexia Credit Local)	2,025,000	2,025,000
Charter Mac Floating Cert. Trust MHRB, Ser. 24TP, 3.71%, VRDN, (Liq.: Goldman
Sachs Group, Inc.)	3,500,000	3,500,000
Class B Revenue Bond Cert. Trust, Ser. 2002-1, 3.86%, VRDN, (Liq.: American Intl.
Group, Inc.)	7,000,000	7,000,000
FHLMC MHRB:
Ser. M001, Class A, 3.71%, VRDN, (Liq.: FHLMC)	2,942,716	2,942,716
Ser. M007, Class A, 3.71%, VRDN, (Liq.: FHLMC)	11,093,075	11,093,075

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Merrill Lynch Puttable Option Tax-Exempt Receipts:
3.81%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	$ 10,733,000	$10,733,000
Class A, 3.50%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	850,000	850,000
Class F, 3.87%, VRDN, (LOC: Lloyds TSB Group plc)	890,000	890,000
New Mexico Mtge. Fin. Auth. SFHRB, 3.52%, VRDN, (Insd. by Trinity Plus Funding
Co.)	905,386	905,386
Oakland, CA MHRB, 3.70%, VRDN, (LOC: Lloyds TSB Group plc)	9,300,000	9,300,000
Simi Valley, CA MHRB, 3.84%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,400,000	8,400,000

		57,639,177

INDUSTRIAL DEVELOPMENT REVENUE 13.1%
California CDA IDRB, Santos Proj., Ser. A, 3.85%, VRDN, (LOC: California Bank
& Trust)	2,990,000	2,990,000
California CDA RB, Triple H Investors Proj., 3.83%, VRDN, (LOC: Union Bank of
California)	630,000	630,000
California EDA RB, Killion Inds. Proj., 3.80%, VRDN, (LOC: Union Bank of
California)	2,630,000	2,630,000
California Infrastructure & Econ. Dev. Bank IDRB:
Bonny Doon Winery, Inc. Proj., Ser. A, 3.64%, VRDN, (LOC: Comerica, Inc.)	3,000,000	3,000,000
Haig Precision Manufacturing Corp., 3.80%, VRDN, (SPA: Bank of the West)	2,190,000	2,190,000
Surtec, Inc. Proj., Ser. A, 3.64%, VRDN, (LOC: Comerica, Inc.)	1,995,000	1,995,000
Douglas Cnty., GA IDRB, Electrical Fiber Sys. Proj., 3.86%, VRDN, (LOC: Regions
Finl. Corp.)	1,600,000	1,600,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.00%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	1,275,000	1,275,000
Glenn Cnty., CA IDA PCRB, Land O’Lakes, Inc. Proj., Ser. 1995, 3.75%, VRDN,
(LOC: JPMorgan Chase & Co.)	1,900,000	1,900,000
Riverside Cnty., CA IDA Empowerment Zone Facs. RB, 3.72%, VRDN, (LOC:
California Bank & Trust)	6,290,000	6,290,000
Riverside Cnty., CA IDRB, Triple H Processors Proj., 3.67%, VRDN, (LOC: Union
Bank of California)	1,440,000	1,440,000
Riverside Cnty., CA IDRRB, Advance Business Graphics:
Ser. A, 3.66%, VRDN, (Gtd. by California State Teachers’ Retirement System)	1,450,000	1,450,000
Ser. B, 3.66%, VRDN, (Gtd. by California State Teachers’ Retirement System)	1,300,000	1,300,000
South Bend, IN EDRB, Deluxe Sheet Metal, Inc. Proj., 3.75%, VRDN, (LOC:
Standard Federal Bank)	1,400,000	1,400,000
Westfield, IN IDRB, Standard Locknut Proj., 3.81%, VRDN, (Liq.: Wells Fargo & Co.)	935,000	935,000

		31,025,000

LEASE 1.9%
Midway, CA Sch. Dist. COP, Refinancing Proj., Ser. 2000, 3.62%, VRDN, (LOC:
Union Bank of California)	4,410,000	4,410,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 15.1%
Brazos River, TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. B,
4.75%, 05/15/2007, (Gtd. by Dow Chemical Co.)	$ 2,000,000	$2,016,456
California Infrastructure EDRB, Society for the Blind Proj., 3.68%, VRDN, (LOC:
US Bank, NA)	2,300,000	2,300,000
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Carlos Echeverria & Sons Proj., 3.74%, VRDN, (LOC: KeyCorp)	3,500,000	3,500,000
Dairy & Poso Creek Proj., 3.74%, VRDN, (SPA: Bank of the West)	3,000,000	3,000,000
George & Jennifer Deboer Trust, 3.74%, VRDN, (LOC: Wells Fargo & Co.)	2,500,000	2,500,000
Heritage Dairy Proj., 3.74%, VRDN, (Liq.: Wells Fargo & Co.)	1,500,000	1,500,000
John B. & Ann M. Verwey Proj., 3.74%, VRDN, (LOC: Bank of America Corp.)	3,400,000	3,400,000
Milk Time Dairy Farms Proj., 3.74%, VRDN, (SPA: Bank of the West)	1,400,000	1,400,000
Municipal Securities Trust Cert., Ser. 7021, 3.66%, VRDN, (Insd. by FGIC & Liq.:
Bear Stearns Cos.)	5,000,000	5,000,000
Pennsylvania EDFA RRB, Wastewater Treatment, Sunoco, Inc. Proj., 3.65%, VRDN,
(Gtd. by Sunoco, Inc.)	2,200,000	2,200,000
Puerto Rico Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 3.60%,
VRDN, (Gtd. by Becton Dickinson & Co.)	5,190,000	5,190,000
San Mateo Cnty., CA ROC, RR-II-R 647WFZ, 3.66%, VRDN, (Insd. by MBIA & Liq.:
Wells Fargo & Co.)	2,650,000	2,650,000
Whiting, IN Env. Facs., RB, BP North America Proj., Ser. 2005, 3.79%, VRDN	1,100,000	1,100,000

		35,756,456

PORT AUTHORITY 1.8%
Alameda Corridor Trans. Auth., California RB, 3.65%, VRDN, (Liq.: Merrill Lynch &
Co., Inc. & Insd. by AMBAC)	4,120,000	4,120,000

PUBLIC FACILITIES 0.3%
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER, Ser. 1002, Class A, 3.66%,
VRDN, (Liq.: Merrill Lynch & Co., Inc.)	745,000	745,000

RESOURCE RECOVERY 6.0%
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
BLT Enterprises Proj., Ser. A, 3.62%, VRDN, (LOC: Union Bank of California)	7,280,000	7,280,000
Napa Recycling & Waste, Ser. A, 3.62%, VRDN, (LOC: Union Bank of California)	5,150,000	5,150,000
Rewar-Penas Disposal Proj., Ser. A, 3.62%, VRDN, (LOC: Comerica, Inc.)	1,345,000	1,345,000
South Lake Refuse Co. Proj., Ser. A, 3.62%, VRDN, (LOC: Comerica, Inc.)	390,000	390,000

		14,165,000

SPECIAL TAX 0.6%
California Econ. Recovery Putters, Ser. 452, 3.61%, VRDN, (LOC: JPMorgan Chase
& Co. & Insd. by MBIA)	1,480,000	1,480,000

TOBACCO REVENUE 5.4%
Golden State Tobacco Securitization Corp. of California RB:
PFOTER, 3.64%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,500,000	4,500,000
Ser. A3, 3.67%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,465,000	3,465,000
Ser. DB195, 3.66%, VRDN, (LOC: Deutsche Bank AG & Insd. by FGIC)	2,080,000	2,080,000
Ser. Z5, 3.67%, VRDN, (LOC: Goldman Sachs Group, Inc. & Insd. by FSA)	2,594,000	2,594,000

		12,639,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 2.8%
Foothill/Eastern Trans. Corridor Agcy., California Toll Road RB, 3.65%, VRDN,
(Liq.: Merrill Lynch & Co., Inc.)	$3,870,000	$3,870,000
San Joaquin Hills, CA Trans. Corridor Agcy. Toll Road RB, Ser. 1409, 3.64%, VRDN,
(Liq.: JPMorgan Chase & Co.)	2,800,000	2,800,000

		6,670,000

UTILITY 3.8%
American Pub. Energy Agcy. RB, Nebraska Gas Supply Proj., Ser. A, 3.63%, VRDN,
(SPA: Societe Generale)	7,100,000	7,100,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.94%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	1,800,000	1,800,000

		8,900,000

WATER & SEWER 0.4%
Hanford, CA Sewer RB, Ser. A, 3.61%, VRDN, (Gtd. by California State Teachers’
Retirement System)	1,030,000	1,030,000

Total Investments (cost $234,799,633) 99.3%		234,799,633
Other Assets and Liabilities 0.7%		1,675,166

Net Assets 100.0%		$236,474,799

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2007.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.	IDRRB	Industrial Development Refunding Revenue Bond
CDA	Community Development Authority	LOC	Letter of Credit
COP	Certificates of Participation	MBIA	Municipal Bond Investors Assurance Corp.
EDA	Economic Development Authority	MHRB	Multifamily Housing Revenue Bond
EDFA	Economic Development Finance Authority	MTC	Municipal Trust Certificates
EDRB	Economic Development Revenue Bond	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PFOTER	Putable Floating Option Tax Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	ROC	Reset Option Certificate
GO	General Obligation	RRB	Refunding Revenue Bond
IDA	Industrial Development Authority	SFHRB	Single Family Housing Revenue Bond
IDRB	Industrial Development Revenue Bond	SPA	Securities Purchase Agreement

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2007

The following table shows the percent of total investments by geographic location as of January 31, 2007:

California	73.9%
Delaware	5.2%
Nebraska	3.0%
Puerto Rico	2.2%
Indiana	2.0%
Pennsylvania	0.9%
Texas	0.9%
Georgia	0.7%
New Mexico	0.4%
Massachusetts	0.3%
Non-state specific	10.5%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2007 (unaudited):

Tier 1	97.4%
Tier 2	2.6%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2007 (unaudited):

1 day	0.4%
2-7 days	96.6%
8-60 days	2.2%
61-120 days	0.8%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007

Assets
Investments at amortized cost	$234,799,633
Cash	161,257
Interest receivable	1,527,568
Receivable from investment advisor	4,167
Prepaid expenses and other assets	9,513

Total assets	236,502,138

Liabilities
Dividends payable	3,556
Due to related parties	618
Accrued expenses and other liabilities	23,165

Total liabilities	27,339

Net assets	$236,474,799

Net assets represented by
Paid-in capital	$236,450,585
Undistributed net investment income	24,214

Total net assets	$236,474,799

Net assets consists of
Class A	$17,634,753
Class S	217,550,663
Class I	1,289,383

Total net assets	$236,474,799

Shares outstanding (unlimited number of shares authorized)
Class A	17,661,275
Class S	217,549,624
Class I	1,287,199

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended January 31, 2007

Investment income
Interest	$7,881,755

Expenses
Advisory fee	984,494
Distribution Plan expenses
Class A	75,812
Class S	1,146,433
Administrative services fee	131,266
Transfer agent fees	93,757
Trustees’ fees and expenses	3,055
Printing and postage expenses	27,448
Custodian and accounting fees	71,825
Registration and filing fees	46,854
Professional fees	18,669
Other	5,340

Total expenses	2,604,953
Less: Expense reductions	(10,040)
Expense reimbursements	(91,251)

Net expenses	2,503,662

Net investment income	5,378,093

Net realized gains on investments	89,160

Net increase in net assets resulting from operations	$5,467,253

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2007		2006

Operations
Net investment income		$5,378,093		$3,254,960
Net realized gains on investments		89,160		31,844

Net increase in net assets resulting
from operations		5,467,253		3,286,804

Distributions to shareholders from
Net investment income
Class A		(676,413)		(707,289)
Class S		(4,698,857)		(2,526,619)
Class I		(73,112)		(49,574)

Total distributions to shareholders		(5,448,382)		(3,283,482)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	129,259,831	129,259,831	164,241,920	164,241,920
Class S	1,175,180,081	1,175,180,081	884,059,621	884,059,621
Class I	21,763,074	21,763,074	27,234,849	27,234,849

		1,326,202,986		1,075,536,390

Net asset value of shares issued in
reinvestment of distributions
Class A	676,393	676,393	707,285	707,285
Class S	4,698,857	4,698,857	2,526,619	2,526,619
Class I	16,058	16,058	11,269	11,269

		5,391,308		3,245,173

Payment for shares redeemed
Class A	(142,711,813)	(142,711,813)	(190,775,815)	(190,775,815)
Class S	(1,153,485,437)	(1,153,485,437)	(867,908,792)	(867,908,792)
Class I	(22,020,847)	(22,020,847)	(29,337,410)	(29,337,410)

		(1,318,218,097)		(1,088,022,017)

Net increase (decrease) in net assets
resulting from capital share
transactions		13,376,197		(9,240,454)

Total increase (decrease) in net assets		13,395,068		(9,237,132)
Net assets
Beginning of period		223,079,731		232,316,863

End of period		$236,474,799		$223,079,731

Undistributed net investment income		$24,214		$5,343

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen California Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distribu-

18

NOTES TO FINANCIAL STATEMENTS continued

tions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignations. During the year ended January 31, 2007, the following amounts were reclassified:

Undistributed net investment income	$89,160
Accumulated net realized gains on investments	(89,160)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.45% and declining to 0.30% as average daily net assets increase. From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class S shares in the amount of $91,251.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

19

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

On January 31, 2007, the cost of investments for federal income tax purposes for the fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2007, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $24,214. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended January 31

	2007	2006

Ordinary Income	$74,936	$ 32,533
Exempt-Interest Income	5,349,174	3,249,324
Long-term Capital Gain	24,272	1,625

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended January 31, 2007, the Fund had no borrowings.

20

NOTES TO FINANCIAL STATEMENTS continued

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that

21

NOTES TO FINANCIAL STATEMENTS continued

sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD. In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen California Municipal Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and finan-cial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen California Municipal Money Market Fund as of January 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 23, 2007

23

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $24,272 for the fiscal year ended January 31, 2007.

For the fiscal year ended January 31, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 98.18% . The percentage of distributions subject to the federal alternative minimum tax and California state income tax will be reported to shareholders in January 2008.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen California Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s

24

ADDITIONAL INFORMATION (unaudited) continued

requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

25

ADDITIONAL INFORMATION (unaudited) continued

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions,

26

ADDITIONAL INFORMATION (unaudited) continued

and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

565215 rv4 3/2007

Evergreen Florida Municipal Money Market Fund

Evergreen

FLORIDA MUNICIPAL MONEY MARKET FUND

Annual Report
as of January 31, 2007

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Florida Municipal Money Market Fund covering the twelve-month period ended January 31, 2007.

The domestic fixed income markets produced positive results over the twelve months, with the policies of the U.S. Federal Reserve Board (the “Fed”) exerting a major influence on investor sentiment. After continuing to raise short-term rates early in 2006 because of concerns about inflationary pressures, the Fed paused in its cycle of credit tightening and held short-term interest rates steady after June. Stabilized short-term rates, combined with the easing of world commodity prices, increased confidence in the markets. As a result, the fixed income market generated healthy returns in the final months of the period after producing weak results early in 2006 amid concerns about higher energy prices and rising inflation.

Gross Domestic Product, which grew at an annual pace of more than 5% at the beginning of 2006, moderated to 2.0% in the third quarter and 2.2% over the final quarter. Over the full calendar year, the economy grew at a healthy rate of 3.1% . The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries, while growth in inventories,

1

LETTER TO SHAREHOLDERS continued

consumption, business investment and trade fell short of early optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion.

Over the full twelve months, shorter-term fixed income strategies, including money market funds, tended to outperform longer-maturity bond investments. In this environment, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income. As short-term rates increased early in the year, they were able to take advantage of new opportunities to increase yields, and therefore returns, in the money market funds.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at
EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

2

Notification of Investment Goal and Strategy Changes

Effective January 1, 2007, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” is replaced with the following: The Fund seeks as high a level of current income exempt from regular federal income tax, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

The “INVESTMENT STRATEGY” is also revised to remove the reference to the Florida intangibles tax and is replaced with the following: The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of Florida or its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as the U.S. territories), which are exempt from federal income tax other than the alternative minimum tax, and are determined to present minimal credit risk.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Mathew M. Kiselak

• James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/26/1998
	Class A	Class S	Class I
Class inception date	10/26/1998	6/30/2000	12/29/1998

Nasdaq symbol	EFIXX	N/A	EFMXX

Average annual return

1-year	2.79%	2.48%	3.09%

5-year	1.33%	1.03%	1.63%

Since portfolio inception	1.88%	1.64%	2.18%

7-day annualized yield	2.89%	2.59%	3.19%

30-day annualized yield	2.87%	2.57%	3.17%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class S, without which returns for Class S would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2006	1/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,014.42	$ 4.11
Class S	$ 1,000.00	$ 1,012.89	$ 5.63
Class I	$ 1,000.00	$ 1,015.94	$ 2.59
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.12	$ 4.13
Class S	$ 1,000.00	$ 1,019.61	$ 5.65
Class I	$ 1,000.00	$ 1,022.63	$ 2.60

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.81% for Class A, 1.11% for Class S and 0.51% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Year Ended January 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.02)	(0.01)	0[1]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.79%	1.88%	0.62%	0.49%	0.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,758	$17,386	$18,368	$27,758	$30,804
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.81%	0.81%	0.82%	0.83%	0.87%
Expenses excluding waivers/reimbursements and expense reductions	0.83%	0.83%	0.84%	0.83%	0.87%
Net investment income (loss)	2.74%	1.84%	0.61%	0.48%	0.79%

[1] Amount represents less than $0.005 per share.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Year Ended January 31,

CLASS S	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.02)	0[1]	0[1]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.48%	1.58%	0.32%	0.20%	0.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$295,421	$460,726	$442,868	$259,620	$242,800
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.11%	1.11%	1.11%	1.12%	1.17%
Expenses excluding waivers/reimbursements and expense reductions	1.13%	1.13%	1.14%	1.14%	1.17%
Net investment income (loss)	2.44%	1.52%	0.37%	0.20%	0.52%

[1] Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Year Ended January 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.09%	2.19%	0.92%	0.79%	1.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,773	$32,778	$37,692	$6,699	$2,785
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.51%	0.51%	0.52%	0.56%	0.57%
Expenses excluding waivers/reimbursements and expense reductions	0.53%	0.53%	0.54%	0.56%	0.57%
Net investment income (loss)	2.99%	2.16%	1.10%	0.78%	0.99%

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2007	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.4%
AIRPORT 13.8%
Greater Orlando Aviation Auth. RB, Flight Safety Proj.:
Ser. A, 3.67%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	$ 3,100,000	$ 3,100,000
Ser. B, 3.67%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	3,000,000	3,000,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 3.87%, VRDN, (Gtd. by Boeing Co.)	16,910,000	16,910,000
Ser. B, 3.87%, VRDN, (Gtd. by Boeing Co.)	19,030,000	19,030,000
Miami-Dade Cnty., FL Intl. Arpt. Proj. MSTR, 3.64%, VRDN, (SPA: Societe
Generale)	2,100,000	2,100,000

		44,140,000

CONTINUING CARE RETIREMENT COMMUNITY 2.7%
Bay Cnty., FL RB, Methodist Home for Aging, 3.76%, VRDN, (Insd. by FHLB)	7,885,000	7,885,000
Orange Cnty., FL Hlth. Facs. Auth. RB, 3.61%, VRDN, (LOC: SunTrust Banks, Inc.)	730,000	730,000

		8,615,000

EDUCATION 2.8%
Brevard Cnty., FL Sch. Board COP, Ser. 638, 3.67%, VRDN, (LOC: JPMorgan
Chase & Co.)	2,475,000	2,475,000
University of South Florida Research Foundation RB, Univ. Tech. Proj., Ser. B,
3.63%, VRDN, (LOC: Bank of America Corp.)	700,000	700,000
Volusia Cnty., FL Edl. Facs. Auth. RB, ROC, 3.66%, VRDN, (LOC: CitiBank, NA)	5,645,000	5,645,000

		8,820,000

ENERGY 0.3%
Gulf Coast, TX Waste Disposal Auth. RB, Amoco Oil Co. Proj., 3.79%, VRDN	1,000,000	1,000,000

GENERAL OBLIGATION - LOCAL 3.1%
Miami-Dade Cnty., FL GO, ROC, 3.66%, VRDN, (LOC: CitiBank, NA)	7,535,000	7,535,000
Wildgrass, CO GO, 3.76%, VRDN, (LOC: Compass Bank, Inc.)	2,490,000	2,490,000

		10,025,000

GENERAL OBLIGATION - STATE 3.6%
Florida Board of Ed. GO:
ROC, 3.65%, VRDN, (LOC: Citibank, NA)	7,160,000	7,160,000
Ser. 137, 3.66%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,970,000	2,970,000
Florida Dept. of Trans. GO, 3.65%, VRDN, (Liq.: Citigroup, Inc.)	1,490,000	1,490,000

		11,620,000

HOSPITAL 8.2%
Halifax, FL Med. Ctr. RB, 3.65%, VRDN, (LOC: CitiBank, NA)	6,500,000	6,500,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj.:
Ser. A, 3.60%, VRDN, (LOC: SunTrust Banks, Inc.)	300,000	300,000
Ser. C, 3.64%, VRDN, (Gtd. by Adventist Hlth. Sys.)	500,000	500,000
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Proj., Ser. B, 3.61%,
VRDN, (LOC: SunTrust Banks, Inc.)	5,500,000	5,500,000
Houston Cnty., AL Hlth. Care Facs. RB, PFOTER, 3.60%, 02/01/2007, (Liq.: Merrill
Lynch & Co., Inc.)	3,000,000	3,000,000
Indianapolis, IN Hlth. Facs. Fin. Auth. RB, Ascension Hlth. Credit Group, Ser. A,
3.50%, 03/01/2007, (Gtd. by Ascension Hlth. Credit Group)	3,000,000	3,000,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2007	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Ser. A, 3.72%, VRDN, (LOC: Bank of
America Corp.)	$ 1,340,000	$ 1,340,000
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., 3.68%, VRDN,
(LOC: Bank of America Corp.)	800,000	800,000
Miami, FL Hlth. Facs. Auth. RB PFOTER, Mercy Hosp. Proj., 3.69%, VRDN,
(LOC: WestLB AG)	4,995,000	4,995,000
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Bethesda Hlth. Care Proj., 3.72%, VRDN,
(LOC: SunTrust Banks, Inc.)	365,000	365,000

		26,300,000

HOUSING 22.3%
Alachua Cnty., FL HFA RB, Hsg. Univ. Cove Apts. Proj., 3.55%, VRDN, (LOC:
SunTrust Banks, Inc.)	3,965,000	3,965,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 3.65%, VRDN, (LOC: Harris
Trust & Savings)	2,200,000	2,200,000
Broward Cnty., FL HFA RB, Ser. 2000-C, 3.83%, VRDN, (LOC: CitiBank, NA)	5,000	5,000
Broward Cnty., FL MHRB, Cypress Grove Apt., Ser. B, 4.11%, VRDN, (LOC:
CitiBank, NA)	4,270,000	4,270,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-2, 3.76%, VRDN, (SPA: State Street Corp.)	109,013	109,013
Ser. 2000-1, 3.69%, VRDN, (SPA: State Street Corp.)	5,650,000	5,650,000
Florida Hsg. Fin. Corp. MHRB:
Lake Shore Apts. Proj., 3.69%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
Lee Vista Apts. Proj., 3.66%, VRDN, (Insd. by FHLMC)	6,740,000	6,740,000
Maitland Apts. Proj., 3.65%, VRDN, (Insd. by FHLMC)	9,525,000	9,525,000
Spring Haven Apts. Proj., 3.69%, VRDN, (LOC: CitiBank, NA)	5,690,000	5,690,000
Palm Beach, FL MMA Finl. MHRB, Ser. B, Class A, 3.61%, VRDN, (LOC: SunTrust
Banks, Inc.)	8,910,000	8,910,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
3.81%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	2,810,000	2,810,000
Class B:
3.40%, 02/01/2007, (Insd. by FHLMC)	1,925,000	1,925,000
3.85%, 07/05/2007, (LOC: Lloyds TSB Group plc)	2,545,000	2,545,000
Pinellas Cnty., FL HFA RB, PFOTER, 3.69%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	210,000	210,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 3.56%, VRDN, (LOC: Bank
of America Corp.)	7,300,000	7,300,000
Wisconsin Hsg. & EDA SFHRB, 3.73%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	3,600,000	3,600,000

		71,354,013

INDUSTRIAL DEVELOPMENT REVENUE 10.6%
Alachua Cnty., FL IDRB, Florida Rock Proj., 3.66%, VRDN, (LOC: Bank of America
Corp.)	1,000,000	1,000,000
Berkeley Cnty., SC Exempt Facs. IDRB, BP Amoco Chemical Co. Proj., 3.79%,
VRDN, (Insd. by BP plc)	935,000	935,000
Colorado HFA EDRB, Corey Bldg. Proj., Ser. A, 3.76%, VRDN, (LOC: Wells Fargo
& Co.)	1,530,000	1,530,000
Dade Cnty., FL IDA RB, Quipp, Inc. Proj., 3.71%, VRDN, (LOC: Bank of America
Corp.)	250,000	250,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2007	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Escambia Cnty., FL IDRB, Daw’s Manufacturing Co., Inc. Proj., 3.76%, VRDN,
(LOC: Bank of America Corp.)	$ 3,100,000	$ 3,100,000
Florida Dev. Fin. Corp. IDRB:
Enterprise Bldg. Proj.:
Ser. A-1, 3.66%, VRDN, (LOC: SunTrust Banks, Inc.)	870,000	870,000
Ser. A-2, 3.61%, VRDN, (LOC: SunTrust Banks, Inc.)	590,000	590,000
Enterprise Triple Crown Trailers, Ser. 2002-C1, 3.66%, VRDN, (LOC: SunTrust
Banks, Inc.)	1,090,000	1,090,000
Fort Walton Proj., Ser. A-4, 3.72%, VRDN, (LOC: SunTrust Banks, Inc.)	670,000	670,000
Novelty Crystal Proj., 3.72%, VRDN, (LOC: SunTrust Banks, Inc.)	1,100,000	1,100,000
Plastics Components Proj., 3.72%, VRDN, (LOC: SunTrust Banks, Inc.)	800,000	800,000
Suncoast Bakeries Proj., Ser. A-1, 3.72%, VRDN, (LOC: SunTrust Banks, Inc.)	550,000	550,000
Jacksonville, FL EDA IDRB, Crown Products Co. Proj., Ser. 1998, 3.72%, VRDN,
(LOC: SunTrust Banks, Inc.)	700,000	700,000
Massachusetts IFA IDRB, Portland Causeway Proj., 3.65%, VRDN, (LOC:
Sovereign Bancorp, Inc.)	600,000	600,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., 3.67%, VRDN, (LOC: Royal
Bank of Canada)	11,000,000	11,000,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., 3.71%, VRDN, (LOC: Bank of America
Corp.)	1,400,000	1,400,000
Polk Cnty., FL IDA RB, Sun Orchard Florida, Inc. Proj., 3.95%, VRDN, (LOC: U.S.
Bancorp)	1,395,000	1,395,000
Sheboygan, WI IDRB, Vortex Liquid Color Proj., 3.87%, VRDN, (LOC: Associated
Banc-Corp.)	1,510,000	1,510,000
Volusia Cnty., FL IDA RB, Ideal Spot Properties Proj., Ser. A, 3.66%, VRDN,
(LOC: Bank of America Corp.)	4,865,000	4,865,000

		33,955,000

LEASE 6.1%
Broward Cnty., FL Sch. Board COP, 3.65%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,600,000	4,600,000
Hillsborough Cnty., FL Sch. Board COP, Ser. 2000-E, 3.76%, VRDN, (LOC: Bank of
America Corp.)	4,590,000	4,590,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.65%, VRDN, (Liq.: Morgan
Stanley)	350,000	350,000
Miami-Dade Cnty., FL Sch. Board COP:
3.65%, VRDN, (Insd. by FGIC & Liq.: Citigroup, Inc. )	4,535,000	4,535,000
3.66%, VRDN, (Insd. by FGIC & LOC: JPMorgan Chase & Co.)	3,100,000	3,100,000
St. Lucie Cnty., FL Sch. Board COP, 3.64%, VRDN, (LOC: Bank of New York Co.)	2,287,000	2,287,000

		19,462,000

MISCELLANEOUS REVENUE 10.5%
Miami-Dade Cnty., FL TOC, Ser. Z-9, 3.67%, VRDN, (Gtd. by Goldman Sachs
Group, Inc.)	13,000,000	13,000,000
Palm Beach Cnty., FL RB, Jewish Cmnty. Campus Corp., 3.54%, VRDN,
(LOC: Northern Trust Corp.)	5,840,000	5,840,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, 3.81%, VRDN, (SPA: Merrill
Lynch & Co., Inc.)	11,705,000	11,705,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2007	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Valdez, AK Marine Terminal RB, ConocoPhillips Proj., 3.68%, 06/01/2007,
(Gtd. by ConocoPhillips)	$ 3,000,000	$ 3,000,000

		33,545,000

RESOURCE RECOVERY 0.9%
Montana Board Resource Recovery RB, Colstrip Energy, LP Proj., 3.60%, VRDN,
(LOC: Dexia SA)	2,720,000	2,720,000

SPECIAL TAX 5.8%
ABN AMRO Munitops RB, Ser. 2002-24, 3.65%, VRDN, (LOC: ABN AMRO Bank)	1,400,000	1,400,000
Boynton Beach, FL Cmnty. Redev. Agcy. RB, Ser. 657, 3.66%, VRDN, (Insd. by
AMBAC & LOC: JPMorgan Chase & Co.)	1,585,000	1,585,000
Collier Cnty., FL Gas Tax RB, ROC, 3.66%, VRDN, (Insd. by AMBAC & Liq.:
Citigroup, Inc.)	5,340,000	5,340,000
Florida Board of Ed. Lottery RB, Eagle Trust Cert., Ser. 2001-0904, 3.66%,
VRDN, (LOC: CitiBank, NA)	2,600,000	2,600,000
Tampa Bay, FL Water Supply RB, ROC, 3.65%, VRDN, (LOC: CitiBank, NA)	7,660,000	7,660,000

		18,585,000

UTILITY 6.1%
Campbell Cnty., WY IDRB, Two Elk Power Generation Proj., 3.80%, 11/30/2007,
(Liq.: Citigroup, Inc.)	4,000,000	4,000,000
Florida Util. Auth. RB, Ser. 327, 3.65%, VRDN, (Liq.: Morgan Stanley)	348,500	348,500
Jacksonville, FL PCRB, Florida Power & Light Co. Proj., 3.73%, VRDN, (Gtd. by
Florida Power & Light Co.)	15,000,000	15,000,000

		19,348,500

WATER & SEWER 2.6%
Bay Cnty., FL Water Sys. RB, PFOTER, Ser. PT-2776, 3.65%, VRDN, (Insd. by
AMBAC & Liq.: Merrill Lynch & Co., Inc.)	3,000,000	3,000,000
Florida Water & Sewer Sys. RB, Ser. 805, 3.66%, VRDN, (Liq.: JPMorgan Chase
& Co.)	5,470,000	5,470,000

		8,470,000

Total Investments (cost $317,959,513) 99.4%		317,959,513
Other Assets and Liabilities 0.6%		1,991,304

Net Assets 100.0%		$319,950,817

VRDN Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2007.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2007

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	LOC	Letter of Credit
COP	Certificates of Participation	MBIA	Municipal Bond Investors Assurance Corp.
EDA	Economic Development Authority	MHRB	Multifamily Housing Revenue Bond
EDRB	Economic Development Revenue Bond	MSTR	Municipal Securities Trust Receipt
FGIC	Financial Guaranty Insurance Co.	PCRB	Pollution Control Revenue Bond
FHLB	Federal Home Loan Bank	PFOTER	Putable Floating Option Tax Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.	RB	Revenue Bond
FNMA	Federal National Mortgage Association	ROC	Reset Option Certificate
GO	General Obligation	RRB	Refunding Revenue Bond
HFA	Housing Finance Authority	SFHRB	Single Family Housing Revenue Bond
IDA	Industrial Development Authority	SPA	Securities Purchase Agreement
IDRB	Industrial Development Revenue Bond	TOC	Tender Option Certificate
IFA	Industrial Finance Agency

The following table shows the percent of total investments by geographic location as of January 31, 2007:

Florida	85.4%
Wisconsin	1.6%
Colorado	1.3%
Wyoming	1.3%
Indiana	0.9%
Alaska	0.9%
Alabama	0.9%
Montana	0.9%
Texas	0.3%
South Carolina	0.3%
Massachusetts	0.2%
Non-state specific	6.0%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2007 (unaudited):

Tier 1	99.8%
Tier 2	0.2%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2007 (unaudited):

1 day	1.6%
2-7 days	94.5%
8-60 days	0.9%
121-240 days	1.7%
241+ days	1.3%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007

Assets
Investments at amortized cost	$ 317,959,513
Cash	371,444
Interest receivable	1,661,667
Prepaid expenses and other assets	27,664

Total assets	320,020,288

Liabilities
Dividends payable	36,209
Advisory fee payable	3,324
Distribution Plan expenses payable	4,967
Due to other related parties	856
Accrued expenses and other liabilities	24,115

Total liabilities	69,471

Net assets	$ 319,950,817

Net assets represented by
Paid-in capital	$ 319,950,513
Undistributed net investment income	304

Total net assets	$ 319,950,817

Net assets consists of
Class A	$ 14,757,589
Class S	295,420,711
Class I	9,772,517

Total net assets	$ 319,950,817

Shares outstanding (unlimited number of shares authorized)
Class A	14,761,366
Class S	295,413,943
Class I	9,775,102

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended January 31, 2007

Investment income
Interest	$ 12,836,339

Expenses
Advisory fee	1,447,944
Distribution Plan expenses
Class A	48,247
Class S	2,015,094
Administrative services fee	217,192
Transfer agent fees	32,938
Trustees’ fees and expenses	2,658
Printing and postage expenses	29,200
Custodian and accounting fees	113,102
Registration and filing fees	44,913
Professional fees	21,999
Other	9,961

Total expenses	3,983,248
Less: Expense reductions	(15,221)
Fee waivers	(72,397)

Net expenses	3,895,630

Net investment income	8,940,709

Net realized gains on investments	10,321

Net increase in net assets resulting from operations	$8,951,030

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2007		2006

Operations
Net investment income		$ 8,940,709		$ 6,686,885
Net realized gains on investments		10,321		118,479

Net increase in net assets resulting
from operations		8,951,030		6,805,364

Distributions to shareholders from
Net investment income
Class A		(441,411)		(323,050)
Class S		(8,205,150)		(5,904,883)
Class I		(300,304)		(595,520)

Total distributions to shareholders		(8,946,865)		(6,823,453)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	38,329,099	38,329,099	61,860,865	61,860,865
Class S	2,682,570,233	2,682,570,233	2,076,102,614	2,076,102,614
Class I	16,693,006	16,693,006	177,050,371	177,050,371

		2,737,592,338		2,315,013,850

Net asset value of shares issued in
reinvestment of distributions
Class A	278,293	278,293	223,503	223,503
Class S	8,205,150	8,205,150	2,529,511	2,529,511
Class I	193,163	193,163	357,923	357,923

		8,676,606		3,110,937

Payment for shares redeemed
Class A	(41,236,146)	(41,236,146)	(63,068,215)	(63,068,215)
Class S	(2,856,084,044)	(2,856,084,044)	(2,060,759,236)	(2,060,759,236)
Class I	(39,891,787)	(39,891,787)	(182,317,784)	(182,317,784)

		(2,937,211,977)		(2,306,145,235)

Net increase (decrease) in net assets
resulting from capital share
transactions		(190,943,033)		11,979,552

Total increase (decrease) in net assets		(190,938,868)		11,961,463
Net assets
Beginning of period		510,889,685		498,928,222

End of period		$ 319,950,817		$ 510,889,685

Undistributed (overdistributed) net
investment income		$ 304		$ (3,861)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Florida Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignations. During the year ended January 31, 2007, the following amounts were reclassified:

Undistributed net investment income	$10,321
Accumulated net realized gains on investments	(10,321)

18

NOTES TO FINANCIAL STATEMENTS continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase. From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2007, EIMC voluntarily waived its advisory fee in the amount of $72,397.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On January 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2007, the Fund did not participate in the interfund lending program.

19

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2007, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $304. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2007	2006

Ordinary Income	$2,786	$110,401
Exempt-Interest Income	8,934,982	6,696,573
Long-term Capital Gain	9,097	16,479

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended January 31, 2007, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things.

20

NOTES TO FINANCIAL STATEMENTS continued

The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

21

NOTES TO FINANCIAL STATEMENTS continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Florida Municipal Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Florida Municipal Money Market Fund as of January 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 23, 2007

23

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $9,097 for the fiscal year ended January 31, 2007.

For the fiscal year ended January 31, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.87% . The percentage of distributions subject to the federal alternative minimum tax and Florida state income tax will be reported to shareholders in January 2008.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Florida Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s

24

ADDITIONAL INFORMATION (unaudited) continued

requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

25

ADDITIONAL INFORMATION (unaudited) continued

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions,

26

ADDITIONAL INFORMATION (unaudited) continued

and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation
DOB: 10/23/1934	of New England; Former Director, The Francis Ouimet Society (scholarship
Term of office since: 1991	program); Former Director, Executive Vice President and Treasurer, State
Other directorships: None	Street Research & Management Company (investment advice)

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee,Treasurer and Chairman of the Finance Committee,
DOB: 10/23/1938	Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Director,
DOB: 2/14/1939	Obagi Medical Products Co.; Former Director, Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community);
Trustee	President and Director of Buckleys of Kezar Lake, Inc., (real estate company);
DOB: 4/9/1948	Former Partner, PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp. (packaging company); Member, Superior Land, LLC
DOB: 8/26/1955	(real estate holding company), Member, K&P Development, LLC (real estate
Term of office since: 1984	development); Former Director, National Kidney Foundation of North Carolina,
Other directorships: None	Inc. (non-profit organization)

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc.
DOB: 9/19/1941	(executive recruitment information and research company); Consultant, AESC
Term of office since: 1982	(The Association of Executive Search Consultants); Director, J&M Cumming
Other directorships: None	Paper Co. (paper merchandising); Former Trustee, NDI Technologies,
LLP (communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman,
Trustee	Branded Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford
Trustee	YMCA; Former Director, Trust Company of CT; Former Director, Old State
DOB: 8/11/1939	House Association; Former Trustee, Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association;
Trustee	Member, Financial Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen
President	Investment Company, Inc. and Executive Vice President, Wachovia Bank,
DOB: 6/20/1945	N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.;
Treasurer	Former Assistant Vice President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel,
Secretary	Evergreen Investment Services, Inc.; Secretary, Senior Vice President
DOB: 4/20/1960	and General Counsel, Evergreen Investment Management Company,
Term of office since: 2000	LLC and Evergreen Service Company, LLC; Senior Vice President and
Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and
Chief Compliance Officer	Senior Vice President of Evergreen Investments Co, Inc; Former Director
DOB: 9/2/1947	of Compliance, Evergreen Investment Services, Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

565211 rv4 3/2007

Evergreen Money Market Fund

Evergreen

MONEY MARKET FUND

Annual Report
as of January 31, 2007

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Money Market Fund covering the twelve-month period ended January 31, 2007.

The domestic fixed income markets produced positive results over the twelve months, with the policies of the U.S. Federal Reserve Board (the “Fed”) exerting a major influence on investor sentiment. After continuing to raise short-term rates early in 2006 because of concerns about inflationary pressures, the Fed paused in its cycle of credit tightening and held short-term interest rates steady after June. Stabilized short-term rates, combined with the easing of world commodity prices, increased confidence in the markets. As a result, the fixed income market generated healthy returns in the final months of the period after producing weak results early in 2006 amid concerns about higher energy prices and rising inflation.

Gross Domestic Product, which grew at an annual pace of more than 5% at the beginning of 2006, moderated to 2.0% in the third quarter and 2.2% over the final quarter. Over the full calendar year, the economy grew at a healthy rate of 3.1% . The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries,

1

LETTER TO SHAREHOLDERS continued

while growth in inventories, consumption, business investment and trade fell short of early optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion.

Over the full twelve months, shorter-term fixed income strategies, including money market funds, tended to outperform longer-maturity bond investments. In this environment, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income. As short-term rates increased early in the year, they were able to take advantage of new opportunities to increase yields, and therefore returns, in the money market funds.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

2

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen
• Bryan K. White, CFA
• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/2/1987

	Class A	Class B	Class C	Class S	Class S1	Class I
Class inception date	1/4/1995	1/26/1995	8/1/1997	6/30/2000	6/26/2001	11/2/1987

Nasdaq symbol	EMAXX	EMBXX	EMCXX	N/A	N/A	EGMXX

Average annual
return**

1-year with sales
charge	N/A	-1.36%	2.64%	N/A	N/A	N/A

1-year w/o sales
charge	4.36%	3.64%	3.64%	4.05%	4.05%	4.67%

5-year	1.80%	0.84%	1.23%	1.51%	1.65%	2.09%

10-year	3.25%	2.60%	2.65%	3.16%	3.30%	3.55%

Maximum sales	N/A	5.00%	1.00%	N/A	N/A	N/A
charge		CDSC	CDSC

7-day annualized
yield	4.52%	3.82%	3.82%	4.22%	4.22%	4.82%

30-day annualized
yield	4.52%	3.82%	3.82%	4.22%	4.22%	4.82%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

** Adjusted for maximum applicable sales charge, unless noted

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Classes S or S1. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes C, S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes C, S and S1 have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A, 0.60% for Classes S and S1 and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes C, S and S1 would have been lower.

The advisor is reimbursing the fund for a portion of other expenses. Had expenses not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Classes A, B, C, S and S1 without which returns for Classes A, B, C, S and S1 would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S and S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of January 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2006	1/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,022.93	$ 4.54
Class B	$ 1,000.00	$ 1,019.33	$ 8.09
Class C	$ 1,000.00	$ 1,019.35	$ 8.09
Class S	$ 1,000.00	$ 1,021.37	$ 6.06
Class S1	$ 1,000.00	$ 1,021.40	$ 6.06
Class I	$ 1,000.00	$ 1,024.44	$ 3.01
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.72	$ 4.53
Class B	$ 1,000.00	$ 1,017.19	$ 8.08
Class C	$ 1,000.00	$ 1,017.19	$ 8.08
Class S	$ 1,000.00	$ 1,019.21	$ 6.06
Class S1	$ 1,000.00	$ 1,019.21	$ 6.06
Class I	$ 1,000.00	$ 1,022.23	$ 3.01

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.89% for Class A, 1.59% for Class B, 1.59% for Class C, 1.19% for Class S, 1.19% for
Class S1 and 0.59% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.04	0.03	0.01	0	0.01

Distributions to shareholders from
Net investment income	(0.04)	(0.03)	(0.01)	0[1]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.36%	2.56%	0.68%	0.32%	1.14%

Ratios and supplemental data
Net assets, end of period (millions)	$2,886	$2,803	$3,027	$6,261	$10,628
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	0.89%	0.89%	0.94%	0.93%	0.89%
Expenses excluding waivers/reimbursements and
expense reductions	0.92%	0.92%	1.00%	0.99%	0.91%
Net investment income (loss)	4.28%	2.52%	0.60%	0.33%	1.12%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.04	0.02	0	0	0

Distributions to shareholders from
Net investment income	(0.04)	(0.02)	0[1]	0[1]	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	3.64%	1.84%	0.21%	0.06%	0.44%

Ratios and supplemental data
Net assets, end of period (millions)	$ 25	$ 33	$ 46	$ 70	$ 113
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	1.59%	1.59%	1.38%	1.20%	1.59%
Expenses excluding waivers/reimbursements and
expense reductions	1.62%	1.62%	1.70%	1.69%	1.60%
Net investment income (loss)	3.56%	1.77%	0.18%	0.06%	0.41%

1 Amount represents less than $0.005 per share.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.04	0.02	0	0	0

Distributions to shareholders from
Net investment income	(0.04)	(0.02)	0[1]	0[1]	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	3.64%	1.84%	0.21%	0.06%	0.44%

Ratios and supplemental data
Net assets, end of period (millions)	$ 10	$ 9	$ 16	$ 26	$ 23
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	1.59%	1.59%	1.37%	1.17%	1.59%
Expenses excluding waivers/reimbursements and
expense reductions	1.62%	1.62%	1.71%	1.70%	1.60%
Net investment income (loss)	3.62%	1.70%	0.15%	0.06%	0.42%

1 Amount represents less than $0.005 per share.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.04	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	(0.04)	(0.02)	0[1]	0[1]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.05%	2.25%	0.41%	0.09%	0.82%

Ratios and supplemental data
Net assets, end of period (millions)	$1,776	$2,421	$2,477	$3,544	$7,302
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	1.19%	1.19%	1.20%	1.17%	1.21%
Expenses excluding waivers/reimbursements and
expense reductions	1.22%	1.22%	1.30%	1.28%	1.21%
Net investment income (loss)	3.96%	2.22%	0.39%	0.10%	0.83%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S1	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.04	0.02	0.01	0	0.01

Distributions to shareholders from
Net investment income	(0.04)	(0.02)	(0.01)	0[1]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.05%	2.32%	0.52%	0.20%	1.18%

Ratios and supplemental data
Net assets, end of period (millions)	$2,111	$2,133	$2,294	$1,057	$1,767
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	1.19%	1.11%	1.09%	1.05%	0.85%
Expenses excluding waivers/reimbursements and
expense reductions	1.22%	1.21%	1.27%	1.29%	1.21%
Net investment income (loss)	3.98%	2.30%	0.75%	0.21%	1.16%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.67%	2.86%	0.97%	0.57%	1.42%

Ratios and supplemental data
Net assets, end of period (millions)	$1,334	$1,190	$1,531	$1,659	$2,334
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	0.59%	0.59%	0.65%	0.68%	0.61%
Expenses excluding waivers/reimbursements and
expense reductions	0.62%	0.62%	0.70%	0.69%	0.61%
Net investment income (loss)	4.57%	2.80%	0.94%	0.57%	1.41%

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

January 31, 2007

	Principal
	Amount	Value

ASSET-BACKED SECURITIES 0.2%
Pinnacle Capital Asset Trust, Ser. 2006-A, Class A1, FRN, 5.41%, 02/27/2007
144A (cost $16,007,251)	$ 16,007,251	$16,007,251

CERTIFICATES OF DEPOSIT 8.9%
Abbey National plc, 5.35%, 02/01/2007	30,000,000	29,998,939
Barclays Bank plc:
5.37%, 01/25/2008	100,000,000	100,000,000
5.40%, 06/04/2007	75,000,000	75,000,000
Branch Banking & Trust Co., 5.32%, 02/12/2007	50,000,000	50,000,000
Credit Suisse First Boston Corp.:
5.01%, 03/07/2007	25,000,000	25,000,000
5.36%, 04/30/2007	100,000,000	100,000,000
Deutsche Bank AG:
5.37%, 05/25/2007	60,000,000	60,000,000
5.40%, 05/25/2007	75,000,000	75,000,000
First Tennessee Bank, 5.30%, 03/07/2007	50,000,000	50,000,000
Royal Bank of Canada, 5.42%, 10/26/2007	50,000,000	50,000,000
Societe Generale, 5.45%, 01/29/2008	60,000,000	60,000,000
SunTrust Banks, Inc., 5.43%, 02/20/2007	50,000,000	50,013,303

Total Certificates of Deposit (cost $725,012,242)		725,012,242

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.4%
Floating-rate 0.4%
Paragon Mtge. plc, Ser. 13A, Class A1, 5.31%, 02/15/2007 144A
(cost $29,542,245)	29,542,245	29,542,245

COMMERCIAL PAPER 48.0%
Asset-Backed 45.9%
Aegis Finance, LLC:
5.29%, 02/09/2007	175,000,000	174,838,361
5.30%, 02/02/2007	50,000,000	49,992,639
Anglesea Funding, LLC:
5.22%, 07/19/2007	50,000,000	48,782,000
5.27%, 02/16/2007	100,000,000	99,780,417
5.28%, 03/23/2007	50,000,000	49,633,333
Barton Capital Corp., 5.27%, 02/16/2007	51,283,000	51,170,391
Bavaria Trust Corp.:
5.28%, 02/15/2007	16,273,000	16,239,586
5.29%, 02/21/2007	75,000,000	74,779,583
Brahms Funding Corp.:
5.29%, 02/01/2007	50,000,000	50,000,000
5.29%, 02/05/2007	50,000,000	49,970,611
Catapult-PMX Funding, LLC, 5.32%, 02/22/2007	90,000,000	90,000,000
Chesham Finance, LLC:
5.22%, 07/23/2007	50,000,000	48,753,000
5.23%, 04/12/2007	50,000,000	49,491,528
5.26%, 03/05/2007	50,000,000	49,766,222
5.28%, 02/28/2007	102,739,000	102,510,060

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2007

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Citius I Funding, LLC, 5.28%, 03/12/2007	$ 95,000,000	$94,582,396
Concord Minutemen Capital Co., LLC:
5.26%, 02/20/2007	20,831,000	20,773,171
5.29%, 02/20/2007	50,000,000	49,860,403
5.30%, 02/14/2007	75,000,000	75,000,000
Deer Valley Funding, Ltd., 5.27%, 03/06/2007	185,743,000	185,307,623
East Fleet Finance, LLC:
5.28%, 02/05/2007	50,000,000	49,970,667
5.29%, 02/09/2007	83,638,000	83,587,149
Ebury Finance, LLC:
5.17%, 06/08/2007	50,000,000	49,088,069
5.23%, 04/17/2007	50,000,000	49,455,208
5.26%, 04/27/2007	50,000,000	49,379,028
5.28%, 03/14/2007	65,000,000	64,789,533
5.30%, 02/22/2007	50,008,000	49,930,708
Fenway Funding, LLC:
5.30%, 02/09/2007	150,000,000	149,823,333
5.32%, 02/01/2007	16,000,000	16,000,000
Grampian Funding, LLC, 5.27%, 02/16/2007	75,000,000	74,835,313
KKR Pacific Funding Trust:
5.29%, 02/26/2007	100,000,000	99,662,347
5.30%, 02/05/2007	50,000,000	49,970,556
Legacy Capital Corp.:
5.26%, 02/22/2007	17,413,000	17,359,571
5.27%, 02/12/2007	85,996,000	85,857,523
Lexington Parker Capital Corp., LLC, 5.26%, 02/16/2007	10,024,000	10,002,031
Lockhart Funding, LLC, 5.28%, 02/23/2007	50,000,000	49,838,667
Mainsail II, LLC, 5.28%, 02/16/2007	22,000,000	21,951,600
Morrigan Trust Funding, LLC:
5.18%, 06/08/2007	55,000,000	53,994,936
5.30%, 02/28/2007	50,000,000	49,801,438
5.32%, 02/09/2007	60,000,000	59,929,067
Neptune Funding Corp.:
5.27%, 02/22/2007	100,000,000	99,692,583
5.28%, 03/28/2007	90,000,000	89,288,667
5.29%, 02/05/2007	10,068,000	10,062,094
Park Granada, LLC, 5.28%, 02/01/2007	25,100,000	25,100,000
Rhineland Funding Capital Corp.:
5.28%, 04/03/2007	23,915,000	23,701,041
5.29%, 03/30/2007	19,755,000	19,589,535
5.30%, 03/15/2007	30,000,000	29,814,500
5.34%, 03/14/2007	75,000,000	74,543,875
Sheffield Receivables Corp.:
5.26%, 02/16/2007	35,000,000	34,923,292
5.27%, 02/12/2007	75,000,000	74,879,229

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2007

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Stratford Receivables Co., LLC:
5.28%, 02/12/2007	$ 72,104,000	$72,037,995
5.28%, 02/20/2007	50,618,000	50,476,944
5.29%, 02/05/2007	100,000,000	99,941,222
Thornburg Mortgage Capital Resources, LLC:
5.29%, 02/27/2007	50,000,000	49,808,972
5.31%, 02/13/2007	50,000,000	49,911,500
Three Pillars Funding Corp.:
5.26%, 02/21/2007	120,000,000	119,692,436
5.27%, 02/28/2007	77,706,000	77,520,301
Thunder Bay Funding, Inc.:
5.24%, 04/16/2007	35,000,000	34,623,011
5.26%, 02/12/2007	35,000,000	34,943,747
Ticonderoga Funding, LLC, 5.27%, 02/27/2007	100,000,000	99,619,389

		3,736,628,401

Consumer Finance 0.3%
Ford Motor Credit Co., 5.28%, 04/16/2007	30,000,000	29,674,400

Diversified Financial Services 0.6%
Liquid Funding, Ltd., 5.20%, 07/16/2007	50,000,000	48,808,333

Thrifts & Mortgage Finance 1.2%
Countrywide Financial Corp., FRN, 5.29%, 02/09/2007	95,833,000	95,720,343

Total Commercial Paper (cost $3,910,831,477)		3,910,831,477

CORPORATE BONDS 28.6%
Capital Markets 10.1%
Bear Stearns Cos., FRN:
5.31%, 02/14/2007	50,000,000	50,000,000
5.33%, 04/09/2007	50,000,000	50,000,000
5.40%, 02/05/2007	50,000,000	50,000,000
Credit Suisse First Boston Corp., 5.36%, 01/16/2008	50,000,000	50,000,000
Merrill Lynch & Co., Inc.:
4.25%, 09/14/2007	25,000,000	24,832,775
FRN, 5.57%, 02/12/2007	300,000,000	300,000,000
Morgan Stanley, FRN:
5.34%, 02/05/2007	100,000,000	100,000,000
5.38%, 02/15/2007	200,000,000	200,000,000

		824,832,775

Commercial Banks 3.5%
First Tennessee Bank, FRN, 5.33%, 02/20/2007 144A	75,000,000	75,000,000
Marshall & Ilsley Co., 5.16%, 12/17/2007	55,000,000	54,922,065
Royal Bank of Canada, 5.40%, 10/16/2007	50,000,000	50,000,000
WestLB AG, FRN, 5.36%, 02/12/2007 144A	100,000,000	100,000,000

		279,922,065

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

January 31, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
Consumer Finance 8.3%
American Express Co., FRN:
5.29%, 02/06/2007	$ 60,000,000	$60,000,000
5.29%, 02/12/2007	50,000,000	50,000,000
5.29%, 02/20/2007	70,000,000	70,000,000
BMW U.S. Capital Corp., LLC, FRN, 5.31%, 02/05/2007	75,000,000	75,000,000
General Electric Capital Corp., FRN:
5.45%, 02/09/2007	100,000,000	100,000,000
5.45%, 02/20/2007	220,000,000	220,000,000
Toyota Motor Credit Corp., FRN, 5.30%, 04/11/2007	100,000,000	100,000,000

		675,000,000

Diversified Financial Services 4.4%
Liberty Lighthouse U.S. Capital Corp.:
5.04%, 02/21/2007 144A	25,000,000	24,999,863
5.39%, 07/02/2007 144A	50,000,000	49,996,086
FRN, 5.32%, 02/01/2007 144A	85,000,000	85,000,000
Sigma Finance, Inc.:
4.86%, 02/12/2007 144A	50,000,000	50,000,000
5.40%, 05/14/2007 144A	50,000,000	50,000,000
5.40%, 10/16/2007 144A	50,000,000	50,000,000
FRN, 5.50%, 04/30/2007 144A	50,000,000	50,000,000

		359,995,949

Food & Staples Retailing 0.9%
Wal-Mart Stores, Inc., 5.88%, 06/01/2007	75,000,000	75,120,082

Insurance 0.8%
Allstate Corp., FRN, 5.31%, 02/27/2007	35,000,000	35,000,000
Genworth Financial, Inc., FRN, 5.31%, 02/12/2007 144A	25,000,000	25,000,000

		60,000,000

Thrifts & Mortgage Finance 0.6%
Countrywide Financial Corp., FRN, 5.45%, 02/06/2007	50,000,000	50,000,000

Total Corporate Bonds (cost $2,324,870,871)		2,324,870,871

FUNDING AGREEMENTS 6.0%
Jackson National Life Funding Agreement, 5.41%, 04/01/2007 +	75,000,000	75,000,000
Metropolitan Life Funding Agreement, 5.43%, 02/16/2007 +	75,000,000	75,000,000
New York Life Funding Agreement, 5.38%, 02/01/2007 +	60,000,000	60,000,000
Transamerica Occidental Funding Agreement:
5.51%, 02/01/2007 +	135,000,000	135,000,000
5.55%, 02/01/2007 +	140,000,000	140,000,000

Total Funding Agreements (cost $485,000,000)		485,000,000

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 0.6%
Industrial Development Revenue 0.1%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., Ser. B-1, 5.35%, VRDN,
(LOC: Bank of America Corp.)	$ 9,400,000	$9,400,000

Miscellaneous Revenue 0.5%
Detroit, MI Econ. Dev. Corp. RB, Waterfront Recreation, Ser. B, 5.35%, VRDN,
(LOC: Bank of America Corp.)	41,830,000	41,830,000

Total Municipal Obligations (cost $51,230,000)		51,230,000

YANKEE OBLIGATIONS - CORPORATE 5.8%
Commercial Banks 4.7%
Bank of Ireland, FRN, 5.30%, 02/20/2007 144A	110,000,000	110,000,000
Glitnir banki HF, FRN:
5.37%, 02/07/2007 144A	25,000,000	25,000,000
5.39%, 02/22/2007 144A	50,000,000	50,000,000
HBOS plc, FRN, 5.45%, 02/20/2007 144A	150,000,000	150,000,000
HSH Nordbank AG, FRN, 5.33%, 02/21/2007 144A	50,000,000	50,000,000

		385,000,000

Diversified Financial Services 0.5%
Liquid Funding, Ltd., FRN, 5.32%, 02/01/2007 144A	40,000,000	40,000,000

Insurance 0.6%
Irish Life & Permanent plc, FRN, 5.34%, 02/22/2007 144A	50,000,000	50,000,000

Total Yankee Obligations - Corporate (cost $475,000,000)		475,000,000

TIME DEPOSITS 1.2%
Societe Generale, 5.29%, 02/01/2007	22,171,740	22,171,740
SunTrust Banks, Inc., 5.32%, 01/31/2008	75,000,000	75,000,000

Total Time Deposits (cost $97,171,740)		97,171,740

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Prime Value Obligation Fund, Class IS, 5.23% q (cost $74,591)	74,591	74,591

Total Investments (cost $8,114,740,417) 99.7%		8,114,740,417
Other Assets and Liabilities 0.3%		26,920,388

Net Assets 100.0%		$ 8,141,660,805

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
+	Security is deemed illiquid and is valued using market quotations when readily available.
VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2007.
q	Rate shown is the annualized 7-day yield at period end.

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

January 31, 2007

Summary of Abbreviations
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RB	Revenue Bond

The following table shows the percent of total investments by credit quality as of January 31, 2007 (unaudited):

Tier 1	100%

The following table shows the percentage of total investments based on effective maturity as of January 31, 2007 (unaudited):

1 day	7.4%
2-7 days	8.9%
8-60 days	62.9%
61-120 days	8.9%
121-240 days	5.9%
241+ days	6.0%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007

Assets
Investments at amortized cost	$8,114,740,417
Cash	277,014
Receivable for Fund shares sold	303,081
Interest receivable	38,328,998
Prepaid expenses and other assets	169,866

Total assets	8,153,819,376

Liabilities
Dividends payable	6,458,265
Payable for Fund shares redeemed	4,779,285
Advisory fee payable	88,242
Distribution Plan expenses payable	88,336
Due to other related parties	14,774
Accrued expenses and other liabilities	729,669

Total liabilities	12,158,571

Net assets	$8,141,660,805

Net assets represented by
Paid-in capital	$8,146,299,732
Undistributed net investment income	129,004
Accumulated net realized losses on investments	(4,767,931)

Total net assets	$8,141,660,805

Net assets consists of
Class A	$2,885,501,575
Class B	24,532,933
Class C	9,894,545
Class S	1,776,013,427
Class S1	2,111,480,229
Class I	1,334,238,096

Total net assets	$8,141,660,805

Shares outstanding (unlimited number of shares authorized)
Class A	2,886,714,978
Class B	24,556,349
Class C	9,897,298
Class S	1,779,022,518
Class S1	2,111,512,645
Class I	1,336,370,023

Net asset value per share
Class A	$1.00
Class B	$1.00
Class C	$1.00
Class S	$1.00
Class S1	$1.00
Class I	$1.00

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Year Ended January 31, 2007

Investment income
Interest	$434,058,968

Expenses
Advisory fee	33,289,623
Distribution Plan expenses
Class A	8,510,425
Class B	296,466
Class C	108,612
Class S	13,692,567
Class S1	12,686,428
Administrative services fee	5,044,557
Transfer agent fees	10,767,017
Trustees’ fees and expenses	108,855
Printing and postage expenses	552,600
Custodian and accounting fees	2,064,752
Registration and filing fees	76,982
Professional fees	70,000
Other	161,478

Total expenses	87,430,362
Less: Expense reductions	(213,875)
Expense reimbursements	(2,256,000)

Net expenses	84,960,487

Net investment income	349,098,481

Net realized gains on investments	20,429

Net increase in net assets resulting from operations	$349,118,910

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2007		2006

Operations
Net investment income		$349,098,481		$213,788,151
Net realized gains or losses on
investments		20,429		(119,326)

Net increase in net assets resulting
from operations		349,118,910		213,668,825

Distributions to shareholders from
Net investment income
Class A		(121,332,985)		(72,538,999)
Class B		(1,056,744)		(707,887)
Class C		(393,043)		(242,576)
Class S		(90,346,414)		(55,478,327)
Class S1		(84,140,834)		(48,489,076)
Class I		(51,797,644)		(36,306,902)

Total distributions to shareholders		(349,067,664)		(213,763,767)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	12,729,604,851	12,729,604,851	13,002,882,240	13,002,882,240
Class B	13,788,324	13,788,324	23,918,604	23,918,604
Class C	17,261,711	17,261,711	18,039,528	18,039,528
Class S	22,816,212,928	22,816,212,928	6,472,134,491	6,472,134,491
Class S1	16,858,182,896	16,858,182,896	13,908,320,152	13,908,320,152
Class I	4,578,750,371	4,578,750,371	5,321,160,505	5,321,160,505

		57,013,801,081		38,746,455,520

Net asset value of shares issued in
reinvestment of distributions
Class A	97,259,822	97,259,822	58,536,084	58,536,084
Class B	912,587	912,587	623,739	623,739
Class C	339,158	339,158	205,683	205,683
Class S	90,346,414	90,346,414	15,972,354	15,972,354
Class S1	84,140,825	84,140,825	48,489,076	48,489,076
Class I	4,751,862	4,751,862	2,960,989	2,960,989

		277,750,668		126,787,925

Automatic conversion of Class B
shares to Class A shares
Class A	4,549,142	4,549,142	6,596,936	6,596,936
Class B	(4,549,142)	(4,549,142)	(6,596,936)	(6,596,936)

		0		0

Payment for shares redeemed
Class A	(12,749,304,930)	(12,749,304,930)	(13,291,474,713)	(13,291,474,713)
Class B	(18,349,204)	(18,349,204)	(30,928,537)	(30,928,537)
Class C	(16,532,197)	(16,532,197)	(25,504,024)	(25,504,024)
Class S	(23,551,120,560)	(23,551,120,560)	(6,544,009,774)	(6,544,009,774)
Class S1	(16,964,252,786)	(16,964,252,786)	(14,116,958,991)	(14,116,958,991)
Class I	(4,438,985,887)	(4,438,985,887)	(5,665,824,097)	(5,665,824,097)

		(57,738,545,564)		(39,674,700,136)

Net decrease in net assets resulting
from capital share transactions		(446,993,815)		(801,456,691)

Total decrease in net assets		(446,942,569)		(801,551,633)
Net assets
Beginning of period		8,588,603,374		9,390,155,007

End of period		$8,141,660,805		$8,588,603,374

Undistributed net investment income		$129,004		$98,187

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class S, Class S1 and Class I shares. Class A, Class S, Class S1 and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class B and Class C shares are only available for subsequent purchases by existing shareholders and prospective shareholders making an exchange from Class B or Class C shares of another Evergreen fund. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

22

NOTES TO FINANCIAL STATEMENTS continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to expiration of capital loss carryovers. During the year ended January 31, 2007, the following amounts were reclassified:

Paid-in capital	$(187,626)
Accumulated net realized losses on investments	187,626

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2007, EIMC voluntarily reimbursed other expenses in the amount of $2,256,000.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based

23

NOTES TO FINANCIAL STATEMENTS continued

on the type of account held by the shareholders in the Fund. For the year ended January 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.60% of the average daily net assets for Class S and SI shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended January 31, 2007, EIS received $144,260 and $5,482 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

On January 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2007, the Fund had $4,767,814 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2011	2012	2013	2014

$139,955	$4,353,228	$137,629	$5,353	$19,886	$111,763

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of January 31, 2007, the Fund incurred and will elect to defer post-October losses of $117.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2007, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $129,004 and capital loss carryovers and post-October losses in the amount of $4,767,931.

The tax character of distributions paid were $349,067,664 and $213,763,767 of ordinary income for the years ended January 31, 2007 and January 31, 2006, respectively.

24

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended January 31, 2007, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001

25

NOTES TO FINANCIAL STATEMENTS continued

through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109

26

NOTES TO FINANCIAL STATEMENTS continued

(“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Money Market Fund as of January 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 23, 2007

28

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

29

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and

30

ADDITIONAL INFORMATION (unaudited) continued

other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They

31

ADDITIONAL INFORMATION (unaudited) continued

noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satis-fied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund had issued shares in several different classes and that each class bears different fees and expenses related to distribution and shareholder services. The Trustees noted that the share class with the lowest expense ratio had performed favorably compared to its Lipper peer group over the one-year period ended May 31, 2006. EIMC reported to the Trustees its view that the relative underperformance of the other share classes was principally due to differences in expense ratios from share class to share class.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other

32

ADDITIONAL INFORMATION (unaudited) continued

things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

33

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34

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

565209 rv4  3/2007

Evergreen Municipal Money Market Fund

Evergreen

MUNICIPAL MONEY MARKET FUND

Annual Report
as of January 31, 2007

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
26	STATEMENT OF ASSETS AND LIABILITIES
27	STATEMENT OF OPERATIONS
28	STATEMENTS OF CHANGES IN NET ASSETS
29	NOTES TO FINANCIAL STATEMENTS
34	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
35	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Municipal Money Market Fund covering the twelve-month period ended January 31, 2007.

The domestic fixed income markets produced positive results over the twelve months, with the policies of the U.S. Federal Reserve Board (the “Fed”) exerting a major influence on investor sentiment. After continuing to raise short-term rates early in 2006 because of concerns about inflationary pressures, the Fed paused in its cycle of credit tightening and held short-term interest rates steady after June. Stabilized short-term rates, combined with the easing of world commodity prices, increased confidence in the markets. As a result, the fixed income market generated healthy returns in the final months of the period after producing weak results early in 2006 amid concerns about higher energy prices and rising inflation.

Gross Domestic Product, which grew at an annual pace of more than 5% at the beginning of 2006, moderated to 2.0% in the third quarter and 2.2% over the final quarter. Over the full calendar year, the economy grew at a healthy rate of 3.1%. The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries, while growth in inventories,

LETTER TO SHAREHOLDERS continued

consumption, business investment and trade fell short of early optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion.

Over the full twelve months, shorter-term fixed income strategies, including money market funds, tended to outperform longer-maturity bond investments. In this environment, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income. As short-term rates increased early in the year, they were able to take advantage of new opportunities to increase yields, and therefore returns, in the money market funds.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE
as of January 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Mathew M. Kiselak

• James Randazzo

PERFORMANCE AND RETURNS *

Portfolio inception date: 11/2/1988

	Class A	Class S	Class S1	Class I
Class inception date	1/5/1995	6/30/2000	6/26/2001	11/2/1988

Nasdaq symbol	EXAXX	N/A	N/A	EVTXX

Average annual return

1-year	2.80%	2.50%	2.50%	3.11%

5-year	1.36%	1.06%	1.07%	1.66%

10-year	2.18%	2.08%	2.15%	2.48%

7-day annualized yield	2.91%	2.61%	2.61%	3.21%

30-day annualized yield	2.89%	2.59%	2.59%	3.19%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Classes S or S1. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes S and S1 have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes S and S1 would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Classes S and S1, without which returns for Class S and S1 would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S and S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2006	1/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,014.55	$ 4.27
Class S	$ 1,000.00	$ 1,013.03	$ 5.78
Class S1	$ 1,000.00	$ 1,013.02	$ 5.78
Class I	$ 1,000.00	$ 1,016.09	$ 2.74
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.97	$ 4.28
Class S	$ 1,000.00	$ 1,019.46	$ 5.80
Class S1	$ 1,000.00	$ 1,019.46	$ 5.80
Class I	$ 1,000.00	$ 1,022.48	$ 2.75

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.84% for Class A, 1.14% for Class S, 1.14% for Class S1 and 0.54% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$ 1.00

Total return	2.80%	1.87%	0.68%	0.51%	0.95%

Ratios and supplemental data
Net assets, end of period (millions)	$ 401	$ 482	$ 763	$ 958	$1,237
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.83%	0.82%	0.83%	0.85%	0.86%
Expenses excluding waivers/reimbursements and expense reductions	0.86%	0.86%	0.87%	0.86%	0.86%
Net investment income (loss)	2.75%	1.78%	0.65%	0.50%	0.89%

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.02)	0[1]	0[1]	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.50%	1.57%	0.38%	0.21%	0.65%

Ratios and supplemental data
Net assets, end of period (millions)	$ 337	$ 315	$ 319	$ 463	$ 835
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.13%	1.12%	1.13%	1.13%	1.16%
Expenses excluding waivers/reimbursements and expense reductions	1.16%	1.16%	1.17%	1.15%	1.16%
Net investment income (loss)	2.46%	1.54%	0.34%	0.22%	0.60%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S1	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.02)	0[1]	0[1]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00

Total return	2.50%	1.57%	0.37%	0.22%	0.72%

Ratios and supplemental data
Net assets, end of period (millions)	$1,030	$1,089	$1,344	$ 274	$ 369
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.13%	1.12%	1.10%	1.12%	1.09%
Expenses excluding waivers/reimbursements and expense reductions	1.16%	1.16%	1.14%	1.15%	1.16%
Net investment income (loss)	2.46%	1.53%	0.57%	0.22%	0.67%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	3.11%	2.18%	0.98%	0.81%	1.25%

Ratios and supplemental data
Net assets, end of period (millions)	$ 375	$ 422	$ 492	$ 513	$ 561
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.53%	0.52%	0.52%	0.55%	0.56%
Expenses excluding waivers/reimbursements and expense reductions	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income (loss)	3.06%	2.12%	0.96%	0.80%	1.20%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
AIRPORT 1.2%
Chicago, IL O’Hare Intl. Arpt. RB, PFOTER, 3.68%, VRDN, (Insd. by XL Capital, Ltd.
& Liq.: Merrill Lynch & Co., Inc.)	$ 675,000	$675,000
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. 1019, 3.68%, VRDN, (Insd. by FGIC & Liq.:
JPMorgan Chase & Co.)	2,035,000	2,035,000
Hillsborough Cnty., FL Aviation Auth. RB, Ser. 930, 3.66%, VRDN, (Insd. by AMBAC
& Liq.: JPMorgan Chase & Co.)	3,755,000	3,755,000
Houston, TX Arpt. Sys. RB, Floating Rate Trust Cert., Ser. 404, 3.65%, VRDN, (Insd.
by FGIC & Liq.: Morgan Stanley)	1,100,000	1,100,000
Metropolitan Washington, DC Arpt. Auth. MSTR, 3.86%, VRDN, (SPA: Societe
Generale)	9,705,000	9,705,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 3.87%, VRDN, (Gtd. by Boeing Co.)	3,300,000	3,300,000
Ser. B, 3.87%, VRDN, (Gtd. by Boeing Co.)	1,200,000	1,200,000
Philadelphia, PA Arpt. MSTR, 3.68%, VRDN, (Insd. by FGIC & SPA: Societe
Generale)	4,600,000	4,600,000

		26,370,000

EDUCATION 4.4%
ABN AMRO Munitops Cert. Trust RB, Ser. 2004-10, 3.60%, VRDN, (Insd. by FSA)	1,000,000	1,000,000
Adams Cnty., CO MTC, Sch. Dist. 12, Ser. 9008, 3.53%, VRDN, (Insd. by MBIA &
Liq.: Bear Stearns Cos.) 144A	10,010,000	10,010,000
Carrollton, GA Payroll Dev. Auth. RB, Oak Mountain Academy, 4.04%, VRDN, (Gtd.
by Columbus B&T Co.)	1,865,000	1,865,000
Colorado Edl. & Cultural Facs. Auth. RB:
Concordia Univ. of Irvine Proj., 3.73%, VRDN, (LOC: U.S. Bank)	2,675,000	2,675,000
Vail Mountain Sch. Proj., 3.68%, VRDN, (LOC: KeyCorp)	4,000,000	4,000,000
Franklin Cnty., TN Hlth. & Ed. Facs. Board RB, St. Andrew’s Sewanee Sch. Proj.,
3.64%, VRDN, (LOC: AmSouth Bancorp)	1,685,000	1,685,000
Fulton Cnty., GA Dev. Auth. RB, Mount Pisgah Christian Sch. Proj., 3.66%, VRDN,
(LOC: Bank of North Georgia)	4,650,000	4,650,000
Lancaster, PA IDA RB, Student Lodging, Ser. A, 3.71%, VRDN, (LOC: Fulton Finl.
Corp.)	3,345,000	3,345,000
Lowndes Cnty., GA Dev. Auth. RB, Valwood Sch. Proj., 3.79%, VRDN, (LOC:
Columbus B&T Co.)	6,890,000	6,890,000
Massachusetts Dev. Fin. Agcy., Boston Univ. Proj., Ser. R-2, 3.69%, VRDN, (SPA:
Societe Generale)	1,300,000	1,300,000
Nebraska Elementary & Secondary Sch. Fin. Auth. Edl. Facs. RB, Lutheran Sch. Proj.,
3.73%, VRDN, (LOC: Fifth Third Bancorp)	5,015,000	5,015,000
New York Dorm. Auth. RRB, 3.54%, VRDN, (Insd. by MBIA & Liq.: Dexia SA)	4,990,000	4,990,000
North Texas Higher Ed. Auth. RB, Ser. A-1, Class 2, 3.63%, VRDN, (LOC: DEPFA
Bank plc)	10,000,000	9,998,880
Oak Ridge, TN IDRB, Oak Ridge Univ. Proj., 3.64%, VRDN, (SPA: Allied Irish
Banks plc)	3,800,000	3,800,000
Philadelphia, PA Sch. Dist. RB, Ser. 345, 3.65%, VRDN, (Liq.: Morgan Stanley)	2,400,000	2,400,000
Private Colleges and Universities Auth., Georgia RB, Mercer Univ. Proj.:
3.65%, VRDN, (LOC: Branch Banking & Trust)	11,555,000	11,555,000
Ser. A, 3.65%, VRDN, (LOC: Branch Banking & Trust)	5,500,000	5,500,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007

		Principal
		Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
South Carolina Edl. Facs. Auth. RB, Erskine College Proj., 3.65%, VRDN, (LOC: Natl.
Bank of South Carolina)		$ 5,750,000	$5,750,000
Summit Cnty., OH RB, Western Academy Reserve, 3.51%, VRDN, (LOC: KeyCorp)		5,275,000	5,275,000
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., 3.66%, VRDN,
(LOC: Bank of America Corp.)		2,000,000	2,000,000

			93,703,880

GENERAL OBLIGATION - LOCAL 5.3%
ABN AMRO Munitops Cert. Trust:
Ser. 2003-18, 3.60%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank) 144A		9,495,000	9,495,000
Ser. 2006-7, 3.66%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank) 144A		6,055,000	6,055,000
Ser. 2006-39, 3.66%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank) 144A		9,730,000	9,730,000
Chattanooga, TN GO, ROC RR II R 1026, 21st Century Waterfront Proj., 3.65%,
VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.) 144A		4,885,000	4,885,000
Chilton, WI Sch. Dist. GO, ROC, 3.65%, VRDN, (Liq.: Citigroup Global Markets)		5,350,000	5,350,000
Clipper Tax-Exempt Trust COP, Ser. 2005-34, 3.63%, VRDN, (SPA: State Street
Corp.)		10,100,000	10,100,000
Cook Cnty., IL GO, Ser. 559, 3.66%, VRDN, (Liq.: JPMorgan Chase & Co.)		2,000,000	2,000,000
DeSoto, TX Independent Sch. Dist. GO, PFOTER, 3.67%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)		855,000	855,000
Fort Bend Cnty., TX GO, PFOTER, Ser. 1326, 3.66%, VRDN, (Insd. by FGIC)		2,775,000	2,775,000
Harrison Cnty., MS	GO, Dev. Bank Spl. Obl. Bond Program, 3.71%, VRDN, (Insd. by
AMBAC)		38,000,000	38,000,000
Honolulu, HI City &	Cnty. GO, PFOTER, 3.66%, VRDN, (Insd. by MBIA & SPA: Merrill
Lynch & Co., Inc.)		4,995,000	4,995,000
Kitsap Cnty., WA Sch. Dist. GO, ROC, 3.65%, VRDN, (Liq.: Citigroup, Inc.)		5,185,000	5,185,000
New York, NY GO:
3.66%, VRDN, (SPA: Merrill Lynch & Co., Inc.)		950,000	950,000
Ser. B-2, 3.69%, VRDN, (Liq.: JPMorgan Chase & Co.)		2,400,000	2,400,000
Ser. I-6, 3.66%, VRDN, (LOC: California Teachers’ Retirement Sys.)		10,500,000	10,500,000
Will Cnty., IL Cmnty. High Sch. Dist. GO, PFOTER, 3.67%, VRDN, (SPA: Merrill Lynch
& Co., Inc.)		675,000	675,000

			113,950,000

GENERAL OBLIGATION - STATE 1.2%
Florida Dept. of Trans. GO, ROC Ser. II R 1001, 3.65%, VRDN, (Liq.: Citigroup, Inc.)		3,950,000	3,950,000
Pennsylvania MTC GO, Ser. 2000-110, Class A, 3.73%, VRDN, (Liq.: Bear Stearns
Cos.) 144A		8,520,000	8,520,000
Texas GO:
Ser. 1016, 3.66%, VRDN, (Liq.: JPMorgan Chase & Co.)		3,305,000	3,305,000
Ser. PZ-108, 3.67%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)		6,195,000	6,195,000
Washington GO, Motor Vehicle Tax, Ser. 2002-B, 3.66%, VRDN, (Insd. by FSA &
LOC: Bank of New York Co.) 144A		2,760,000	2,760,000

			24,730,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007

		Principal
		Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 9.7%
Birmingham, AL Spl. Care Facs. Fin. Auth. RB:
Eye Foundation Hosp., Ser. A, 3.78%, VRDN, (LOC: Columbus B&T Co.)		$ 17,120,000	$17,120,000
Methodist Home for the Aging, 5.01%, VRDN, (LOC: Colonial BancGroup,
Inc.)		6,000,000	6,000,000
Claiborne Cnty., TN IDRB, Lincoln Mem. Univ. Proj., 3.64%, VRDN, (LOC: Amsouth
Bancorp)		9,000,000	9,000,000
Columbus, GA Hosp. Auth. RB, St. Francis Hosp., 4.00%, VRDN, (Gtd. by Columbus
B&T Co.)		8,700,000	8,700,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., 3.68%, VRDN, (LOC:
SunTrust Banks, Inc.)		1,027,000	1,027,000
Houston Cnty., AL Hlth. Care Facs. RB, PFOTER, 3.60%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)		17,195,000	17,195,000
Indianapolis, IN Hlth. Facs. Fin. Auth. RB, Ascension Hlth. Credit Group, Ser. A,
3.50%, 03/01/2007, (Gtd. by Ascension Hlth. Credit Group)		7,000,000	7,000,000
Kentucky EDA, St. Luke’s Hosp. RB, PFOTER, 3.69%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)		520,000	520,000
Lawrence Cnty., PA IDA RB, Villa Maria Proj., Ser. A, 3.64%, VRDN, (SPA: Allied	Irish
Banks plc)		5,241,000	5,241,000
Leesburg, FL Hosp. RB, The Villages Regl. Hosp. Proj., 3.67%, VRDN, (Insd. by
Radian Asset Assurance, Inc. & SPA: Bank of Nova Scotia)		12,000,000	12,000,000
Lima, OH Hosp. RB, Lima Mem. Hosp. Proj., 3.69%, VRDN, (LOC: Bank One)		1,010,000	1,010,000
Louisiana Pub. Facs. Auth. RB:
Blood Ctr. Proj., 3.65%, VRDN, (LOC: Union Planters Bank)		3,680,000	3,680,000
Cenikor Foundation Proj., 3.65%, VRDN, (LOC: Union Planters Bank)		2,945,000	2,945,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth.
Alliance Proj., 3.61%, VRDN, (LOC: Bank of America Corp.)		1,111,000	1,111,000
Miami, FL Hlth. Facs. Auth. RB, PFOTER, Mercy Hosp. Proj., 3.69%, VRDN, (LOC:
WestLB AG)		2,000,000	2,000,000
Michigan Hosp. Fin. Auth. RB, Holland Cmnty. Hosp., Ser. B, 3.63%, VRDN,
(LOC: Bank One)		5,000,000	5,000,000
Mobile, AL Infirmary Hlth. Sys. Spl. Care Facs. Fin. Auth. RB, 3.62%, VRDN, (LOC:
Regions Bank)		8,500,000	8,500,000
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., 3.81%, VRDN, (LOC: Regions
Bank)		1,175,000	1,175,000
Montgomery Cnty., OH Hlth. Care RB, Windows Home Proj., 3.69%, VRDN,
(LOC: KeyCorp)		3,070,000	3,070,000
New Jersey Hlth. Care Facs. Fin. Auth. RB, PFOTER, 3.63%, VRDN, (Insd. by AMBAC
& SPA: Svenska Handelsbank)		4,875,000	4,875,000
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Bethesda Hlth. Care Proj., 3.72%, VRDN,
(LOC: SunTrust Banks, Inc.)		16,000,000	16,000,000
Pennsylvania Higher Edl. Facs. & Hosp. Auth. RB, PFOTER, 3.67%, VRDN, (LOC:
Lloyds TSB Group plc)		12,775,000	12,775,000
Rhode Island Hlth. & Ed. Bldg. Corp. MTC, Lifespan Proj.:
Ser. 1999-69A, Class A, 3.65%, VRDN, (Liq.: Bear Stearns Cos.) 144A		27,750,000	27,750,000
Ser. 1999-69B, Class B, 3.65%, VRDN, (Liq.: Bear Stearns Cos.) 144A		27,750,000	27,750,000
Salt Lake City, UT Hosp. MTC, Ser. 1999-69B, 3.65%, VRDN, (Liq.: Bear Stearns
Cos.)		2,825,000	2,825,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Springfield, TN Hlth. & Edl. Facs. RB, North Crest Med. Ctr. Proj., Ser. A, 3.64%,
VRDN, (LOC: Amsouth Bancorp)	$ 3,000,000	$3,000,000

		207,269,000

HOUSING 38.0%
ABN AMRO Munitops Cert. Trust RB:
Ser. 2002-1, 3.77%, VRDN, (LOC: LaSalle Bank, NA)	2,705,000	2,705,000
Ser. 2005-68, 3.69%, VRDN, (Insd. by FGIC & SPA: ABN AMRO Bank)	17,085,000	17,085,000
Alaska Hsg. Fin. Corp. RB, Ser. 1020, 3.68%, VRDN, (Liq.: JPMorgan Chase &
Co.)	4,980,000	4,980,000
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., 3.63%, VRDN, (LOC:
Marshall & Ilsley Corp.)	9,485,000	9,485,000
California HFA RB, Ser. J, 3.70%, VRDN, (LOC: Lloyds TSB Bank plc)	5,105,000	5,105,000
California Statewide CDA MHRB, 3.70%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,535,000	8,535,000
Chattanooga, TN Hlth., Edl. & Hsg. Facs. RB, Alexian Ct. Proj., 3.75%, VRDN, (LOC:
First Tennessee Bank)	1,400,000	1,400,000
Class B Revenue Bond Cert. Trust, Ser. 2001-2, 3.86%, VRDN, (Liq.: American Intl.
Group, Inc.)	16,300,000	16,300,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-2, 3.76%, VRDN, (SPA: State Street Corp.)	3,436,884	3,436,884
Ser. 1999-3, 3.81%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	10,041,000	10,041,000
Ser. 2000-1, 3.69%, VRDN, (SPA: State Street Corp.)	40,000	40,000
Ser. 2002-9, 3.76%, VRDN, (Insd. by FNMA & Liq.: State Street Corp.)	24,779,000	24,779,000
Ser. 2004-10, 3.63%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street
Corp.)	8,068,000	8,068,000
Ser. 2005-14, 3.81%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	4,130,000	4,130,000
Ser. 2006-6, 3.76%, VRDN, (Liq.: State Street Corp.)	5,000,000	5,000,000
Ser. 2006-9, 3.65%, VRDN, (Liq.: State Street Corp.)	7,000,000	7,000,000
Collin Cnty., TX Hsg. Fin. Corp. RB, Huntington Apts. Proj., 3.72%, VRDN, (Insd. by
FHLMC)	6,155,000	6,155,000
Columbus, GA MHRB, Quail Ridge Proj., 3.87%, VRDN, (LOC: Columbus B&T
Co.)	4,350,000	4,350,000
DeKalb Cnty., GA Hsg. Auth. MHRB, Post Walk Proj., 3.52%, VRDN, (Liq.: FNMA)	14,800,000	14,800,000
District of Columbia HFA MHRB:
Fort Lincoln Garden Proj., Ser. A, 3.77%, VRDN, (LOC: SunTrust Banks, Inc.)	2,620,000	2,620,000
Tyler House Trust, Ser. 1995-A, 3.72%, VRDN, (SPA: Landesbank Hessen-
Thüringen Girozentrale)	14,200,000	14,200,000
District of Columbia SFHRB, Ser. C, 4.00%, 07/16/2007, (Insd. by XL Capital,
Ltd.)	15,000,000	15,000,000
Escambia Cnty., FL HFA RB, Macon Trust 2002, Ser. B, 3.69%, VRDN, (Insd. by
GNMA & LOC: Bank of America Corp.)	4,460,000	4,460,000
FHLMC MFHRB, Ser. M001, Class A, 3.71%, VRDN, (Liq.: FHLMC)	11,770,863	11,770,863
Florida Hsg. Fin. Corp. MHRRB, College Park Apts., 3.55%, VRDN, (Liq.: FHLMC)	9,775,000	9,775,000
Goldman Sachs Pool Trust RB, Ser. 34, 3.71%, VRDN, (Liq.: Goldman Sachs Group,
Inc.)	6,734,122	6,734,122
Greystone Tax-Exempt COP, Cert. of Beneficial Ownership, Ser. 2002-1, 3.71%,
VRDN, (LOC: Bank of America Corp.)	5,565,000	5,565,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Hamilton Cnty., OH MHRB, Forest Ridge Apt. Proj., 3.86%, VRDN, (Liq.: American
Intl. Group, Inc.)	$ 10,610,000	$10,610,000
Indiana Hsg. & CDA MHRB, Ser. E-2, 3.62%, 12/20/2007, (LOC: Rabobank Intl.)	10,000,000	10,000,000
Indianapolis, IN MHRB, Canal Square Proj., Ser. A, 3.67%, VRDN, (Insd. by
FHLMC)	11,905,000	11,905,000
Kansas Dev. Fin. Auth. MHRB, Trails Garden City Proj., 3.86%, VRDN, (Liq.:
American Intl. Group, Inc.)	8,004,000	8,004,000
Kenmore, NY Hsg. Auth. MHRB PFOTER, 3.65%, VRDN, (Insd. by MBIA & Liq.:
Merrill Lynch & Co., Inc.)	1,600,000	1,600,000
King Cnty., WA Hsg. Auth. RB, Auburn Courts Apts. Proj., 3.68%, VRDN, (LOC: U.S.
Bancorp)	8,075,000	8,075,000
Macon Trust Pooled Cert.:
Ser. 1997, 3.81%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	3,320,000	3,320,000
Ser. 1998A, 3.76%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	1,384,000	1,384,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 3.62%, VRDN,
(LOC: SunTrust Banks, Inc.)	218,000	218,000
Massachusetts Dev. Fin. Agcy. RB:
Georgetown Vlg. Apts., Ser. A, 3.69%, VRDN, (Insd. by FNMA)	3,800,000	3,800,000
PFOTER, 3.71%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,000,000	10,000,000
Medium-Term Multifamily Hsg. MTC, Class A-1, 3.74%, VRDN, (SPA: Merrill Lynch
& Co., Inc.)	30,845,000	30,845,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Hsg. Facs. MHRB, Meadow
Creek Apts. Proj., 3.75%, VRDN, (LOC: First Tennessee Bank)	5,000,000	5,000,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RRB, Hickory Trace Apts. Proj.,
3.72%, VRDN, (Insd. by FHLMC)	4,750,000	4,750,000
Minneapolis, MN MHRB, Stone Arch Apts., 3.70%, VRDN, (Insd. by FHLB)	3,600,000	3,600,000
Minnesota HFA RHA RB, Ser. R, 3.58%, 06/01/2007, (LOC: Wells Fargo & Co.)	11,500,000	11,500,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB, 3.71%, VRDN, (SPA:
Danske Bank)	20,000,000	20,000,000
MuniMae Trust RB:
3.65%, VRDN, (Insd. by FHLMC & Liq.: Merrill Lynch & Co., Inc.)	7,190,000	7,190,000
Ser. 2002-1M, 3.66%, VRDN, (Insd. by MBIA & SPA: Bayerische
Landesbanken)	11,590,000	11,590,000
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., 3.68%, VRDN, (LOC: Northern Trust Corp.)	4,310,000	4,310,000
Bridgeport Apts. Proj., 3.86%, VRDN, (Liq.: American Intl. Group, Inc.)	8,615,000	8,615,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.52%, VRDN, (Insd. by Trinity Plus Funding
Co.)	10,104,533	10,104,533
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., 3.69%,
VRDN, (LOC: KeyCorp)	1,200,000	1,200,000
Olathe, KS MHRB, Jefferson Place Apts. Proj., Ser. B, 3.68%, VRDN, (Insd. by
FHLMC)	2,485,000	2,485,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
3.81%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	185,699,000	185,699,000
Class A:
3.71%, VRDN, (Insd. by FHLMC)	17,315,000	17,315,000
3.71%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,810,000	4,810,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A:
3.74%, VRDN, (SPA: WestLB AG)	$ 30,045,000	$30,045,000
Class B:
3.40%, VRDN, (Insd. by FHLMC)	11,540,000	11,540,000
3.85%, VRDN, (LOC: Lloyds TSB Group plc)	47,840,000	47,840,000
Class C, 3.71%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,405,000	3,405,000
Class D, 3.71%, VRDN, (Insd. by FHLMC)	20,185,000	20,185,000
Class F:
3.71%, VRDN, (Insd. by FHLMC)	24,030,000	24,030,000
3.87%, VRDN, (LOC: Lloyds TSB Group plc)	3,635,000	3,635,000
Class G, 3.71%, VRDN, (LOC: Lloyds TSB Group plc)	20,450,000	20,450,000
Class I, 3.71%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	645,000	645,000
Pinellas Cnty., FL HFA RB, PFOTER, 3.69%, VRDN, (SPA: Landesbank Hessen-
Thüringen Girozentrale)	410,000	410,000
Roaring Fork Muni. Products, LLC RB, Ser. 2001-14, Class A, 3.76%, VRDN, (LOC:
Bank of New York Co.)	5,505,000	5,505,000
Simi Valley, CA MHRB, 3.84%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,900,000	7,900,000
South Dakota HDA RB, PFOTER, 3.69%, VRDN, (Gtd. by Pallas Capital Corp. & Liq.:
Merrill Lynch & Co., Inc.)	3,145,000	3,145,000
Washington Hsg. Fin. Commission RB, Ser. 1335, 3.68%, VRDN, (Insd. by GNMA,
FNMA, FHLMC & Liq.: JPMorgan Chase & Co.)	4,480,000	4,480,000
Washington MHRB, Eaglepointe Apts., Ser. A, 3.86%, VRDN, (Liq.: American Intl.
Group, Inc.)	4,840,000	4,840,000
Waukesha, WI HFA RB, Park Place Apts. Proj., 3.72%, VRDN, (LOC: Marshall & Isley
Bank)	5,850,000	5,850,000

		815,354,402

INDUSTRIAL DEVELOPMENT REVENUE 14.6%
Alachua Cnty., FL IDRB, Florida Rock Proj., 3.66%, VRDN, (LOC: Bank of America
Corp.)	3,000,000	3,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 3.64%, VRDN,
(LOC: PNC Finl. Svcs. Group, Inc.)	1,783,000	1,783,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., 3.66%, VRDN, (SPA: Royal
Bank of Scotland)	9,250,000	9,250,000
Belgium, WI IDRB, Trimen Industries, Inc. Proj., 3.77%, VRDN, (LOC: U.S.
Bancorp)	3,955,000	3,955,000
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj., Ser. A, 3.68%, VRDN,
(LOC: Bank of America Corp.)	720,000	720,000
Botetourt Cnty., VA IDRB, Altec Inds. Proj., 3.76%, VRDN, (LOC: AmSouth
Bancorp)	2,700,000	2,700,000
Bristol, TN IDRB, Robinette Co. Proj., 3.71%, VRDN, (LOC: AmSouth Bancorp)	100,000	100,000
Brunswick & Glynn Cnty., GA EDRB, Epworth by the Sea Proj., 3.66%, VRDN, (LOC:
Columbus B&T Co.)	1,109,000	1,109,000
Butler, WI IDRB, Western States Envelope Co. Proj., 3.58%, VRDN, (LOC: Marshall
& Ilsley Corp.)	1,440,000	1,440,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
California EDA RB, Killion Inds. Proj., 3.80%, VRDN, (LOC: Union Bank of
California)	$ 2,770,000	$2,770,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 3.90%, VRDN, (Gtd. by Honeywell
Intl., Inc.)	3,000,000	3,000,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., 3.71%, VRDN, (LOC: Branch
Banking & Trust)	3,000,000	3,000,000
Cobb Cnty., GA IDRB, Standex Intl. Corp. Proj., 3.68%, VRDN, (LOC: Bank of
America Corp.)	3,300,000	3,300,000
Colorado Agriculture Dev. Auth. RB, Garrett & Carla Devries Proj., 3.76%, VRDN,
(LOC: Bank of the West)	3,300,000	3,300,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 3.86%, VRDN,
(LOC: Wells Fargo & Co.)	1,925,000	1,925,000
Colorado HFA EDRB, Gressman Enterprises Proj., 3.71%, VRDN, (LOC: Wells Fargo
& Co.)	2,050,000	2,050,000
Colorado HFA IDRB, Worldwest, LLP Proj., 3.80%, VRDN, (LOC: Firstar Bank)	2,500,000	2,500,000
Dallas, TX Indl. Dev. Corp. RB, Crane Plumbing Proj., 4.125%, VRDN, (LOC: LaSalle
Bank)	4,150,000	4,150,000
Demopolis, AL IDRB, Delaware Mesa Farms Proj., 3.71%, VRDN, (LOC: Wells Fargo
& Co.)	5,200,000	5,200,000
Devils Lake, ND IDRB, Noodles by Leonardo, 4.00%, VRDN, (LOC: U.S. Bancorp)	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., 3.71%, VRDN, (LOC: U.S.
Bancorp)	1,000,000	1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., 3.81%, VRDN, (LOC: Columbus B&T
Co.)	7,570,000	7,570,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., 3.85%, VRDN, (LOC: U.S.
Bancorp)	1,795,000	1,795,000
Elkhart Cnty., IN EDRB:
Adorn, Inc. Proj., 3.73%, VRDN, (LOC: Harris Trust & Savings Bank)	1,920,000	1,920,000
Four Season Hsg., Inc. Proj., 3.66%, VRDN, (LOC: KeyCorp)	1,800,000	1,800,000
Eutaw, AL IDRB, South Fresh Aquaculture Proj., 3.77%, VRDN, (LOC: AmSouth
Bancorp)	3,980,000	3,980,000
Franklin Cnty., IN EDRB, J&J Packaging Co. Proj., 3.76%, VRDN, (LOC: Fifth Third
Bancorp)	1,000,000	1,000,000
Greenwood, IN EDA RB, Hutchinson Hayes Proj., 3.79%, VRDN, (LOC: Natl. City
Corp.)	1,100,000	1,100,000
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj., 3.71%, VRDN, (LOC: Bank of
America Corp.)	1,000,000	1,000,000
Hackleberg, AL IDRB, River Birch Homes Proj., 3.81%, VRDN, (LOC: AmSouth
Bancorp)	610,000	610,000
Haleyville, AL IDRB:
Charming Castle, LLC Proj., 3.91%, VRDN, (SPA: Canadian Imperial Bank)	398,000	398,000
Door Components, LLC Proj., 3.91%, VRDN, (SPA: Canadian Imperial Bank)	1,420,000	1,420,000
Hamilton, AL IDRB, Quality Hsg. Proj., 4.01%, VRDN, (SPA: Canadian Imperial
Bank)	815,000	815,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., 3.77%, VRDN, (LOC:
Crestar Bank)	860,000	860,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Hull, WI IDRB, Welcome Dairy, Inc. Proj., 3.87%, VRDN, (LOC: Associated Banc-
Corp.)	$ 1,505,000	$1,505,000
Huntsville, AL IDRB, Brown Precision, Inc. Proj., 3.71%, VRDN, (LOC: First Comml.
Bank)	2,810,000	2,810,000
Illinois Dev. Fin. Auth. IDRB, Cook Composites & Polymers Proj., 3.92%, VRDN,
(LOC: BNP Paribas SA)	1,495,000	1,495,000
Illinois Dev. Fin. Auth. PCRB, A.E. Staley Manufacturing Co. Proj., 4.63%, VRDN,
(LOC: Rabobank Intl.)	6,900,000	6,900,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., 3.69%, VRDN, (LOC:
Bank One)	1,560,000	1,560,000
Iowa Fin. Auth. IDRB, Interwest Proj., 3.76%, VRDN, (SPA: Bay Hypo-Und
Vereinsbank AG)	3,350,000	3,350,000
Jackson, TN IDRB, Gen. Cable Corp. Proj., 3.70%, VRDN, (LOC: JPMorgan Chase
& Co.)	9,000,000	9,000,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., 3.66%, VRDN, (LOC: JPMorgan
Chase & Co.)	2,300,000	2,300,000
Jerome Cnty., ID IDRB, Jerome Cheese Proj., 3.76%, VRDN, (LOC: Bank of
Montreal)	19,420,000	19,420,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn. Proj., 3.76%, VRDN, (SPA:
Bay Hypo-Und Vereinsbank AG)	5,900,000	5,900,000
Kansas City, MO Land Clearance RB, Landmark Bank Proj., 3.86%, VRDN, (LOC:
U.S. Bancorp)	725,000	725,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., 3.78%, VRDN, (LOC:
U.S. Bancorp)	2,450,000	2,450,000
Mankato, MN IDRB, Katolight Proj., 3.85%, VRDN, (LOC: U.S. Bancorp)	1,900,000	1,900,000
Maricopa Cnty., AZ IDA RB, Young Elec. Sign Co. Proj., 3.76%, VRDN, (LOC:
KeyCorp)	2,765,000	2,765,000
Massachusetts IFA IDRB:
Portland Causeway Proj., 3.80%, VRDN, (LOC: Sovereign Bancorp, Inc.)	2,000,000	2,000,000
Portland Causeway Realty Trust Co., Ser. 1988, 3.80%, VRDN, (LOC:
Sovereign Bancorp, Inc.)	700,000	700,000
Michigan Jobs Dev. Auth. PCRB, Mazda Motor Manufacturing USA Corp., 6.11%,
VRDN, (SPA: Sumitomo Bank, Ltd.)	6,000,000	6,000,000
Michigan Strategic Fund, Ltd. Obl. RB:
Mibelloon Dairy Proj., 3.76%, VRDN, (LOC: Wells Fargo & Co.)	3,000,000	3,000,000
Quantum, Inc. Proj., 3.82%, VRDN, (LOC: Heller Finl., Inc.)	4,300,000	4,300,000
Wilden Adventures Proj., 3.77%, VRDN, (LOC: Comerica Bank)	3,615,000	3,615,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, 3.85%, VRDN,
(LOC: Firstbank Corp.)	1,415,000	1,415,000
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, 3.92%, VRDN,
(SPA: Societe Generale)	3,265,000	3,265,000
Mobile Cnty., AL IDRB, FGDI, LLC Proj., 3.76%, VRDN, (SPA: Bay Hypo-Und
Vereinsbank AG)	3,850,000	3,850,000
Montgomery Cnty., OH Port Auth. Facs. RB, Sherman Dixie Proj., 3.71%, VRDN,
(LOC: Amsouth Bank, NA)	3,275,000	3,275,000
Moorhead, MN Solid Waste Disposal RB, American Crystal Sugar Proj., 3.76%,
VRDN, (LOC: Wells Fargo & Co.)	5,500,000	5,500,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
New Lisbon, WI IDRB, Leer, LP Proj., 3.85%, VRDN, (LOC: U.S. Bancorp)	$ 2,220,000	$2,220,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., 3.75%, VRDN, (LOC: U.S.
Bancorp)	2,590,000	2,590,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., 3.66%, VRDN,
(LOC: Bank of America Corp.)	2,075,000	2,075,000
Olathe, KS IDRB, Insulite Proj., 3.86%, VRDN, (LOC: U.S. Bancorp)	1,600,000	1,600,000
Oregon EDRB, Beef Northwest Feeders, Inc., 3.76%, VRDN, (LOC: Bank of
America Corp.)	1,435,000	1,435,000
Osceola Vlg., WI IDRB, Johnson Family, LP, 3.58%, VRDN, (LOC: U.S. Bancorp)	2,115,000	2,115,000
Pilchuck, WA Dev. Pub. Corp. IDRB, Romac Inds., Inc., Ser. 1995, 3.65%, VRDN,
(LOC: Bank of California)	1,725,000	1,725,000
Pinal Cnty., AZ IDA RB, Solid Waste Disposal, Feenstra Investments, LLC Proj.,
3.76%, VRDN, (LOC: KeyCorp)	1,250,000	1,250,000
Plymouth, WI IDRB, Wisconsin Plastics Products, Inc., 3.87%, VRDN, (LOC:
Associated Banc-Corp.)	1,205,000	1,205,000
Portland, OR EDA RB, Broadway Proj., 3.64%, VRDN, (Insd. by AMBAC & LOC:
KeyCorp)	4,500,000	4,500,000
Rockingham Cnty., NC Indl. Facs. & PCRB, Innofa USA Proj., 3.75%, VRDN, (LOC:
Branch Banking & Trust)	4,500,000	4,500,000
Rockwall, TX IDRB, Columbia Extrusion Corp., 3.74%, VRDN, (LOC: U.S. Bancorp)	1,700,000	1,700,000
Savannah, GA EDRB, Georgia Kaolin, Inc., 3.66%, VRDN, (LOC: Bank of America
Corp.)	2,250,000	2,250,000
Sheboygan, WI IDRB, Alaark Manufacturing Corp. Proj., 3.87%, VRDN, (LOC:
Associated Banc-Corp.)	1,835,000	1,835,000
Skokie, IL EDRB, Skokie Fashion Square Proj., 3.99%, VRDN, (LOC: LaSalle Bank)	1,850,000	1,850,000
South Carolina Jobs EDA RB:
Compact Air Products, LLC, 3.76%, VRDN, (LOC: KeyCorp)	2,715,000	2,715,000
Ortec, Inc. Proj., Ser. B, 3.71%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Roller Bearing Co. Proj., Ser. 1994-A, 3.82%, VRDN, (Liq.: Heller Finl., Inc.)	7,700,000	7,700,000
South Central, PA Gen. Auth. RB, 3.66%, VRDN, (Insd. by AMBAC & SPA: RBC
Centura Bank)	7,000,000	7,000,000
South Dakota EDFA IDRB, Lomar Dev. Co. Proj., 3.85%, VRDN, (LOC: U.S.
Bancorp)	1,950,000	1,950,000
Springfield, MO IDA RB, SLH Investments, LLC Proj., 3.85%, VRDN, (LOC: U.S.
Bancorp)	1,315,000	1,315,000
St. Charles Cnty., MO IDRB:
Craftsmen Inds. Proj., 3.77%, VRDN, (LOC: U.S. Bancorp)	5,460,000	5,460,000
Kuenz Heating & Sheet Metal, 3.94%, VRDN, (LOC: U.S. Bancorp)	2,200,000	2,200,000
Summit Cnty., UT IDRB, Hornes’ Kimball Proj., Ser. 1985, 4.11%, VRDN, (LOC: U.S.
Bancorp)	500,000	500,000
Sweetwater Cnty., WY Env. Impt. RB, Phosphates, Ltd. Co. Proj., 3.76%, VRDN,
(SPA: Rabobank Intl.)	21,500,000	21,500,000
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., 3.81%, VRDN, (LOC:
Regions Bank)	4,000,000	4,000,000
Tulsa, OK Indl. Auth. IDRB, YMCA of Greater Tulsa Proj., 3.81%, VRDN, (LOC: Bank
of Oklahoma, NA)	6,250,000	6,250,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Twin Falls, ID IDRB, Longview Fibre Co. Proj., 3.57%, VRDN, (SPA: Sumitomo
Bank, Ltd.)	$ 4,500,000	$4,500,000
Vanderburgh Cnty., IN EDRB, Pyrotek, Inc. Proj., 3.76%, VRDN, (LOC: KeyCorp)	2,220,000	2,220,000
Wabash, IN EDRB, Martin Yale Inds. Proj., 3.95%, VRDN, (LOC: Bank One)	2,700,000	2,700,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., 3.76%, VRDN, (LOC: Bank
of America Corp.)	3,300,000	3,300,000
Washtenaw Cnty., MI Econ. Dev. Corp. IDRB, David & Lisa Frame, LLC, 3.76%,
VRDN, (LOC: KeyCorp)	1,325,000	1,325,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, 3.87%, VRDN, (LOC: Crestar Bank)	1,810,000	1,810,000
Ser. B, 3.87%, VRDN, (LOC: Crestar Bank)	1,185,000	1,185,000
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., 3.76%, VRDN, (LOC: AmSouth
Bancorp)	8,000,000	8,000,000
Winnemucca, NV EDRB, Carry On Trailor, Inc. Proj., 3.78%, VRDN, (LOC:
Regions Bank)	1,500,000	1,500,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., 3.84%, VRDN, (LOC:
Bank of the West)	3,780,000	3,780,000

		312,280,000

LEASE 0.5%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 3.82%, VRDN,
(LOC: LaSalle Bank, NA)	1,838,167	1,838,167
Goat Hill Properties, Washington Lease RB ROC, 3.65%, VRDN, (Insd. by MBIA)	1,330,000	1,330,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.65%, VRDN, (Liq.: Morgan
Stanley)	2,227,500	2,227,500
St. Lucie Cnty., FL Sch. Board RB, 3.64%, VRDN, (LOC: Bank of New York Co.)	6,198,000	6,198,000

		11,593,667

MANUFACTURING 0.7%
Mount Jackson, VA IDA RB, Bowman Apple Products Proj., 3.56%, VRDN, (LOC:
SunTrust Banks, Inc.)	3,150,000	3,150,000
Pinellas Cnty., FL IDA RB, Sure-Feed Engineering, Inc. Proj., 3.71%, VRDN, (LOC:
Bank of America Corp.)	2,500,000	2,500,000
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj., 3.81%, VRDN,
(LOC: Bank of America Corp.)	6,250,000	6,250,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc., 3.71%, VRDN, (LOC: Bank of America
Corp.)	3,000,000	3,000,000

		14,900,000

MISCELLANEOUS REVENUE 11.2%
Cassia Cnty., ID IDRB, Oak Valley Land Corp. Proj., 3.76%, VRDN, (LOC: Bank of
America Corp.)	3,500,000	3,500,000
DeSoto, TX IDA RRB, Solar Turbines Proj., 3.65%, VRDN, (Insd. by Merrill Lynch &
Co., Inc.)	7,050,000	7,050,000
Gulf Coast, TX IDA RB, Citgo Petroleum Corp. Proj., Ser. 1999, 3.79%, VRDN,
(LOC: BNP Paribas SA)	9,700,000	9,700,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Gulf Coast, TX Waste Disposal Auth. RB, Env. Facs., Ser. 2005, 3.79%, VRDN,
(Gtd. by BP plc)	$ 2,800,000	$2,800,000
Indiana Bond Bank RB, Ser. A, 4.25%, 01/31/2008, (LOC: Bank of New York Co.)	5,000,000	5,028,900
Lincoln Cnty., WY PCRB, Exxon Proj., Ser. 1984D, 3.66%, VRDN, (Gtd. by Exxon
Mobil)	13,300,000	13,300,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell Intl., Inc. Proj., 3.81%, VRDN,
(Gtd. by Honeywell Intl., Inc.)	4,000,000	4,000,000
Magnolia, AR IDRB, American Fuel Cell Proj., 4.00%, VRDN, (SPA: Commerce de
France)	1,055,000	1,055,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RB, Commerce Street Ventures,
Ser. 2002-A, 3.71%, VRDN, (LOC: AmSouth Bancorp)	3,270,000	3,270,000
Municipal Securities Pool Trust Receipts:
3.74%, VRDN, (SPA: Societe Generale & Insd. by MBIA)	14,770,000	14,770,000
Ser. 2006-7010, Class A, 3.65%, VRDN, (Liq.: Bear Stearns Cos.)	4,665,000	4,665,000
Municipal Securities Trust Cert., Ser. 2006-3017, Class A, 3.70%, VRDN, (Insd. by
AMBAC & Liq.: Bear Stearns Cos.)	5,290,000	5,290,000
Peoria Cnty., IL Sewage Facs. RB, Caterpillar, Inc. Proj., 3.73%, VRDN	4,300,000	4,300,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
3.81%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	53,570,000	53,570,000
Ser. A, 3.68%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	175,000	175,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj., 3.63%,
VRDN, (Gtd. by Motiva Enterprises, LLC)	10,635,000	10,635,000
Port Corpus Christi, TX Indl. Dev. Corp. Facs. RB, Citgo Petroleum Corp. Proj., 3.79%,
VRDN, (Liq.: JPMorgan Chase & Co.)	2,385,000	2,385,000
Port Corpus Christi, TX, Nueces Cnty. Solid Waste Disposal RB, Flint Hills Resources
Proj.:
3.81%, VRDN, (Gtd. by Flint Hills Resources)	21,500,000	21,500,000
3.91%, VRDN, (Gtd. by Flint Hills Resources)	25,000,000	25,000,000
Stephans Cnty., GA IDRB, Caterpillar, Inc. Proj., 3.81%, VRDN, (Gtd. by Caterpillar,
Inc.)	1,000,000	1,000,000
Traill Cnty., ND Solid Waste Disposal RB, American Crystal Sugar:
Ser. A, 3.76%, VRDN, (LOC: Wells Fargo & Co.)	16,000,000	16,000,000
Ser. B, 3.76%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Ser. C, 3.76%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Valdez, AK Marine Terminal RB, ConocoPhillips Co. Proj., 3.77%, VRDN, (Gtd. by
ConocoPhillips Co.)	3,480,000	3,480,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 3.88%, VRDN,
(Gtd. by Dow Chemical Co.)	20,300,000	20,300,000
Wisconsin Hsg. & EDRRB, Zero Zone, Inc. Proj., 3.56%, VRDN, (LOC: U.S. Bancorp)	3,420,000	3,420,000
York Cnty., ME Fin. Auth. RB, Cmnty. Action Corp. Proj., 3.69%, VRDN, (LOC:
KeyCorp)	2,280,000	2,280,000

		240,473,900

PORT AUTHORITY 0.3%
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Pub. Impt., 3.71%, VRDN, (Insd.
by AMBAC & LOC: AmSouth Bancorp)	6,800,000	6,800,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 0.8%
Memphis, TN City Fin. Corp. RB, Memphis Redbirds Foundation, 3.75%, VRDN,
(LOC: First Tennessee Bank)	$ 10,915,000	$10,915,000
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER:
Ser. 1002, Class A, 3.66%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,360,000	4,360,000
Ser. 1002, Class C, 3.66%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,980,000	1,980,000

		17,255,000

RESOURCE RECOVERY 1.0%
Montana Board Resource Recovery RB, Colstrip Energy, LP Proj., 3.60%, VRDN,
(LOC: Dexia SA)	6,340,000	6,340,000
Portage, IN EDRB, American Iron Oxide Co. Proj., Ser. B, 4.01%, VRDN, (LOC:
Bank One)	11,000,000	11,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., 4.01%, VRDN, (SPA: Bank
of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000

		22,340,000

SOLID WASTE 0.6%
Iowa Fin. Auth. Solid Waste Disposal RB:
Jacksonville Farm Proj., 3.76%, VRDN, (LOC: SunTrust Banks, Inc.)	4,715,000	4,715,000
Real Estate Iowa One Proj., 3.71%, VRDN, (LOC: Rabobank Intl.)	7,700,000	7,700,000

		12,415,000

SPECIAL TAX 3.4%
ABN AMRO Munitops RB, Ser. 2002-24, 3.65%, VRDN, (LOC: ABN AMRO Bank)	1,300,000	1,300,000
Central Puget Sound, Washington Regl. Transit Auth. RB, ROC, 3.65%, VRDN,
(Insd. by AMBAC)	18,459,000	18,459,000
Chicago, IL Tax Increment RRB, Stockyards Indl. Comml. Redev. Proj.:
Ser. A, 3.58%, VRDN, (LOC: Northern Trust Co.)	7,105,000	7,105,000
Ser. B, 3.58%, VRDN, (LOC: Northern Trust Co.)	9,620,000	9,620,000
Colorado Regl. Trans. Dist. RB, ROC RR II R 652PB, 3.65%, VRDN, (SPA: Deutsche
Bank AG)	10,000,000	10,000,000
Louisiana Gas & Fuels Tax RB, ROC RR II R 661, 3.65%, VRDN, (Insd. by FSA & Liq.:
CitiBank, NA)	16,665,000	16,665,000
New Mexico Fin. Auth. Trans. RB, Ser. 435, 3.67%, VRDN, (Insd. by MBIA & Liq.:
JPMorgan Chase & Co.)	3,835,000	3,835,000
Reno, NV Sales Tax RB, Ser. 2006-3G, 3.67%, VRDN, (Liq.: Goldman Sachs & Co.)	5,825,000	5,825,000

		72,809,000

TOBACCO REVENUE 0.9%
Badger Tobacco Asset Security Corp. RB, PFOTER:
3.67%, VRDN, (LOC: Lloyds TSB Group plc)	3,530,000	3,530,000
3.70%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,025,000	4,025,000
New York, NY TSASC, Inc. RB, ROC, 3.66%, VRDN, (Insd. by Citigroup, Inc. & Liq.:
CitiBank, NA)	5,600,000	5,600,000
Tobacco Settlement Fin. Corp. of New Jersey RB, PFOTER, 3.66%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	5,000,000	5,000,000

		18,155,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 1.3%
Central Puget Sound, Washington Regl. Transit Auth. RB, PFOTER, Ser. 360, 3.65%,
VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	$ 910,000	$910,000
E 470 Pub. Highway, Colorado Auth. RB, PFOTER, 3.67%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	5,425,000	5,425,000
Massachusetts Turnpike Auth. Metro. Hwy. Sys. RB, ROC, 3.65%, VRDN, (Insd. by
MBIA & Liq.: Citigroup, Inc.)	6,505,000	6,505,000
New Jersey Transit RB, PFOTER:
Ser. 1365, 3.65%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	6,895,000	6,895,000
Ser. 1366, 3.65%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	4,245,000	4,245,000
New Jersey TTFA RB, Ser. 038, 3.67%, VRDN, (Insd. by AMBAC & Liq.: Wells Fargo
& Co.)	2,780,000	2,780,000

		26,760,000

UTILITY 2.7%
Campbell Cnty., WY IDRB, Two Elk Power Generation Proj., 3.80%, 11/30/2007,
(Liq.: Citigroup, Inc.)	10,000,000	10,000,000
Carroll Cnty., KY Solid Waste Disposal Facs. RB, Kentucky Util. Co. Proj., 3.88%,
VRDN, (Gtd. by Kentucky Util. Co.)	8,700,000	8,700,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 3.89%, VRDN, (Gtd. by
Arizona Pub. Svc. Co.)	1,000,000	1,000,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.94%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	5,550,000	5,550,000
Florida Util. Auth. RB, Ser. 327, 3.65%, VRDN, (Liq.: Morgan Stanley)	500,000	500,000
Mississippi Business Fin. Corp. RB, Mississippi Power Co. Proj., 3.79%, VRDN, (Gtd.
by Mississippi Power Co.)	9,400,000	9,400,000
Mississippi Dev. Bank Spl. Obl. RB, Gas Auth., Natural Gas Proj., Ser. 2005, 3.63%,
VRDN, (SPA: Societe Generale)	10,000,000	10,000,000
Sabine River Auth. Texas PCRB, TXU Energy Co. Proj., Ser. B, 3.81%, VRDN, (SPA:
Norddeutsche Landesbank Luxembourg SA)	10,300,000	10,300,000
San Antonio, TX Elec. & Gas RB, ROC, 3.65%, VRDN, (Insd. by FSA & Liq.:
Citigroup, Inc.)	3,120,000	3,120,000

		58,570,000

WATER & SEWER 1.9%
ABN AMRO Munitops Cert. Trust RB:
3.65%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank)	5,700,000	5,700,000
3.66%, VRDN, (Insd. by FSA)	9,995,000	9,995,000
Colorado River, Texas Muni. Water Dist. RB, Republic Waste Svcs., Inc. Proj., 3.71%,
VRDN, (LOC: Bank of America Corp.)	4,000,000	4,000,000
Gulf Coast, TX Waste Disposal Auth. RB, Republic Waste Svcs., Inc. Proj., 3.71%,
VRDN, (LOC: Bank of America Corp.)	3,500,000	3,500,000
Houston, TX Water & Sewer Sys. RB, 3.67%, VRDN, (SPA: Merrill Lynch & Co.,
Inc.)	1,045,000	1,045,000
Maricopa Cnty., AZ IDA Solid Waste Disposal RB, 3.76%, VRDN, (LOC: Bank of
America Corp.)	2,500,000	2,500,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Massachusetts Water Resource Auth. Eagle RB, Class A, 3.66%, VRDN, (Liq.:
Citigroup, Inc.)	$ 7,400,000	$7,400,000
Niceville, FL Water & Sewer RB, Ser. B, 3.63%, VRDN, (Insd. by AMBAC & LOC:
Columbus B&T Co.)	1,340,000	1,340,000
Raleigh, NC Comb Enterprise Sys. RB, ROC, 3.65%, VRDN, (LOC: CitiBank, NA)	4,965,000	4,965,000

		40,445,000

Total Investments (cost $2,136,173,849) 99.7%		2,136,173,849
Other Assets and Liabilities 0.3%		7,283,193

Net Assets 100.0%		$2,143,457,042

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2007.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IFA	Industrial Finance Agency
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
RHA	Residential Housing Authority
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TTFA	Transportation Trust Fund Authority

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued January 31, 2007

The following table shows the percent of total investments by geographic location as of January 31, 2007:

Texas	7.6%
Delaware	7.2%
Florida	4.0%
Georgia	3.9%
Tennessee	3.8%
Alabama	3.4%
Colorado	3.4%
Illinois	3.4%
Mississippi	3.0%
Indiana	2.9%
Washington	2.7%
California	2.7%
Rhode Island	2.6%
Louisiana	2.2%
Pennsylvania	2.2%
Wyoming	2.1%
District of Columbia	1.9%
Wisconsin	1.9%
Massachusetts	1.5%
New York	1.5%
New Jersey	1.4%
Idaho	1.3%
Ohio	1.3%
South Carolina	1.3%
North Dakota	1.2%
Michigan	1.1%
Minnesota	1.1%
Maryland	1.0%
Missouri	0.9%
Nebraska	0.9%
Hawaii	0.7%
Iowa	0.7%
New Mexico	0.7%
Kansas	0.6%
Kentucky	0.5%
Puerto Rico	0.5%
Utah	0.5%
Alaska	0.4%
Arizona	0.4%
North Carolina	0.4%
Oklahoma	0.4%
Virginia	0.4%
Montana	0.3%
Nevada	0.3%
Oregon	0.3%
Arkansas	0.2%
South Dakota	0.2%
Maine	0.1%
West Virginia	0.1%
Non-state specific	16.9%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2007 (unaudited)

Tier 1	97.9%
Tier 2	2.1%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2007 (unaudited):

1 day	81.5%
2-7 days	13.4%
8-60 days	0.3%
61-120 days	1.4%
121-240 days	1.7%
241+ days	1.7%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007

Assets
Investments at amortized cost	$2,136,173,849
Cash	773,885
Receivable for Fund shares sold	809,404
Interest receivable	12,504,942
Prepaid expenses and other assets	21,279

Total assets	2,150,283,359

Liabilities
Dividends payable	745,000
Payable for securities purchased	5,028,900
Payable for Fund shares redeemed	739,656
Advisory fee payable	22,471
Distribution Plan expenses payable	25,708
Due to other related parties	33,401
Accrued expenses and other liabilities	231,181

Total liabilities	6,826,317

Net assets	$2,143,457,042

Net assets represented by
Paid-in capital	$2,143,431,893
Undistributed net investment income	25,149

Total net assets	$2,143,457,042

Net assets consists of
Class A	$401,368,666
Class S	337,124,217
Class S1	1,029,638,405
Class I	375,325,754

Total net assets	$2,143,457,042

Shares outstanding (unlimited number of shares authorized)
Class A	401,457,162
Class S	337,018,707
Class S1	1,029,744,923
Class I	375,278,730

Net asset value per share
Class A	$1.00
Class S	$1.00
Class S1	$1.00
Class I	$1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended January 31, 2007

Investment income
Interest	$78,586,810

Expenses
Advisory fee	9,055,618
Distribution Plan expenses
Class A	1,319,638
Class S	1,953,680
Class S1	6,110,831
Administrative services fee	1,316,249
Transfer agent fees	885,094
Trustees’ fees and expenses	36,230
Printing and postage expenses	121,368
Custodian and accounting fees	706,270
Registration and filing fees	65,955
Professional fees	60,397
Other	57,449

Total expenses	21,688,779
Less: Expense reductions	(130,318)
Fee waivers	(658,124)

Net expenses	20,900,337

Net investment income	57,686,473

Net realized gains on investments	239,678

Net increase in net assets resulting from operations	$57,926,151

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2007		2006

Operations
Net investment income		$57,686,473		$42,734,027
Net realized gains on investments		239,678		269,827

Net increase in net assets resulting
from operations		57,926,151		43,003,854

Distributions to shareholders from
Net investment income
Class A		(12,118,184)		(11,399,034)
Class S		(8,034,040)		(5,347,087)
Class S1		(25,083,976)		(17,214,332)
Class I		(12,562,735)		(9,220,345)

Total distributions to shareholders		(57,798,935)		(43,180,798)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,572,030,688	2,572,030,688	3,021,007,675	3,021,007,675
Class S	2,505,098,973	2,505,098,973	1,132,445,681	1,132,445,681
Class S1	5,410,761,504	5,410,761,504	5,439,049,003	5,439,049,003
Class I	384,930,107	384,930,107	379,984,231	379,984,231

		10,872,821,272		9,972,486,590

Net asset value of shares issued
in reinvestment of distributions
Class A	10,650,072	10,650,072	10,003,479	10,003,479
Class S	8,034,040	8,034,040	1,588,125	1,588,125
Class S1	25,083,970	25,083,970	17,214,332	17,214,332
Class I	4,374,884	4,374,884	3,145,867	3,145,867

		48,142,966		31,951,803

Payment for shares redeemed
Class A	(2,662,981,235)	(2,662,981,235)	(3,312,308,002)	(3,312,308,002)
Class S	(2,490,673,268)	(2,490,673,268)	(1,138,016,390)	(1,138,016,390)
Class S1	(5,494,764,165)	(5,494,764,165)	(5,711,719,961)	(5,711,719,961)
Class I	(435,556,318)	(435,556,318)	(453,282,007)	(453,282,007)

		(11,083,974,986)		(10,615,326,360)

Net decrease in net assets resulting
from capital share transactions		(163,010,748)		(610,887,967)

Total decrease in net assets		(162,883,532)		(611,064,911)
Net assets
Beginning of period		2,306,340,574		2,917,405,485

End of period		$2,143,457,042		$2,306,340,574

Undistributed (overdistributed)
net investment income		$25,149		$(102,067)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Municipal Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S, Class SI and Class I shares. Class A, Class S, Class S1 and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

NOTES TO FINANCIAL STATEMENTS continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignations. During the year ended January 31, 2007, the following amounts were reclassified:

Undistributed net investment income	$ 239,678
Accumulated net realized gains on investments	(239,678)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2007, EIMC voluntarily waived its advisory fee in the amount of $658,124.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the

NOTES TO FINANCIAL STATEMENTS continued

Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for each of Class S and Class S1 shares.

5. SECURITIES TRANSACTIONS

On January 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2007, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $25,149. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2007	2006

Ordinary Income	$60,814	$189,040
Exempt-Interest Income	57,544,213	42,888,914
Long-term Capital Gain	193,908	102,844

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an

NOTES TO FINANCIAL STATEMENTS continued

annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%. During the year ended January 31, 2007, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff ’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS continued

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Municipal Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These finan-cial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Municipal Money Market Fund as of January 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 23, 2007

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $193,908 for the fiscal year ended January 31, 2007.

For the fiscal year ended January 31, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.56%. The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2008.

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of

ADDITIONAL INFORMATION (unaudited) continued

the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees

ADDITIONAL INFORMATION (unaudited) continued

also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they

ADDITIONAL INFORMATION (unaudited) continued

were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund had issued shares in different classes and that each class bears different fees and expenses related to distribution and shareholder services. The Trustees noted that the share class with the lowest expense ratio had performed favorably compared to its Lipper peer group over the one-year period ended May 31, 2006. EIMC reported to the Trustees its view that the relative underperformance of the other share classes was principally due to differences in expense ratios from share class to share class.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $273 billion in assets as of December 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**— Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

565210 rv4 3/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565210 rv4 3/2007

New Jersey Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
22	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
23	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen New Jersey Municipal Money Market Fund covering the twelve-month period ended January 31, 2007.

The domestic fixed income markets produced positive results over the twelve months, with the policies of the U.S. Federal Reserve Board (the “Fed”) exerting a major influence on investor sentiment. After continuing to raise short-term rates early in 2006 because of concerns about inflationary pressures, the Fed paused in its cycle of credit tightening and held short-term interest rates steady after June. Stabilized short-term rates, combined with the easing of world commodity prices, increased confidence in the markets. As a result, the fixed income market generated healthy returns in the final months of the period after producing weak results early in 2006 amid concerns about higher energy prices and rising inflation.

Gross Domestic Product, which grew at an annual pace of more than 5% at the beginning of 2006, moderated to 2.0% in the third quarter and 2.2% over the final quarter. Over the full calendar year, the economy grew at a healthy rate of 3.1% . The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries, while growth in inventories,

1

LETTER TO SHAREHOLDERS continued

consumption, business investment and trade fell short of early optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion.

Over the full twelve months, shorter-term fixed income strategies, including money market funds, tended to outperform longer-maturity bond investments. In this environment, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income. As short-term rates increased early in the year, they were able to take advantage of new opportunities to increase yields, and therefore returns, in the money market funds.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

2

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Diane C. Beaver

• Ladson Hart

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/26/1998

	Class A	Class S	Class I
Class inception date	10/26/1998	6/30/2000	4/5/1999

Nasdaq symbol	ENJXX	N/A	EJMXX

Average annual return

1-year	2.77%	2.46%	3.07%

5-year	1.33%	1.03%	1.63%

Since portfolio inception	1.87%	1.63%	2.16%

7-day annualized yield	2.83%	2.53%	3.12%

30-day annualized yield	2.81%	2.51%	3.11%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect without which, returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2006	1/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,014.22	$ 4.42
Class S	$ 1,000.00	$ 1,012.67	$ 5.94
Class I	$ 1,000.00	$ 1,015.73	$ 2.90
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.82	$ 4.43
Class S	$ 1,000.00	$ 1,019.31	$ 5.96
Class I	$ 1,000.00	$ 1,022.33	$ 2.91

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.87% for Class A, 1.17% for Class S and 0.57% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.77%	1.83%	0.65%	0.53%	0.90%

Ratios and supplemental data
Net assets, end of period (millions)	$ 22	$ 20	$ 23	$ 30	$ 42
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.87%	0.88%	0.89%	0.87%	0.86%
Expenses excluding waivers/reimbursements and expense reductions	0.87%	0.88%	0.90%	0.88%	0.86%
Net investment income (loss)	2.74%	1.78%	0.62%	0.49%	0.81%

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.02)	0[1]	0[1]	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.46%	1.54%	0.35%	0.24%	0.60%

Ratios and supplemental data
Net assets, end of period (millions)	$ 169	$ 162	$ 171	$ 66	$ 108
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.17%	1.17%	1.16%	1.16%	1.16%
Expenses excluding waivers/reimbursements and expense reductions	1.17%	1.18%	1.17%	1.18%	1.16%
Net investment income (loss)	2.42%	1.51%	0.48%	0.19%	0.51%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	3.07%	2.13%	0.95%	0.83%	1.21%

Ratios and supplemental data
Net assets, end of period (millions)	$ 15	$ 10	$ 5	$ 22	$ 21
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.57%	0.58%	0.59%	0.57%	0.56%
Expenses excluding waivers/reimbursements and expense reductions	0.57%	0.58%	0.60%	0.58%	0.56%
Net investment income (loss)	3.02%	2.19%	0.89%	0.73%	1.04%

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.4%
CONTINUING CARE RETIREMENT COMMUNITY 2.7%
New Jersey EDA RRB, Crane’s Mill Proj., Ser. B, 3.62%, VRDN, (LOC: Sovereign
Bank & UniCredito Italiano SpA)	$2,985,000	$2,985,000
New Jersey Hlth. Care Facs. Fin. Auth. RB, Wiley Mission Proj., 3.61%, VRDN,
(LOC: Commerce Bancorp, Inc.)	2,625,000	2,625,000

		5,610,000

EDUCATION 4.6%
California CDA RB, Biola Univ., Ser. B, 5.35%, VRDN, (SPA: BNP Paribas SA)	1,900,000	1,900,000
New Jersey EDA RB, Princeton Day Sch. Proj., 3.50%, VRDN, (LOC: Bank of New
York)	5,000,000	5,000,000
New Jersey Edl. Facs. Auth. RB, Princeton Univ. Proj., 3.63%, VRDN	2,650,000	2,650,000

		9,550,000

GENERAL OBLIGATION - LOCAL 7.8%
Camden, NJ BAN, Ser. A, 4.00%, 11/21/2007	6,928,570	6,943,019
Chester Township, NJ BAN, 4.00%, 09/28/2007	1,234,000	1,236,456
Fair Haven, NJ Sch. Dist. GO, 4.00%, 10/04/2007	3,500,000	3,506,102
Mercer Cnty., NJ Washington Township Board of Ed. Refunding GO, Ser. 2808,
3.63%, VRDN, (Insd. by FSA & Liq.: Dexia Credit Local)	3,300,000	3,300,000
Pittsburgh, PA GO, PFOTER, 3.64%, VRDN, (Insd. by AMBAC & SPA: Merrill Lynch
& Co., Inc.)	1,175,000	1,175,000

		16,160,577

GENERAL OBLIGATION - STATE 4.0%
Massachusetts Bay Trans. Auth. MTC GO, Ser. SG-156, 3.68%, VRDN, (Liq.: Societe
Generale)	900,000	900,000
New Jersey GO, Ser. 1995-D, 3.54%, VRDN, (LOC: Chase Manhattan Bank)	6,130,000	6,130,000
New Jersey Municipal Securities Trust Cert. GO, Ser. 2001-174, Class A, 3.73%,
VRDN, (Liq.: Bear Stearns Cos.)	1,200,000	1,200,000

		8,230,000

HOSPITAL 9.1%
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj.,
Ser. B, 3.71%, VRDN, (LOC: Commerce Bancorp, Inc.)	13,000,000	13,000,000
New Jersey Hlth. Care Facs. RRB, Ser. 1163, 3.65%, VRDN, (Insd. by Radian Group,
Inc. & Liq.: Morgan Stanley)	5,680,000	5,680,000

		18,680,000

HOUSING 11.0%
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 3.86%, VRDN, (Liq.: American Intl.
Group, Inc.)	2,600,000	2,600,000
Memphis, TN Hlth. Edl. & Hsg. Facs. MHRB, Aspenwood Square Apts. Proj., 3.71%,
VRDN, (Insd. by Columbus Bank & Trust Co.)	4,040,000	4,040,000
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. 1012, 3.67%, VRDN, (Liq.: Morgan
Stanley & Insd. by FGIC)	1,385,000	1,385,000
New Mexico Mtge. Fin. Auth. SFHRB, 3.52%, VRDN, (Insd. by Trinity Plus Funding
Co.)	422,514	422,514

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Newark, NJ Hsg. Auth. MHRB, 3.72%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$2,780,000	$2,780,000
PFOTER:
3.81%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	9,730,000	9,730,000
Class I, 3.71%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,700,000	1,700,000

		22,657,514

INDUSTRIAL DEVELOPMENT REVENUE 4.1%
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.00%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	1,355,000	1,355,000
Logan City, UT IDRB, Scientific Tech, Inc., 3.91%, VRDN, (LOC: Bank of the West)	1,700,000	1,700,000
New Jersey EDA RRB, Dieter Weissenrieder, Ser. A, 3.71%, VRDN, (LOC:
Washington Mutual, Inc.)	2,215,000	2,215,000
New Jersey EDRB, El Dorado Terminals Proj., Ser. B, 3.68%, VRDN, (LOC: SunTrust
Banks, Inc.)	3,295,000	3,295,000

		8,565,000

MISCELLANEOUS REVENUE 17.7%
Essex Cnty., NJ Impt. Auth. Lease RB, 3.64%, VRDN, (Insd. by FGIC & Liq.: Merrill
Lynch & Co., Inc.)	645,000	645,000
Municipal Securities Trust Cert.:
Ser. 2006-3017, Class A, 3.55%, VRDN, (Insd. by AMBAC & Liq.: Bear Stearns
Cos.)	6,585,000	6,585,000
Ser. 2006-5013, Class A, 3.55%, VRDN, (Insd. by AMBAC & Liq.: Branch
Banking & Trust Co.)	5,125,000	5,125,000
Ser. 2006-7009, Class A, 3.63%, VRDN, (Insd. by MBIA & Liq.: Bear Stearns
Cos.)	5,000,000	5,000,000
New Jersey EDA Sch. Facs. RB, Ser. R-1, 3.63%, VRDN, (LOC: Lloyds TSB Group
plc)	1,475,000	1,475,000
New Jersey EDRB:
3.63%, VRDN, (Insd. by AMBAC & Liq.: Dexia SA)	700,000	700,000
Bayonne Impt. Proj.:
Ser. A, 3.68%, VRDN, (LOC: SunTrust Banks, Inc.)	1,525,000	1,525,000
Ser. B, 3.68%, VRDN, (LOC: SunTrust Banks, Inc.)	2,250,000	2,250,000
New Jersey Env. Infrastructure RB, MSTR, 3.54%, VRDN, (Liq.: JPMorgan Chase &
Co.)	9,635,000	9,635,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 3.65%, VRDN,
(Gtd. by Sunoco, Inc.)	2,000,000	2,000,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
Ser. 1995, 3.88%, VRDN, (Gtd. by Dow Chemical Co.)	400,000	400,000
Ser. A, 3.88%, VRDN, (Gtd. by Dow Chemical Co.)	1,150,000	1,150,000

		36,490,000

PORT AUTHORITY 1.5%
New Jersey EDA RB, Ser. 78G, 3.71%, VRDN, (Liq.: Goldman Sachs, Inc.)	3,100,000	3,100,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX 2.1%
Garden State Preservation Trust RB, Open Space & Farmland Proj., Ser. RR:
3.64%, VRDN, (Insd. by FSA & Liq.: Goldman Sachs Group, Inc.)	$1,535,000	$1,535,000
3.64%, VRDN, (Insd. by FSA & SPA: Merrill Lynch & Co., Inc.)	2,900,000	2,900,000

		4,435,000

SPECIAL TAX 4.9%
New Jersey EDA ROC, 3.64%, VRDN, (Insd. by MBIA)	10,000,000	10,000,000
New York, NY TFA RB, Ser. 2, 3.70%, VRDN, (Liq.: Dexia SA)	45,000	45,000

		10,045,000

TOBACCO REVENUE 12.5%
Tobacco Settlement Fin. Corp. of New Jersey RB, PFOTER, 3.66%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	25,770,000	25,770,000

TRANSPORTATION 14.5%
New Jersey Trans. Auth. RB:
3.63%, VRDN, (Insd. by FGIC)	250,000	250,000
3.63%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	5,130,000	5,130,000
MTC, Ser. 2001-1, 3.86%, VRDN, (Liq.: Commerzbank AG)	12,745,000	12,745,000
PFOTER, Ser. 1365, 3.65%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase &
Co.)	1,220,000	1,220,000
New Jersey TTFA RB:
3.63%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	1,800,000	1,800,000
Ser. 38, 3.67%, VRDN, (Insd. by AMBAC & Liq.: Wells Fargo & Co.)	5,000,000	5,000,000
Ser. 1403, 3.65%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	1,500,000	1,500,000
New Jersey Turnpike Auth. RB, PFOTER, 3.63%, VRDN, (Insd. by MBIA & Liq.:
Dexia SA)	2,245,000	2,245,000

		29,890,000

UTILITY 2.9%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.94%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	1,600,000	1,600,000
New Jersey EDA Thermal Energy Facs. RB, 3.70%, VRDN, (LOC: Bank One)	4,345,000	4,345,000

		5,945,000

Total Investments (cost $205,128,091) 99.4%		205,128,091
Other Assets and Liabilities 0.6%		1,135,521

Net Assets 100.0%		$206,263,612

VRDN    Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2007.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees; security purchase agreements; lender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2007

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority
TTFA	Transportation Trust Fund Authority

The following table shows the percent of total investments by geographic location as of January 31, 2007:

New Jersey	85.0%
California	2.2%
Tennessee	2.0%
Pennsylvania	1.6%
Delaware	0.8%
Louisiana	0.8%
Utah	0.8%
Indiana	0.7%
Massachusetts	0.4%
New Mexico	0.2%
Non-state specific	5.5%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2007 (unaudited):

Tier 1	95.8%
Tier 2	2.5%
Non-rated	1.7%

100.0%

The following table shows the percent of total investments based on effective maturity as of January 31, 2007 (unaudited):

2-7 days	94.3%
121-240 days	0.6%
241+ days	5.1%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007

Assets
Investments at amortized cost	$205,128,091
Cash	33,544
Receivable for Fund shares sold	10,000
Interest receivable	1,152,444
Prepaid expenses and other assets	17,485

Total assets	206,341,564

Liabilities
Dividends payable	43,631
Advisory fee payable	2,311
Distribution Plan expenses payable	2,949
Due to other related parties	628
Accrued expenses and other liabilities	28,433

Total liabilities	77,952

Net assets	$206,263,612

Net assets represented by
Paid-in capital	$206,174,931
Undistributed net investment income	88,681

Total net assets	$206,263,612

Net assets consists of
Class A	$22,144,688
Class S	168,805,551
Class I	15,313,373

Total net assets	$206,263,612

Shares outstanding (unlimited number of shares authorized)
Class A	22,113,499
Class S	168,745,882
Class I	15,315,550

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended January 31, 2007

Investment income
Interest	$7,647,113

Expenses
Advisory fee	873,660
Distribution Plan expenses
Class A	67,893
Class S	1,024,480
Administrative services fee	127,853
Transfer agent fees	52,048
Trustees’ fees and expenses	2,891
Printing and postage expenses	22,567
Custodian and accounting fees	63,250
Registration and filing fees	45,081
Professional fees	17,338
Other	4,541

Total expenses	2,301,602
Less: Expense reductions	(8,019)

Net expenses	2,293,583

Net investment income	5,353,530

Net realized gains on investments	88,781

Net increase in net assets resulting from operations	$5,442,311

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2007		2006

Operations
Net investment income		$5,353,530		$3,018,110
Net realized gains on investments		88,781		15,255

Net increase in net assets resulting
from operations		5,442,311		3,033,365

Distributions to shareholders from
Net investment income
Class A		(620,826)		(360,889)
Class S		(4,149,106)		(2,461,149)
Class I		(597,243)		(213,065)

Total distributions to shareholders		(5,367,175)		(3,035,103)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	74,693,040	74,693,040	70,847,480	70,847,480
Class S	1,035,748,927	1,035,748,927	710,772,494	710,772,494
Class I	125,953,531	125,953,531	106,361,929	106,361,929

		1,236,395,498		887,981,903

Net asset value of shares issued in
reinvestment of distributions
Class A	497,037	497,037	266,357	266,357
Class S	4,149,106	4,149,106	1,801,404	1,801,404
Class I	116,109	116,109	60,936	60,936

		4,762,252		2,128,697

Payment for shares redeemed
Class A	(73,075,168)	(73,075,168)	(74,376,790)	(74,376,790)
Class S	(1,033,380,981)	(1,033,380,981)	(721,750,737)	(721,750,737)
Class I	(120,438,312)	(120,438,312)	(101,751,886)	(101,751,886)

		(1,226,894,461)		(897,879,413)

Net increase (decrease) in net assets
resulting from capital share
transactions		14,263,289		(7,768,813)

Total increase (decrease) in
net assets		14,338,425		(7,770,551)
Net assets
Beginning of period		191,925,187		199,695,738

End of period		$206,263,612		$191,925,187

Undistributed net investment income		$88,681		$13,545

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New Jersey Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignations. During the year ended January 31, 2007, the following amounts were reclassified:

Undistributed net investment income	$88,781
Accumulated net realized gains on investments	(88,781)

17

NOTES TO FINANCIAL STATEMENTS continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.41% and declining to 0.30% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On January 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2007, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $88,681. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

18

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2007	2006

Ordinary Income	$43,980	$ 22,007
Exempt-Interest Income	5,272,962	3,013,096
Long-term Capital Gain	50,233	0

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended January 31, 2007, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to

19

NOTES TO FINANCIAL STATEMENTS continued

comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the

20

NOTES TO FINANCIAL STATEMENTS continued

financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New Jersey Municipal Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and finan-cial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New Jersey Municipal Money Market Fund as of January 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 23, 2007

22

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $50,233 for the fiscal year ended January 31, 2007.

For the fiscal year ended January 31, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 98.24% . The percentage of distributions subject to the federal alternative minimum tax and New Jersey state income tax will be reported to shareholders in January 2008.

23

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen New Jersey Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of

24

ADDITIONAL INFORMATION (unaudited) continued

the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

25

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

26

ADDITIONAL INFORMATION (unaudited) continued

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund had issued shares in different classes and that each class bears different fees and expenses related to distribution and shareholder services. The Trustees noted that the share class with the lowest expense ratio had performed favorably compared to its Lipper peer group over the one-year period ended May 31, 2006. EIMC reported to the Trustees its view that the relative underperformance of the other share classes was principally due to differences in expense ratios from share class to share class.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $273 billion in assets as of December 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

565213 rv4 3/2007

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565213 rv4 3/2007

Evergreen New York Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen New York Municipal Money Market Fund covering the twelve-month period ended January 31, 2007.

The domestic fixed income markets produced positive results over the twelve months, with the policies of the U.S. Federal Reserve Board (the “Fed”) exerting a major influence on investor sentiment. After continuing to raise short-term rates early in 2006 because of concerns about inflationary pressures, the Fed paused in its cycle of credit tightening and held short-term interest rates steady after June. Stabilized short-term rates, combined with the easing of world commodity prices, increased confidence in the markets. As a result, the fixed income market generated healthy returns in the final months of the period after producing weak results early in 2006 amid concerns about higher energy prices and rising inflation.

Gross Domestic Product, which grew at an annual pace of more than 5% at the beginning of 2006, moderated to 2.0% in the third quarter and 2.2% over the final quarter. Over the full calendar year, the economy grew at a healthy rate of 3.1% . The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries, while growth in inventories,

1

LETTER TO SHAREHOLDERS continued

consumption, business investment and trade fell short of early optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion.

Over the full twelve months, shorter-term fixed income strategies, including money market funds, tended to outperform longer-maturity bond investments. In this environment, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income. As short-term rates increased early in the year, they were able to take advantage of new opportunities to increase yields, and therefore returns, in the money market funds.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, LLC

2

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Diane C. Beaver

• Ladson Hart

PERFORMANCE AND RETURNS*

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Nasdaq symbol	ENYXX	N/A	ENIXX

Average annual return

1-year	2.88%	2.57%	3.18%

5-year	1.31%	1.02%	1.62%

Since portfolio inception	1.29%	0.99%	1.59%

7-day annualized yield	2.81%	2.51%	3.11%

30-day annualized yield	2.80%	2.50%	3.09%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect without which, returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2006	1/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,015.13	$ 4.37
Class S	$ 1,000.00	$ 1,013.60	$ 5.89
Class I	$ 1,000.00	$ 1,016.65	$ 2.85
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.87	$ 4.38
Class S	$ 1,000.00	$ 1,019.36	$ 5.90
Class I	$ 1,000.00	$ 1,022.38	$ 2.85

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.86% for Class A, 1.16% for Class S and 0.56% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.02)	(0.01)	0[1]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.88%	1.84%	0.58%	0.46%	0.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$47,842	$40,856	$78,542	$82,110	$101,114
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.86%	0.86%	0.87%	0.91%	0.88%
Expenses excluding waivers/reimbursements and expense reductions	0.86%	0.87%	0.91%	0.93%	0.93%
Net investment income (loss)	2.72%	1.71%	0.58%	0.39%	0.79%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.02)	0[1]	0[1]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.57%	1.54%	0.30%	0.19%	0.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$249,845	$245,347	$289,872	$25,407	$35,817
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.16%	1.16%	1.11%	1.18%	1.18%
Expenses excluding waivers/reimbursements and expense reductions	1.16%	1.17%	1.15%	1.23%	1.23%
Net investment income (loss)	2.41%	1.46%	0.54%	0.13%	0.49%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00

Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.02)	(0.01)	0[1]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00

Total return	3.18%	2.15%	0.89%	0.76%	1.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$60,677	$11,915	$3,420	$2,200	$ 676
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.56%	0.57%	0.56%	0.59%	0.57%
Expenses excluding waivers/reimbursements and expense reductions	0.56%	0.58%	0.60%	0.61%	0.62%
Net investment income (loss)	2.98%	2.26%	0.92%	0.65%	1.08%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 86.7%
COMMUNITY DEVELOPMENT DISTRICT 0.6%
Seneca Cnty., NY IDA RB, KidsPeace Natl. Centers Proj., 3.69%, VRDN,
(LOC: KeyCorp)	$ 2,035,000	$2,035,000

EDUCATION 2.0%
New York Dorm. Auth. RB, Mount St. Mary’s College, 3.65%, VRDN, (SPA: Citizens
Banking Corp.)	7,300,000	7,300,000

GENERAL OBLIGATION - LOCAL 11.9%
New York, NY GO:
3.64%, VRDN, (Insd. by FGIC & Liq.: Merrill Lynch & Co., Inc.)	10,600,000	10,600,000
3.65%, VRDN, (LOC: State Street Corp.)	2,500,000	2,500,000
3.66%, VRDN, (Liq.: Dexia SA)	2,445,000	2,445,000
3.66%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	2,800,000	2,800,000
PFOTER:
Ser. 601, 3.65%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,240,000	5,240,000
Ser. 603, 3.65%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,195,000	5,195,000
Ser. B-2, 3.69%, VRDN, (Liq.: JPMorgan Chase & Co.)	100,000	100,000
Ser. I:
3.55%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
3.66%, VRDN, (LOC: California Pub. Employees Retirement Sys.)	8,700,000	8,700,000

		42,580,000

HOSPITAL 10.6%
Albany, NY Indl. Dev. Agcy. Civic Facs. RB, Albany Med. Ctr. Hosp. Proj., Ser. A,
3.62%, VRDN, (LOC: KeyCorp)	5,000,000	5,000,000
Herkimer Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Templeton Foundation Proj.,
3.69%, VRDN, (LOC: KeyCorp)	695,000	695,000
Lancaster Township, NY IDA RB, Greenfield Manor Proj., 3.68%, VRDN, (LOC: M&T
Bank Corp.)	4,425,000	4,425,000
New York Dorm. Auth. RB:
3.65%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,200,000	13,200,000
Eclipse Funding Trust, 3.61%, VRDN, (Insd. by AMBAC & Liq.: U.S. Bancorp)	3,370,000	3,370,000
Mental Hlth. Svcs. Facs., Ser. 340, 3.63%, VRDN, (Liq.: Insd. by MBIA & Morgan
Stanley)	3,982,500	3,982,500
Otsego Cnty., NY Indl. Dev. Agcy. RB, Templeton Foundation Proj., Ser. A, 3.69%,
VRDN, (LOC: KeyCorp)	3,050,000	3,050,000
Steuben Cnty., NY IDA RB:
Corning Hosp. Facs. Ctr. Proj., 3.70%, VRDN, (LOC: M&T Bank Corp.)	1,575,000	1,575,000
Guthrie Corning Dev. Facs. Proj., 3.70%, VRDN, (LOC: M&T Bank Corp.)	2,590,000	2,590,000

		37,887,500

HOUSING 17.2%
Albany, NY Hsg. Auth. Private Account RB, Historic Bleecker Terrace, 3.60%, VRDN,
(LOC: KeyCorp)	715,500	715,500
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 3.86%, VRDN, (Liq.: American Intl.
Group, Inc.)	6,700,000	6,700,000
Goldman Sachs Pool Trust, 3.71%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	7,140,000	7,140,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Merrill Lynch Puttable Option Tax-Exempt Receipts:
3.81%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	$ 9,422,000	$9,422,000
Class C, 3.71%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,560,000	2,560,000
Class F, 3.87%, VRDN, (LOC: Lloyds TSB Group plc)	800,000	800,000
MMA Finl. MHRB, Ser. A, Class A, 3.61%, VRDN, (Liq.: SunTrust Banks, Inc.)	7,200,000	7,200,000
New Mexico Mtge. Fin. Auth. SFHRB, 3.52%, VRDN, (Insd. by Trinity Plus
Funding Co.)	905,387	905,387
New York, NY City Hsg. Dev. Corp. MHRB:
1904 Vyse Ave. Apts. Proj., Ser. A, 3.52%, VRDN, (LOC: HSBC Holdings plc)	600,000	600,000
Connecticut Landing Ave. Apts. Proj., Ser. A, 3.50%, VRDN, (LOC: KeyCorp)	7,000,000	7,000,000
Louis Boulevard Apts. Proj., Ser. A, 3.50%, VRDN, (LOC: KeyCorp)	5,000,000	5,000,000
New York, NY Hsg. Fin. Agcy. RB, Ocean Park Apts. Proj. 2005, Ser. A, 3.62%, VRDN,
(Insd. by FNMA)	7,370,000	7,370,000
Newburgh, NY Indl. Dev. Agcy. MHRB, 3.72%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	3,145,000	3,145,000
Sherburne Cnty., MN Hsg. & Redev. Auth. RB, Apperts, Inc. Proj., 4.23%, VRDN,
(LOC: LaSalle Bank Corp.)	3,135,000	3,135,000

		61,692,887

INDUSTRIAL DEVELOPMENT REVENUE 5.7%
Chenango Cnty., NY IDA RB, Baillie Lumber Proj., Ser. A, 3.85%, VRDN, (LOC:
Citizens Banking Corp.)	2,751,000	2,751,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.00%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	875,000	875,000
Islip, NY Indl. Dev. Agcy. RB, Radiation Dynamics Proj., Ser. A, 3.66%, VRDN, (LOC:
Bank of New York Co.)	6,000,000	6,000,000
New York, NY IDA RB, Contractors Sheet Metal, Inc., 3.69%, VRDN, (LOC:
CitiBank, NA)	1,540,000	1,540,000
Seneca Cnty., NY Indl. Dev. Agcy. Solid Waste Disposal RB, Ser. W, 3.71%, VRDN,
(LOC: Bank of America Corp.)	4,995,000	4,995,000
Sparks, NV EDRB, Rix Inds. Proj., 3.81%, VRDN, (LOC: Wells Fargo & Co.)	1,615,000	1,615,000
Ulster Cnty., NY Indl. Dev. Agcy. RB, Zumtobel Staff Proj., Ser. A, 3.63%, VRDN,
(LOC: Creditanstalt Bank)	1,500,000	1,500,000
Yakima Cnty., WA Pub. Corp. RB, Longview Fibre Co. Proj., 3.69%, VRDN, (LOC:
Bank of America Corp.)	1,240,000	1,240,000

		20,516,000

MISCELLANEOUS REVENUE 3.0%
Brazos River, TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. B,
4.75%, 05/15/2007, (Gtd. by Dow Chemical Co.)	2,600,000	2,621,394
Decatur, AL Indl. Dev. Board Solid Waste Disposal RB, Amoco Chemical Co. Proj.,
Ser. 1995, 3.79%, VRDN, (Gtd. by BP plc)	1,700,000	1,700,000
New York, NY Indl. Dev. Agcy. Civic Facs. RB, Casa Proj., 3.68%, VRDN, (LOC:
JPMorgan Chase & Co.)	1,000,000	1,000,000
Pennsylvania EDFA RRB, Wastewater Treatment, Sunoco, Inc. Proj., 3.65%, VRDN,
(Gtd. by Sunoco, Inc.)	3,000,000	3,000,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Puerto Rico Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 3.60%,
03/01/2007, (Gtd. by Becton Dickinson & Co.)	$ 2,100,000	$2,100,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 3.88%, VRDN,
(Gtd. by Dow Chemical Co.)	300,000	300,000

		10,721,394

SPECIAL TAX 2.4%
Metropolitan Trans. Auth. of New York RB, Dedicated Tax Fund, Class A, 3.66%,
VRDN, (LOC: CitiBank, NA)	6,000,000	6,000,000
New Mexico Fin. Auth. Trans. RB, Ser. 435, 3.67%, VRDN, (Insd. by MBIA & Liq.:
JPMorgan Chase & Co.)	2,700,000	2,700,000

		8,700,000

TOBACCO REVENUE 7.3%
Erie Cnty., NY Tobacco Asset Securitization Corp. RB, 3.66%, VRDN, (SPA: Merrill
Lynch & Co., Inc.)	13,635,000	13,635,000
New York Tobacco Trust RB, PFOTER, 3.66%, VRDN, (LOC: WestLB AG)	1,270,000	1,270,000
Rockland, NY Tobacco Asset Securitization Corp. RB, 3.66%, VRDN, (SPA:
Merrill Lynch & Co., Inc.)	2,000,000	2,000,000
Tobacco Settlement Fin. Corp. of New Jersey RB, PFOTER, 3.66%, VRDN,
(Liq.: Merrill Lynch & Co., Inc.)	2,700,000	2,700,000
Tobacco Settlement Fin. Corp. of New York RB, PFOTER, 3.64%, VRDN, (Insd. by
AMBAC & SPA: Merrill Lynch & Co., Inc.)	1,400,000	1,400,000
Westchester, NY Tobacco Asset Securitization Corp. RB, 3.66%, VRDN,
(Liq.: Merrill Lynch & Co., Inc.)	5,230,000	5,230,000

		26,235,000

TRANSPORTATION 5.7%
Metropolitan Trans. Auth. of New York RB:
3.65%, VRDN, (Insd. by FSA & SPA: Merrill Lynch & Co., Inc.)	7,245,000	7,245,000
Class A, 3.66%, VRDN, (LOC: CitiBank, NA)	4,000,000	4,000,000
Ser. G, 3.71%, VRDN, (LOC: BNP Paribas SA)	545,000	545,000
Municipal Securities Trust Cert. RB, Ser. 7000, Class A, 3.61%, VRDN, (LOC: Bear
Stearns Cos.)	4,995,000	4,995,000
New Jersey TTFA RB, Ser. 38, 3.67%, VRDN, (Insd. by AMBAC & Liq.: Wells
Fargo & Co.)	2,500,000	2,500,000
New York Thruway Auth. Gen. RB, 3.68%, VRDN, (Liq.: Morgan Stanley)	1,042,500	1,042,500

		20,327,500

UTILITY 4.3%
ABN AMRO Munitops Cert. Trust RB, Ser. 2006-15, 3.64%, VRDN, (Liq.: XL Capital
Assurance & SPA: ABN AMRO Bank)	7,495,000	7,495,000
Delaware EDA RB, Delmarva Power & Light Co. Proj. 3.94%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	2,800,000	2,800,000
Monroe Cnty., NY Indl. Dev. Agcy. RB, Electric Navigation Inds., 3.80%, 07/01/2007,
(Gtd. by Emerson Electric Co.)	4,990,000	4,990,000

		15,285,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 16.0%
New York Env. Facs., Clean Water & Drinking ROC RB:
3.53%, VRDN, (Liq.: CitiBank, NA)	$ 10,000,000	$10,000,000
3.65%, VRDN, (Liq.: CitiBank, NA)	5,200,000	5,200,000
New York, NY Water Fin. Auth. Water & Sewer RB:
3.64%, VRDN, (Insd. by FSA & Liq.: PB Capital Corp.)	7,730,000	7,730,000
3.64%, VRDN, (LOC: Bank of America Corp.)	5,915,000	5,915,000
3.65%, VRDN, (SPA: MBIA & Liq.: Merrill Lynch & Co., Inc.)	2,300,000	2,300,000
3.66%, VRDN, (Liq.: CitiBank, NA)	26,180,000	26,180,000

		57,325,000

Total Investments (cost $310,605,281) 86.7%		310,605,281
Other Assets and Liabilities 13.3%		47,757,874

Net Assets 100.0%		$358,363,155

VRDN Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2007.
Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.
These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange
Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TTFA	Transportation Trust Fund Authority

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2007

The following table shows the percent of total investments by geographic location as of January 31, 2007:

New York	81.5%
California	2.2%
New Jersey	1.7%
New Mexico	1.2%
Pennsylvania	1.0%
Minnesota	1.0%
Delaware	0.9%
Texas	0.8%
Puerto Rico	0.7%
Nevada	0.5%
Alabama	0.5%
Washington	0.4%
Indiana	0.3%
Louisiana	0.1%
Non-state specific	7.2%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2007 (unaudited):

Tier 1	97.2%
Tier 2	2.8%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2007 (unaudited):

2-7 days	96.9%
8-60 days	0.7%
61-120 days	0.8%
121-240 days	1.6%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007

Assets
Investments at amortized cost	$310,605,281
Cash	18,453
Receivable for Fund shares sold	45,714,027
Interest receivable	2,077,992
Prepaid expenses and other assets	7,914

Total assets	358,423,667

Liabilities
Dividends payable	19,532
Advisory fee payable	3,420
Distribution Plan expenses payable	4,491
Due to other related parties	757
Accrued expenses and other liabilities	32,312

Total liabilities	60,512

Net assets	$358,363,155

Net assets represented by
Paid-in capital	$358,362,719
Undistributed net investment income	436

Total net assets	$358,363,155

Net assets consists of
Class A	$47,841,624
Class S	249,844,755
Class I	60,676,776

Total net assets	$358,363,155

Shares outstanding (unlimited number of shares authorized)
Class A	47,821,430
Class S	249,869,103
Class I	60,685,268

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended January 31, 2007

Investment income
Interest	$11,091,665

Expenses
Advisory fee	1,245,979
Distribution Plan expenses
Class A	131,761
Class S	1,530,020
Administrative services fee	186,897
Transfer agent fees	101,822
Trustees’ fees and expenses	7,009
Printing and postage expenses	24,427
Custodian and accounting fees	106,310
Registration and filing fees	43,307
Professional fees	20,443
Other	7,815

Total expenses	3,405,790
Less: Expense reductions	(15,213)

Net expenses	3,390,577

Net investment income	7,701,088

Net realized gains on investments	178,646

Net increase in net assets resulting from operations	$7,879,734

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2007		2006

Operations
Net investment income		$7,701,088		$5,091,805
Net realized gains on investments		178,646		175,710

Net increase in net assets resulting
from operations		7,879,734		5,267,515

Distributions to shareholders from
Net investment income
Class A		(1,254,165)		(999,320)
Class S		(6,478,718)		(3,958,050)
Class I		(391,722)		(286,879)

Total distributions to shareholders		(8,124,605)		(5,244,249)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	155,045,896	155,045,896	208,251,409	208,251,409
Class S	1,295,980,673	1,295,980,673	1,006,020,073	1,006,020,073
Class I	139,560,187	139,560,187	79,807,433	79,807,433

		1,590,586,756		1,294,078,915

Net asset value of shares issued in
reinvestment of distributions
Class A	1,174,666	1,174,666	959,593	959,593
Class S	6,478,718	6,478,718	3,850,539	3,850,539
Class I	158,415	158,415	36,546	36,546

		7,811,799		4,846,678

Payment for shares redeemed
Class A	(149,198,671)	(149,198,671)	(246,911,027)	(246,911,027)
Class S	(1,297,761,003)	(1,297,761,003)	(1,054,411,685)	(1,054,411,685)
Class I	(90,948,654)	(90,948,654)	(71,342,190)	(71,342,190)

		(1,537,908,328)		(1,372,664,902)

Net increase (decrease) in net assets
resulting from capital share
transactions		60,490,227		(73,739,309)

Total increase (decrease) in net assets		60,245,356		(73,716,043)
Net assets
Beginning of period		298,117,799		371,833,842

End of period		$358,363,155		$298,117,799

Undistributed net investment income		$436		$245,307

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New York Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

18

NOTES TO FINANCIAL STATEMENTS continued

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignation. During the year ended January 31, 2007, the following amounts were reclassified:

Undistributed net investment income	$178,646
Accumulated net realized gains on investments	(178,646)

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

19

NOTES TO FINANCIAL STATEMENTS continued

combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On January 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2007, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $436. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2007	2006

Ordinary Income	$1,408	$35,344
Exempt-Interest Income	7,945,023	5,066,841
Long-term Capital Gain	178,174	142,064

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

20

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%. During the year ended January 31, 2007, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth

21

NOTES TO FINANCIAL STATEMENTS continued

Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

22

NOTES TO FINANCIAL STATEMENTS continued

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New York Municipal Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New York Municipal Money Market Fund as of January 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 23, 2007

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $178,174 for the fiscal year ended January 31, 2007.

For the fiscal year ended January 31, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 97.79%. The percentage of distributions subject to the federal alternative minimum tax and New York state income tax will be reported to shareholders in January 2008.

25

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen New York Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

26

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were

27

ADDITIONAL INFORMATION (unaudited) continued

generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

28

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund had issued shares in different classes and that each class bears different fees and expenses related to distribution and shareholder services. The Trustees noted that the share class with the lowest expense ratio had performed favorably compared to its Lipper peer group over the one-year period ended May 31, 2006. EIMC reported to the Trustees its view that the relative underperformance of the other share classes was principally due to differences in expense ratios from share class to share class.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

29

ADDITIONAL INFORMATION (unaudited) continued

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $273 billion in assets as of December 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

565216 rv4 3/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565216 rv4 3/2007

Evergreen Pennsylvania Municipal Money Market Fund

Evergreen

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Annual Report
as of January 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Pennsylvania Municipal Money Market Fund covering the twelve-month period ended January 31, 2007.

The domestic fixed income markets produced positive results over the twelve months, with the policies of the U.S. Federal Reserve Board (the “Fed”) exerting a major influence on investor sentiment. After continuing to raise short-term rates early in 2006 because of concerns about inflationary pressures, the Fed paused in its cycle of credit tightening and held short-term interest rates steady after June. Stabilized short-term rates, combined with the easing of world commodity prices, increased confidence in the markets. As a result, the fixed income market generated healthy returns in the final months of the period after producing weak results early in 2006 amid concerns about higher energy prices and rising inflation.

Gross Domestic Product, which grew at an annual pace of more than 5% at the beginning of 2006, moderated to 2.0% in the third quarter and 2.2% over the final quarter. Over the full calendar year, the economy grew at a healthy rate of 3.1% . The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries, while growth in inventories,

1

LETTER TO SHAREHOLDERS continued

consumption, business investment and trade fell short of early optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion.

Over the full twelve months, shorter-term fixed income strategies, including money market funds, tended to outperform longer-maturity bond investments. In this environment, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income. As short-term rates increased early in the year, they were able to take advantage of new opportunities to increase yields, and therefore returns, in the money market funds.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

2

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Diane C. Beaver

• Ladson Hart

PERFORMANCE AND RETURNS*

Portfolio inception date: 8/15/1991

	Class A	Class S	Class I
Class inception date	8/22/1995	6/30/2000	8/15/1991

Nasdaq symbol	EPPXX	N/A	EPAXX

Average annual return

1-year	2.83%	2.53%	3.14%

5-year	1.42%	1.09%	1.70%

10-year	2.19%	2.00%	2.40%

7-day annualized yield	2.91%	2.61%	3.21%

30-day annualized yield	2.90%	2.59%	3.19%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

Returns reflect expense limits previously in effect without which, returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2006	1/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,014.57	$ 4.16
Class S	$ 1,000.00	$ 1,013.03	$ 5.68
Class I	$ 1,000.00	$ 1,016.09	$ 2.64
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.07	$ 4.18
Class S	$ 1,000.00	$ 1,019.56	$ 5.70
Class I	$ 1,000.00	$ 1,022.58	$ 2.65

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.82% for Class A, 1.12% for Class S and 0.52% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.83%	1.92%	0.71%	0.52%	1.10%

Ratios and supplemental data
Net assets, end of period (millions)	$ 18	$ 37	$ 26	$ 32	$ 31
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.82%	0.83%	0.81%	0.81%	0.66%
Expenses excluding waivers/reimbursements
and expense reductions	0.82%	0.83%	0.84%	0.81%	0.77%
Net investment income (loss)	2.79%	1.94%	0.70%	0.53%	1.03%

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.02)	0[1]	0[1]	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.53%	1.62%	0.41%	0.23%	0.69%

Ratios and supplemental data
Net assets, end of period (millions)	$ 114	$ 109	$ 62	$ 71	$ 137
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.12%	1.13%	1.11%	1.11%	1.07%
Expenses excluding waivers/reimbursements
and expense reductions	1.12%	1.13%	1.14%	1.12%	1.07%
Net investment income (loss)	2.50%	1.63%	0.41%	0.23%	0.62%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	3.14%	2.23%	1.01%	0.83%	1.29%

Ratios and supplemental data
Net assets, end of period (millions)	$ 63	$ 75	$ 66	$ 76	$ 66
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.52%	0.53%	0.51%	0.51%	0.47%
Expenses excluding waivers/reimbursements
and expense reductions	0.52%	0.53%	0.54%	0.51%	0.47%
Net investment income (loss)	3.10%	2.18%	0.98%	0.81%	1.23%

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.5%
AIRPORT 5.9%
Clipper Tax Exempt Cert. Trust, Ser. 2006-13, 3.68%, VRDN, (Liq: State Street
Corp.)	$ 5,000,000	$5,000,000
Philadelphia, PA Arpt. IDA RB, Macon Trust, Ser. 1998 P-1, 3.76%, VRDN, (Insd. by
FGIC & SPA: Bank of America Corp.)	2,000,000	2,000,000
Springfield, IL Arpt. Auth. RB, Allied-Signal, Inc. Proj., 3.64%, VRDN, (Gtd. by
Honeywell Intl., Inc.)	4,375,000	4,375,000

		11,375,000

CONTINUING CARE RETIREMENT COMMUNITY 3.3%
Lancaster Cnty., PA Hosp. Auth. RB, Brethren Vlg. Retirement Cmnty., 3.66%,
VRDN, (LOC: Fulton Finl. Corp.)	5,005,000	5,005,000
South Central, Pennsylvania Gen. Auth. RB, York Cnty. Cerebral Palsy Proj., 3.71%,
VRDN, (LOC: Fulton Finl. Corp.)	1,460,000	1,460,000

		6,465,000

EDUCATION 15.8%
ABN AMRO Munitops Cert. Trust RB, Ser. 2003-14, 3.65%, VRDN, (Insd. by FGIC
& SPA: ABN AMRO Bank)	8,400,000	8,400,000
Allegheny Cnty., PA IDA RB, Pressley Ridge Sch. Proj., Ser. 2002, 3.69%, VRDN,
(LOC: Natl. City Corp.)	2,425,000	2,425,000
Latrobe, PA IDA RB, Greensburg Diocese, 3.65%, VRDN, (LOC: Allied Irish
Banks plc)	1,335,000	1,335,000
Pennsylvania Higher Edl. Facs. Auth. RB:
Independent Colleges Assn., Ser. 2004-M3, 3.63%, 03/22/2007, (LOC: M&T
Bank)	2,100,000	2,100,000
Ser. 1378, 3.67%, VRDN, (Insd. by Radian Group, Inc.)	1,400,000	1,400,000
Ser. 1412, 3.65%, VRDN, (Insd. by MBIA & Liq.: Morgan Stanley)	4,167,500	4,167,500
Pennsylvania Higher Edl. Facs. Auth. RRB, Independent Colleges Assn., Ser. I1,
3.63%, 11/01/2007, (LOC: Allied Irish Banks plc)	2,300,000	2,300,000
Philadelphia, PA Sch. Dist. RB, Ser. 345, 3.65%, VRDN, (Liq.: Morgan Stanley)	440,000	440,000
Washington Cnty., PA Auth. RRB, Univ. of Pennsylvania, 3.61%, VRDN, (Gtd. by
Univ. of Pennsylvania)	8,150,000	8,150,000

		30,717,500

GENERAL OBLIGATION - LOCAL 8.6%
Bethlehem, PA Sch. Dist. GO, Ser. 2007, 3.64%, VRDN, (Insd. by FSA & SPA: Dexia
Credit Local)	9,000,000	9,000,000
Central York, PA Sch. Dist. GO, Ser. A, 3.63%, VRDN, (Insd. by FSA & SPA: RBC
Centura)	6,500,000	6,500,000
Erie Cnty., PA Convention Ctr. Auth. RB, 3.64%, VRDN, (Insd. by FGIC & SPA:
Merrill Lynch & Co., Inc.)	1,195,000	1,195,000

		16,695,000

GENERAL OBLIGATION - STATE 0.7%
Pennsylvania GO MSTR, 3.55%, VRDN, (LOC: JPMorgan Chase & Co.)	1,345,000	1,345,000

HOSPITAL 1.0%
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 3.60%, VRDN, (LOC:
Fulton Finl. Corp.)	1,950,000	1,950,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 5.5%
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 3.86%, VRDN, (Liq.: American Intl.
Group, Inc.)	$ 2,648,000	$2,648,000
Lancaster, PA IDA RB, Davco Family Proj., Class A, 3.81%, VRDN, (LOC: Fulton
Finl. Corp.)	1,280,000	1,280,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
3.81%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,614,000	4,614,000
Class I, 3.71%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,330,000	1,330,000
New Mexico Mtge. Fin. Auth. SFHRB, 3.52%, VRDN, (Insd. by Trinity Plus
Funding Co.)	603,591	603,591
Simi Valley, CA MHRB PFOTER, 3.84%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	195,000	195,000

		10,670,591

INDUSTRIAL DEVELOPMENT REVENUE 24.6%
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co. Proj., Ser. 1991, 3.61%,
VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Blair Cnty., PA IDA RB, CCK, Inc. Proj., 3.81%, VRDN, (LOC: Fulton Finl. Corp.)	1,900,000	1,900,000
Butler Cnty., PA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, 3.68%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 1992-B, 3.68%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991, 3.61%, VRDN,
(LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Chester Cnty., PA IDRB, KAC III Realty Corp. Proj., Ser. A, 3.74%, VRDN, (LOC:
PNC Finl. Svcs. Group, Inc.)	1,800,000	1,800,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., 3.74%, VRDN, (LOC:
PNC Finl. Svcs. Group, Inc.)	1,970,000	1,970,000
East Hempfield, PA IDA RB, BGT Realty Proj., 3.76%, VRDN, (LOC: Fulton Finl.
Corp.)	2,700,000	2,700,000
Franconia Township, PA IDA RB, Asher’s Chocolates Proj., Ser. A, 3.86%, VRDN,
(LOC: Mellon Bank)	2,915,000	2,915,000
Hatfield Township, PA IDA Exempt Facs. RB, Hatfield Quality Meats Proj., 3.66%,
VRDN, (LOC: Bank of America Corp.)	1,500,000	1,500,000
Lancaster, PA IDA RB:
Purple Cow Partners, LLC Proj., 3.69%, VRDN, (LOC: First Tennessee Bank)	2,500,000	2,500,000
RIS Paper Co. Proj., 3.74%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,565,000	1,565,000
Montgomery Cnty., PA IDA RB, Vari Corp. Proj., Ser. C, 3.87%, VRDN, (LOC:
M&T Bank Corp.)	575,000	575,000
Pennsylvania EDFA RB:
Computer Components Proj., Ser. G-3, 3.70%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	400,000	400,000
Del Grosso Foods, Inc. Proj., Ser. G-6, 3.70%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	750,000	750,000
Donald Bernstein Proj.:
Ser. 2000-H3, 3.70%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	900,000	900,000
Ser. C-5, 3.70%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,100,000	2,100,000
EPT Associates Proj., Ser. B-5, 3.70%, VRDN, (LOC: PNC Finl. Svcs. Group,
Inc.)	800,000	800,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Pennsylvania EDFA RB:
First Street Partners Proj., Ser. H-4, 3.70%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	$ 1,100,000	$1,100,000
Fitzpatrick Container Corp., Ser. A-1, 3.70%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	2,800,000	2,800,000
Ganflec Corp. Proj., Ser. E, 3.70%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,600,000	1,600,000
Hamill Manufacturing Co. Proj., Ser. H-6, 3.70%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	500,000	500,000
Johnston Welding & Fabric, Ser. B-1, 3.70%, VRDN, (LOC: PNC Finl. Svcs. Group,
Inc.)	700,000	700,000
Moosic Realty Partners, LP Proj., Ser. A-1, 3.70%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	700,000	700,000
O’Neill Family, LLC, Ser. B-8, 3.70%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,800,000	1,800,000
Ser. 2001-B1, 3.70%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
Ser. 2001-B2, 3.70%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	800,000	800,000
Ser. G-12, 3.70%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	500,000	500,000
Philadelphia, PA IDRB, 1100 Walnut Associates Proj., 3.65%, VRDN, (LOC: PNC
Finl. Svcs. Group, Inc.)	1,400,000	1,400,000
Weld Cnty., CO RB, Mak Group Proj., 3.81%, VRDN, (LOC: Wells Fargo & Co.)	890,000	890,000
Westmoreland Cnty., PA IDA RB, White Consolidated Inds., Inc. Proj., 4.02%,
03/26/2007, (SPA: Bank of Nova Scotia)	5,875,000	5,875,000

		47,740,000

LEASE 0.7%
Midway, CA Sch. Dist. COP, Refinancing Proj., Ser. 2000, 3.62%, VRDN, (LOC:
Union Bank of California)	1,430,000	1,430,000

MISCELLANEOUS REVENUE 10.6%
Beaver Cnty., PA IDA RB Env. Impt., BASF Corp. Proj., 3.79%, VRDN, (Gtd. by BASF
Corp.)	4,100,000	4,100,000
Lancaster, PA IDA RB, Student Lodging, Inc. Proj., 3.71%, VRDN, (LOC: Fulton Finl.
Corp.)	2,500,000	2,500,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, 3.81%, VRDN, (SPA: Merrill
Lynch & Co., Inc.)	1,070,000	1,070,000
Pennsylvania EDFA IDRB, Babcock & Wilcox Co., Ser. A-2, 3.86%, VRDN, (LOC:
PNC Finl. Svcs. Group, Inc.)	4,450,000	4,450,000
Pennsylvania EDFA RB, Solid Waste Disposal, Ser. V, 3.71%, VRDN, (Liq: Bank of
America Corp.)	4,495,000	4,495,000
Pennsylvania EDFA RRB, Wastewater Treatment, Sunoco, Inc. Proj., 3.65%, VRDN,
(Gtd. by Sunoco, Inc.)	1,300,000	1,300,000
Pennsylvania Higher Edl. Facs. Auth. RB, Honeysuckle Student Holding, Ser. A,
3.63%, VRDN, (LOC: Allied Irish Banks plc)	1,085,000	1,085,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 3.88%, VRDN,
(Gtd. by Dow Chemical Co.)	1,600,000	1,600,000

		20,600,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

January 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 1.0%
Pennsylvania EDFA RB, Port of Pittsburgh Commission, Ser. G-10, 3.70%, VRDN,
(LOC: PNC Finl. Svcs. Group, Inc.)	$ 2,000,000	$2,000,000

RESOURCE RECOVERY 7.8%
Pennsylvania Energy Dev. Auth. RB, B&W Ebensburg Proj., 3.56%, VRDN, (LOC:
Landesbank Hessen)	4,375,000	4,375,000
Washington Cnty., PA IDRB, Solid Waste Disposal, American Iron Oxide Co. Proj.,
4.01%, VRDN, (Liq.: Bank of Tokyo)	10,700,000	10,700,000

		15,075,000

SPECIAL TAX 2.0%
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax ROC, Ser. 99-7, 3.65%, VRDN,
(Insd. by FGIC & LOC: Citigroup, Inc.)	675,000	675,000
Puerto Rico Cmnwlth. Infrastructure Fin. Auth. TOC, Ser. Z6, 3.67%, VRDN, (Insd. by
FGIC & Liq.: Goldman Sachs Group, Inc.)	3,118,000	3,118,000

		3,793,000

UTILITY 3.5%
American Pub. Energy Agcy. RB, Nebraska Gas Supply Proj., Ser. A, 3.63%, VRDN,
(SPA: Societe Generale)	4,700,000	4,700,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.94%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	2,000,000	2,000,000
Sweetwater Cnty., WY Env. Impt. RB, Pacificorp Proj., Ser. 1995, 3.82%, VRDN,
(LOC: Barclays plc)	200,000	200,000

		6,900,000

WATER & SEWER 8.5%
Philadelphia, PA Water & Wastewater Facs. RB, MTC, Ser. 1999-1, 3.86%, VRDN,
(Insd. by AMBAC & LOC: Commerzbank AG)	15,495,000	15,495,000
Pittsburgh, PA Water & Sewer Auth. RB, Ser. 346, 3.65%, VRDN, (Liq.: Morgan
Stanley)	995,000	995,000

		16,490,000

Total Investments (cost $193,246,091) 99.5%		193,246,091
Other Assets and Liabilities 0.5%		964,516

Net Assets 100.0%		$194,210,607

VRDN Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2007.
Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.
These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange
Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TOC	Tender Option Certificate

The following table shows the percent total investments by geographic locations as of January 31, 2007:

Pennsylvania	82.5%
Nebraska	2.4%
Illinois	2.3%
California	2.2%
Puerto Rico	1.6%
Delaware	1.6%
Louisiana	0.8%
Colorado	0.5%
New Mexico	0.3%
Wyoming	0.1%
Non-state specific	5.7%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2007 (unaudited):

Tier 1	97.5%
Tier 2	2.5%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2007 (unaudited):

2-7 days	94.7%
121-240 days	3.0%
241+ days	2.3%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007

Assets
Investments at amortized cost	$193,246,091
Cash	316,892
Receivable for Fund shares sold	1,102
Interest receivable	867,182
Prepaid expenses and other assets	12,618

Total assets	194,443,885

Liabilities
Dividends payable	146,635
Payable for Fund shares redeemed	50,000
Advisory fee payable	1,913
Distribution Plan expenses payable	2,011
Due to other related parties	1,013
Accrued expenses and other liabilities	31,706

Total liabilities	233,278

Net assets	$194,210,607

Net assets represented by
Paid-in capital	$194,210,016
Undistributed net investment income	591

Total net assets	$194,210,607

Net assets consists of
Class A	$18,178,425
Class S	113,517,949
Class I	62,514,233

Total net assets	$194,210,607

Shares outstanding (unlimited number of shares authorized)
Class A	18,173,097
Class S	113,516,464
Class I	62,522,190

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended January 31, 2007

Investment income
Interest	$7,546,800

Expenses
Advisory fee	751,802
Distribution Plan expenses
Class A	98,391
Class S	718,288
Administrative services fee	125,300
Transfer agent fees	46,248
Trustees’ fees and expenses	2,972
Printing and postage expenses	28,828
Custodian and accounting fees	63,620
Registration and filing fees	43,752
Professional fees	19,188
Other	4,334

Total expenses	1,902,723
Less: Expense reductions	(10,550)

Net expenses	1,892,173

Net investment income	5,654,627

Net realized gains on investments	1,284

Net increase in net assets resulting from operations	$5,655,911

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2007		2006

Operations
Net investment income		$5,654,627		$3,354,611
Net realized gains on investments		1,284		8,810

Net increase in net assets resulting
from operations		5,655,911		3,363,421

Distributions to shareholders from
Net investment income
Class A		(913,976)		(550,826)
Class S		(2,993,297)		(1,615,468)
Class I		(1,748,158)		(1,196,830)

Total distributions to shareholders		(5,655,431)		(3,363,124)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	72,317,458	72,317,458	76,072,008	76,072,008
Class S	987,230,681	987,230,681	629,194,940	629,194,940
Class I	123,232,872	123,232,872	152,641,744	152,641,744

		1,182,781,011		857,908,692

Net asset value of shares issued in
reinvestment of distributions
Class A	910,593	910,593	547,505	547,505
Class S	2,993,297	2,993,297	805,432	805,432
Class I	194,197	194,197	176,421	176,421

		4,098,087		1,529,358

Payment for shares redeemed
Class A	(92,474,349)	(92,474,349)	(65,145,326)	(65,145,326)
Class S	(985,768,503)	(985,768,503)	(583,203,878)	(583,203,878)
Class I	(135,908,373)	(135,908,373)	(143,610,257)	(143,610,257)

		(1,214,151,225)		(791,959,461)

Net increase (decrease) in net assets
resulting from capital share
transactions		(27,272,127)		67,478,589

Total increase (decrease) in net assets		(27,271,647)		67,478,886
Net assets
Beginning of period		221,482,254		154,003,368

End of period		$194,210,607		$221,482,254

Undistributed net investment income		$591		$111

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Pennsylvania Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

18

NOTES TO FINANCIAL STATEMENTS continued

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignation. During the year ended January 31, 2007, the following amounts were reclassified:

Undistributed net investment income	$ 1,284
Accumulated net realized gains on investments	(1,284)

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.36% and declining to 0.24% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen

19

NOTES TO FINANCIAL STATEMENTS continued

Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On January 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2007, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $591. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2007	2006

Ordinary Income	$4,166	$1,333
Exempt-Interest Income	5,651,265	3,352,351
Long-term Capital Gain	0	9,440

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

20

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended January 31, 2007, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated

21

NOTES TO FINANCIAL STATEMENTS continued

broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from

22

NOTES TO FINANCIAL STATEMENTS continued

them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Pennsylvania Municipal Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and finan-cial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Pennsylvania Municipal Money Market Fund as of January 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 23, 2007

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended January 31, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.93% . The percentage of distributions subject to the federal alternative minimum tax and Pennsylvania state income tax will be reported to shareholders in January 2008.

25

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Pennsylvania Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

26

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and

27

ADDITIONAL INFORMATION (unaudited) continued

other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were

28

ADDITIONAL INFORMATION (unaudited) continued

appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund had issued shares in different classes and that each class bears different fees and expenses related to distribution and shareholder services. The Trustees noted that the share class with the lowest expense ratio had performed favorably compared to its Lipper peer group over the one-year period ended May 31, 2006. EIMC reported to the Trustees its view that the relative underperformance of the other share classes was principally due to differences in expense ratios from share class to share class.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the

29

ADDITIONAL INFORMATION (unaudited) continued

profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565212 rv4 3/2007

Evergreen Treasury Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
21	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
22	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Treasury Money Market Fund covering the twelvemonth period ended January 31, 2007.

The domestic fixed income markets produced positive results over the twelve months, with the policies of the U.S. Federal Reserve Board (the “Fed”) exerting a major influence on investor sentiment. After continuing to raise short-term rates early in 2006 because of concerns about inflationary pressures, the Fed paused in its cycle of credit tightening and held short-term interest rates steady after June. Stabilized short-term rates, combined with the easing of world commodity prices, increased confidence in the markets. As a result, the fixed income market generated healthy returns in the final months of the period after producing weak results early in 2006 amid concerns about higher energy prices and rising inflation.

Gross Domestic Product, which grew at an annual pace of more than 5% at the beginning of 2006, moderated to 2.0% in the third quarter and 2.2% over the final quarter. Over the full calendar year, the economy grew at a healthy rate of 3.1% . The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries, while growth in inventories,

1

LETTER TO SHAREHOLDERS continued

consumption, business investment and trade fell short of early optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion.

Over the full twelve months, shorter-term fixed income strategies, including money market funds, tended to outperform longer-maturity bond investments. In this environment, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income. As short-term rates increased early in the year, they were able to take advantage of new opportunities to increase yields, and therefore returns, in the money market funds.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

2

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 3/6/1991

	Class A	Class S	Class I
Class inception date	3/6/1991	6/30/2000	3/6/1991

Nasdaq symbol	ETAXX	N/A	ETYXX

Average annual return

1-year	4.34%	4.03%	4.65%

5-year	1.82%	1.53%	2.13%

10-year	3.17%	2.97%	3.48%

7-day annualized yield	4.56%	4.27%	4.87%

30-day annualized yield	4.54%	4.25%	4.85%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered along with Class I. The historical returns for Class S have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower. Returns reflect expense limits previously in effect without which, returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of January 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2006	1/31/2007	Period*

Actual
Class A	$1,000.00	$1,023.03	$3.72
Class S	$1,000.00	$1,021.51	$5.25
Class I	$1,000.00	$1,024.59	$2.19
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,021.53	$3.72
Class S	$1,000.00	$1,020.01	$5.24
Class I	$1,000.00	$1,023.04	$2.19

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.73% for Class A, 1.03% for Class S and 0.43% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.04	0.03	0.01	0	0.01

Distributions to shareholders from
Net investment income	(0.04)	(0.03)	(0.01)	0[1]	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	4.34%	2.58%	0.73%	0.38%	1.14%

Ratios and supplemental data
Net assets, end of period (millions)	$ 317	$ 482	$ 478	$ 525	$ 773
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.73%	0.72%	0.73%	0.75%	0.73%
Expenses excluding waivers/reimbursements and expense reductions	0.73%	0.72%	0.73%	0.75%	0.73%
Net investment income (loss)	4.20%	2.57%	0.72%	0.38%	1.13%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.04	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	(0.04)	(0.02)	0[1]	0[1]	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$ 1.00

Total return	4.03%	2.28%	0.44%	0.11%	0.84%

Ratios and supplemental data
Net assets, end of period (millions)	$ 596	$ 922	$ 761	$ 856	$1,484
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.03%	1.02%	1.01%	1.02%	1.03%
Expenses excluding waivers/reimbursements and expense reductions	1.03%	1.02%	1.02%	1.05%	1.03%
Net investment income (loss)	3.91%	2.26%	0.43%	0.12%	0.85%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.65%	2.89%	1.03%	0.68%	1.44%

Ratios and supplemental data
Net assets, end of period (millions)	$ 943	$1,306	$1,145	$1,652	$1,201
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.43%	0.42%	0.43%	0.45%	0.43%
Expenses excluding waivers/reimbursements and expense reductions	0.43%	0.42%	0.43%	0.45%	0.43%
Net investment income (loss)	4.51%	2.87%	0.97%	0.66%	1.42%

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2007

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^ 100.2%
ABN AMRO, Inc., Avg. rate of 5.19%, dated 1/29/2007, maturing 2/05/2007;
maturity value $80,080,756 (1) *	$ 80,000,000	$80,000,000
Bank of America Corp., Avg. rate of 5.18%, dated 1/29/2007, maturing
2/05/2007; maturity value $80,080,644 (2) *	80,000,000	80,000,000
Citigroup, Inc., Avg. rate of 5.21%, dated 1/29/2007, maturing 2/05/2007;
maturity value $80,081,067 (3) *	80,000,000	80,000,000
Credit Suisse First Boston, LLC, Avg. rate of 5.19%, dated 1/29/2007,
maturity 2/05/2007; maturity value $80,080,756 (4) *	80,000,000	80,000,000
Deutsche Bank AG:
5.22%, dated 1/31/2007, maturing 2/01/2007; maturity value
$294,791,286 (5)	294,748,547	294,748,547
Avg. rate of 5.20%, dated 1/29/2007, maturing 2/05/2007;
maturity value $80,080,822 (5) *	80,000,000	80,000,000
Avg. rate of 5.22%, dated 1/29/2007, maturing 2/05/2007;
maturity value $80,081,244 (5) *	80,000,000	80,000,000
Greenwich Capital Markets, Inc., Avg. rate of 5.19%, dated 1/29/2007,
maturing 2/05/2007; maturity value $80,080,733 (6) *	80,000,000	80,000,000
HSBC Holdings, plc, Avg. rate of 5.19%, dated 1/29/2007,
maturing 2/05/2007; maturity value $80,080,778 (7) *	80,000,000	80,000,000
Lehman Brothers Holdings, Inc., Avg. rate of 5.18%, dated 1/29/2007,
maturing 2/05/2007; maturity value $80,080,511 (8) *	80,000,000	80,000,000
Merrill Lynch & Co., Inc., 5.21%, dated 1/31/2007, maturing 2/01/2007;
maturity value $80,011,578 (9)	80,000,000	80,000,000
Morgan Stanley:
5.21%, dated 1/31/2007, maturing 2/01/2007; maturity value
$85,012,301 (10)	85,000,000	85,000,000
Avg. rate of 5.19%, dated 1/29/2007, maturing 2/05/2007;
maturity value $110,111,039 (10) *	110,000,000	110,000,000
RBC Dain Rauscher Corp., Avg. rate of 5.19%, dated 1/29/2007,
maturing 2/05/2007; maturity value $180,181,500 (11) *	180,000,000	180,000,000
Societe Generale, 5.21%, dated 1/31/2007, maturing 2/01/2007;
maturity value $180,026,050 (12)	180,000,000	180,000,000
UBS AG:
5.22%, dated 1/31/2007, maturing 2/01/2007; maturity value
$105,015,225 (13)	105,000,000	105,000,000
5.25%, dated 1/31//2007, maturing 2/01/2007; maturity value
$105,015,313 (14)	105,000,000	105,000,000

Total Investments (cost $1,859,748,547) 100.2%		1,859,748,547
Other Assets and Liabilities (0.2%)		(4,101,172)

Net Assets 100.0%		$ 1,855,647,375

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2007

^	Collateralized by:
	(1)	$52,000 U.S. Treasury Bond, 6.375%, 8/15/2027, value including accrued interest is $62,111; $81,098,000 U.S.
Treasury Note, 4.50%, 2/28/2011, value including accrued interest is $81,538,308.
	(2)	$24,471,000 U.S. Treasury Bills, 0.00%, 3/29/2007 to 7/12/2007, value is $24,005,676; $665,000 U.S. Treasury
Bond, 6.125%, 8/15/2029, value including accrued interest is $779,093; $47,712,000 U.S. Treasury Notes, 3.00%
to 5.00%, 11/15/2007 to 5/15/2013, value including accrued interest is $47,184,734; $26,575,000 U.S. Treasury
STRIPS, 0.00%, 2/15/2027, value is $9,630,514.
	(3)	$1,377,933,521 GNMA, 5.125% to 7.00%, 1/20/2031 to 7/20/2036, value including accrued interest is
$81,600,000.
	(4)	$11,031,000 U.S. Treasury Bond, 12.50%, 8/15/2014, value including accrued interest is $13,636,465;
$53,905,000 TIPS, 4.25%, 1/15/2010, value including accrued interest is $67,964,915.
	(5)	$403,671,000 U.S. Treasury Bond, 4.50%, 2/15/2036, value including accrued interest is $382,242,432;
$109,860,000 GNMA, 5.50%, 3/15/2021 to 9/15/2035, value including accrued interest is $81,601,811. This collateral was allocated on a pro-rata split basis such that sufficient collateral was applied to the respective repurchase agreements.
	(6)	$82,005,000 U.S. Treasury Note, 4.75%, 1/31/2012, value including accrued interest is $81,601,540.
	(7)	$232,475,000 U.S. Treasury STRIPS, 0.00%, 11/15/2027, value is $81,601,055.
	(8)	$185,728,000 U.S. Treasury STRIPS, 0.00%, 5/15/2016 to 8/15/2029, value is $81,600,358.
	(9)	$79,340,000 U.S. Treasury Note, 5.125%, 5/15/2016, value including accrued interest is $81,602,880.
	(10)	$198,022,000 U.S. Treasury Notes, 3.25% to 5.625%, 5/15/2008 to 8/31/2008, value including accrued interest is
$198,901,359. This collateral was allocated on a pro-rata split basis such that sufficient collateral was applied to the respective repurchase agreements.
	(11)	$2,125,000 U.S. Treasury Bill, 0.00%, 7/05/2007, value is $2,079,525; $40,427,000 U.S. Treasury Bonds, 4.50%
to 8.75%, 8/15/2020 to 2/15/2036, value including accrued interest is $46,409,115; $131,830,000 U.S. Treasury
Notes, 3.00% to 5.125%, 2/15/2008 to 11/15/2016, value including accrued interest is $131,476,421; $20,000
U.S. Treasury STRIPS, 0.00%, 5/15/2017, value is $12,069; $20,000 TIPS, 3.00%, 7/15/2012, value including accrued interest is $23,073.
	(12)	$185,089,000 TIPS, 1.875% to 2.375%, 7/15/2015 to 1/15/2017, value including accrued interest is
$183,600,769.
	(13)	$390,663,317 GNMA, 3.50% to 12.00%, 4/15/2007 to 1/15/2037, value including accrued interest is
$107,102,693.
	(14)	$104,135,000 U.S. Treasury Note, 5.125%, 5/15/2016, value including accrued interest is $107,105,066.

*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation Protected Securities

The following table shows the percent of total investments by credit quality as of January 31, 2007 (unaudited):

Tier 1	100.0%

The following table shows the percent of total investments by maturity as of January 31, 2007 (unaudited):

1 day	45.7%
2-7 days	54.3%
100.0%

See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007

Assets
Investments in repurchase agreements at amortized cost	$1,859,748,547
Receivable for Fund shares sold	2,512
Interest receivable	560,555
Prepaid expenses and other assets	11,933

Total assets	1,860,323,547

Liabilities
Dividends payable	4,245,243
Payable for Fund shares redeemed	12,226
Advisory fee payable	15,752
Distribution Plan expenses payable	12,371
Due to other related parties	26,702
Accrued expenses and other liabilities	363,878

Total liabilities	4,676,172

Net assets	$1,855,647,375

Net assets represented by
Paid-in capital	$1,856,856,860
Undistributed net investment income	21,828
Accumulated net realized losses on investments	(1,231,313)

Total net assets	$1,855,647,375

Net assets consists of
Class A	$316,639,007
Class S	595,762,506
Class I	943,245,862

Total net assets	$1,855,647,375

Shares outstanding (unlimited number of shares authorized)
Class A	317,066,995
Class S	596,155,996
Class I	943,884,626

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Year Ended January 31, 2007

Investment income
Interest	$112,349,577

Expenses
Advisory fee	7,058,270
Distribution Plan expenses
Class A	1,071,334
Class S	4,969,757
Administrative services fee	1,366,232
Transfer agent fees	467,189
Trustees’ fees and expenses	34,996
Printing and postage expenses	95,340
Custodian and accounting fees	531,650
Registration and filing fees	42,366
Professional fees	69,120
Other	53,722

Total expenses	15,759,976
Less: Expense reductions	(41,410)

Net expenses	15,718,566

Net investment income	96,631,011

Net increase in net assets resulting from operations	$96,631,011

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2007		2006

Operations
Net investment income		$96,631,011		$72,971,240
Net realized gains or losses on
investments		0		(620,577)

Net increase in net assets resulting
from operations		96,631,011		72,350,663

Distributions to shareholders from
Net investment income
Class A		(15,015,489)		(12,185,086)
Class S		(32,386,414)		(18,034,613)
Class I		(49,228,210)		(42,751,198)

Total distributions to shareholders		(96,630,113)		(72,970,897)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,095,198,607	1,095,198,607	1,679,129,745	1,679,129,745
Class S	7,743,101,622	7,743,101,622	3,409,482,607	3,409,482,607
Class I	4,146,486,912	4,146,486,912	4,908,210,033	4,908,210,033

		12,984,787,141		9,996,822,385

Net asset value of shares issued in
reinvestment of distributions
Class A	3,175,377	3,175,377	2,144,356	2,144,356
Class S	32,386,414	32,386,414	6,870,748	6,870,748
Class I	1,569,919	1,569,919	990,054	990,054

		37,131,710		10,005,158

Payment for shares redeemed
Class A	(1,263,718,806)	(1,263,718,806)	(1,676,937,500)	(1,676,937,500)
Class S	(8,101,780,413)	(8,101,780,413)	(3,255,430,778)	(3,255,430,778)
Class I	(4,510,380,418)	(4,510,380,418)	(5,668,346,715)	(5,668,346,715)

		(13,875,879,637)		(10,600,714,993)

Net asset value of shares issued in
acquisition
Class I	0	0	919,887,413	919,870,981

Net increase (decrease) in net assets
resulting from capital share
transactions		(853,960,786)		325,983,531

Total increase (decrease) in net assets		(853,959,888)		325,363,297
Net assets
Beginning of period		2,709,607,263		2,384,243,966

End of period		$1,855,647,375		$2,709,607,263

Undistributed net investment income		$21,828		$21,679

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

15

NOTES TO FINANCIAL STATEMENTS continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended January 31, 2007, the following amounts were reclassified:

Undistributed net investment income	$(749)
Accumulated net realized losses on investments	749

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.31% and declining to 0.15% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

16

NOTES TO FINANCIAL STATEMENTS continued

5. ACQUISITION

Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust U.S. Treasury Money Market Fund in a tax-free exchange for Class I shares of the Fund. Shares were issued to shareholders of SouthTrust U.S. Treasury Money Market Fund at an exchange ratio of 1.00 for Class I shares of the Fund. The aggregate net assets of the Fund and SouthTrust U.S. Treasury Money Market Fund immediately prior to the acquisition were $2,045,789,998 and $919,870,981, respectively. The aggregate net assets of the Fund immediately after the acquisition were $2,965,660,979.

6. SECURITIES TRANSACTIONS

On January 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2007, the Fund had $1,231,313 in capital loss carryovers for federal income tax purposes with $15,544 expiring in 2013 and $1,215,769 expiring in 2014.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2007, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2007, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $21,828 and capital loss carryover in the amount of $1,231,313.

The tax character of distributions paid were $96,630,113 and $72,970,897 of ordinary income for the years ended January 31, 2007 and January 31, 2006, respectively.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

17

NOTES TO FINANCIAL STATEMENTS continued

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended January 31, 2007, the Fund had no borrowings.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

18

NOTES TO FINANCIAL STATEMENTS continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by

19

NOTES TO FINANCIAL STATEMENTS continued

existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Treasury Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These finan-cial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Treasury Money Market Fund as of January 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 23, 2007

21

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Treasury Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

22

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required

23

ADDITIONAL INFORMATION (unaudited) continued

to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but

24

ADDITIONAL INFORMATION (unaudited) continued

considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund had issued shares in different classes and that each class bears different fees and expenses related to distribution and shareholder services. The Trustees noted that the share class with the lowest expense ratio had performed favorably compared to its Lipper peer group over the one-year period ended May 31, 2006. EIMC reported to the Trustees its view that the relative underperformance of the other share classes was principally due to differences in expense ratios from share class to share class.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such

25

ADDITIONAL INFORMATION (unaudited) continued

factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

565214 rv4 3/2007

Evergreen U.S. Government Money Market Fund

Evergreen

U.S. GOVERNMENT MONEY MARKET FUND

Annual Report
as of January 31, 2007

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENTS OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
20	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
21	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen U.S. Government Money Market Fund covering the twelve-month period ended January 31, 2007.

The domestic fixed income markets produced positive results over the twelve months, with the policies of the U.S. Federal Reserve Board (the “Fed”) exerting a major influence on investor sentiment. After continuing to raise short-term rates early in 2006 because of concerns about inflationary pressures, the Fed paused in its cycle of credit tightening and held short-term interest rates steady after June. Stabilized short-term rates, combined with the easing of world commodity prices, increased confidence in the markets. As a result, the fixed income market generated healthy returns in the final months of the period after producing weak results early in 2006 amid concerns about higher energy prices and rising inflation.

Gross Domestic Product, which grew at an annual pace of more than 5% at the beginning of 2006, moderated to 2.0% in the third quarter and 2.2% over the final quarter. Over the full calendar year, the economy grew at a healthy rate of 3.1% . The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries, while growth in inventories,

1

LETTER TO SHAREHOLDERS continued

consumption, business investment and trade fell short of early optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion.

Over the full twelve months, shorter-term fixed income strategies, including money market funds, tended to outperform longer-maturity bond investments. In this environment, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income. As short-term rates increased early in the year, they were able to take advantage of new opportunities to increase yields, and therefore returns, in the money market funds.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

2

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 6/26/2001

	Class A	Class S1
Class inception date	6/26/2001	6/26/2001

Nasdaq symbol	EGAXX	N/A

Average annual return

1-year	4.40%	4.09%

5-year	1.78%	1.59%

Since portfolio inception	1.83%	1.64%

7-day annualized yield	4.58%	4.28%

30-day annualized yield	4.57%	4.27%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. To obtain performance information current to the most recent month-end for Class A, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S1. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S1.

The advisor is waiving a portion of its advisory fee and reimbursing the fund for a portion of other expenses. Had the fees and expenses not been waived or reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Classes A and S1 without which returns for Classes A and S1 would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of January 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2006	1/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,023.17	$ 3.67
Class S1	$ 1,000.00	$ 1,021.64	$ 5.20
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.58	$ 3.67
Class S1	$ 1,000.00	$ 1,020.06	$ 5.19

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.72% for Class A and 1.02% for Class S1), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.04	0.03	0.01	0	0.01

Distributions to shareholders from
Net investment income	(0.04)	(0.03)	(0.01)	0[1]	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$ 1.00	$ 1.00

Total return	4.40%	2.61%	0.68%	0.26%	1.01%

Ratios and supplemental data
Net assets, end of period (millions)	$ 613	$ 645	$ 901	$2,115	$3,980
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.73%	0.74%	0.88%	0.93%	0.88%
Expenses excluding waivers/reimbursements
and expense reductions	0.93%	0.98%	1.08%	1.05%	1.04%
Net investment income (loss)	4.30%	2.50%	0.57%	0.27%	1.00%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S1	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.04	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	(0.04)	(0.02)	0[1]	0[1]	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	4.09%	2.30%	0.45%	0.15%	0.99%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 318	$ 373	$ 351	$ 267	$ 432
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.03%	1.03%	1.10%	1.04%	0.90%
Expenses excluding waivers/reimbursements
and expense reductions	1.23%	1.27%	1.32%	1.35%	1.34%
Net investment income (loss)	4.01%	2.34%	0.61%	0.16%	0.97%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

January 31, 2007

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 99.8%
U.S. GOVERNMENT & AGENCY OBLIGATIONS 54.8%
FHLB:
5.25%, 02/16/2007	$ 24,920,000	$24,920,000
5.29%, 11/07/2007	7,845,000	7,843,480
5.30%, 10/26/2007	10,000,000	9,999,268
5.34%, 02/01/2007	50,000,000	50,000,000
FRN:
5.22%, 04/05/2007	25,000,000	24,998,304
5.24%, 02/01/2007	50,000,000	49,998,743
5.35%, 02/01/2007	38,800,000	38,800,000
FHLMC:
4.80%, 02/12/2007	15,000,000	14,999,979
5.22%, 03/27/2007 +	17,158,000	17,025,326
5.25%, 12/26/2007	15,000,000	15,000,000
FNMA:
5.21%, 02/01/2007	60,000,000	60,000,000
5.25%, 03/01/2007 +	38,643,000	38,487,312
5.32%, 04/01/2007 +	31,904,900	31,630,473
5.33%, 04/10/2007 +	127,500,000	126,251,279

Total U.S. Government & Agency Obligations (cost $509,954,164)		509,954,164

REPURCHASE AGREEMENTS^ 45.0%
Bank of America Corp., 5.25%, dated 01/31/2007, maturing 02/01/2007,
maturity value $210,030,625 (1)	210,000,000	210,000,000
Deutsche Bank AG, 5.26%, dated 01/31/2007, maturing 02/01/2007, maturity
value $209,008,342 (2)	208,977,808	208,977,808

Total Repurchase Agreements (cost $418,977,808)		418,977,808

Total Investments (cost $928,931,972) 99.8%		928,931,972
Other Assets and Liabilities 0.2%		2,116,535

Net Assets 100.0%		$931,048,507

+	Zero coupon bond. The rate shown represents the yield to maturity at date of purchase.
^	Collateralized by:
	(1)	$78,004,000 FNMA, 0.00% to 6.625%, 9/15/2009 to 6/26/2028, value including accrued interest is $63,561,127;
$23,543,000 FHLMC, 5.25% to 5.75%, 2/24/2011 to 1/15/2012, value including accrued interest is $24,085,570;
$87,580,000 FHLB, 4.52% to 7.625%, 5/15/2007 to 12/13/2013, value including accrued interest is $88,205,388;
$38,795,000 FFCB, 0.00%, 3/6/2007 to 7/19/2007, value is $38,351,200.
	(2)	$55,356,000 FNMA, 4.00% to 6.21%, 2/25/2008 to 6/5/2036, value including accrued interest is $55,867,828;
$39,862,000 FHLMC, 0.00% to 6.00%, 9/1/2009 to 1/15/2037, value including accrued interest is $39,998,887;
$117,070,000 FHLB, 3.00% to 6.10%, 2/15/2007 to 1/10/2022, value including accrued interest is $117,292,330.

Summary of Abbreviations
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

January 31, 2007

The following table shows the percent of total investments by credit quality as of January 31, 2007 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of January 31, 2007 (unaudited):

1 day	66.5%
8 - 60 days	13.7%
61 - 120 days	16.3%
241 + days	3.5%

100.0%

See Notes to Financial Statements

10

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007

Assets
Investments in securities	$509,954,164
Investments in repurchase agreements	418,977,808

Investments at amortized cost	928,931,972
Interest receivable	2,349,865
Prepaid expenses and other assets	15,521

Total assets	931,297,358

Liabilities
Dividends payable	30,706
Advisory fee payable	7,803
Distribution Plan expenses payable	10,229
Due to other related parties	7,167
Accrued expenses and other liabilities	192,946

Total liabilities	248,851

Net assets	$931,048,507

Net assets represented by
Paid-in capital	$931,356,032
Overdistributed net investment income	(25,478)
Accumulated net realized losses on investments	(282,047)

Total net assets	$931,048,507

Net assets consists of
Class A	$613,343,817
Class S1	317,704,690

Total net assets	$931,048,507

Shares outstanding (unlimited number of shares authorized)
Class A	613,587,542
Class S1	317,768,489

Net asset value per share
Class A	$1.00
Class S1	$1.00

See Notes to Financial Statements

11

STATEMENT OF OPERATIONS

Year Ended January 31, 2007

Investment income
Interest	$51,251,742

Expenses
Advisory fee	3,802,639
Distribution Plan expenses
Class A	2,009,045
Class S1	2,094,644
Administrative services fee	611,273
Transfer agent fees	1,505,873
Trustees’ fees and expenses	19,338
Printing and postage expenses	83,827
Custodian and accounting fees	243,929
Registration and filing fees	18,095
Professional fees	46,875
Other	9,845

Total expenses	10,445,383
Less: Expense reductions	(24,869)
Fee waivers and expense reimbursements	(1,989,152)

Net expenses	8,431,362

Net investment income	42,820,380

Net realized gains on investments	6,923

Net increase in net assets resulting from operations	$42,827,303

See Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2007		2006 (a)

Operations
Net investment income		$42,820,380		$25,895,612
Net realized gains or losses on
investments		6,923		(164,808)

Net increase in net assets resulting
from operations		42,827,303		25,730,804

Distributions to shareholders from
Net investment income
Class A		(28,919,734)		(18,154,269)
Class B		0		(1,233)
Class C		0		(892)
Class S1		(13,998,272)		(7,750,612)
Class I		0		(63)

Total distributions to shareholders		(42,918,006)		(25,907,069)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,658,908,365	4,658,908,365	6,235,967,144	6,235,967,144
Class S1	3,012,940,924	3,012,940,924	2,410,433,676	2,410,433,676

		7,671,849,289		8,646,400,820

Net asset value of shares issued in
reinvestment of distributions
Class A	28,376,388	28,376,388	18,160,684	18,160,684
Class B	0	0	935	935
Class C	0	0	363	363
Class S1	13,998,272	13,998,272	7,750,610	7,750,610
Class I	0	0	51	51

		42,374,660		25,912,643

Payment for shares redeemed
Class A	(4,718,630,300)	(4,718,630,300)	(6,510,600,656)	(6,510,600,656)
Class B	0	0	(1,316,936)	(1,316,936)
Class C	0	0	(1,094,172)	(1,094,172)
Class S1	(3,082,141,084)	(3,082,141,084)	(2,396,663,404)	(2,396,663,404)
Class I	0	0	(32,322)	(32,322)

		(7,800,771,384)		(8,909,707,490)

Net decrease in net assets resulting
from capital share transactions		(86,547,435)		(237,394,027)

Total decrease in net assets		(86,638,138)		(237,570,292)
Net assets
Beginning of period		1,017,686,645		1,255,256,937

End of period		$931,048,507		$1,017,686,645

Undistributed (overdistributed) net
investment income		$(25,478)		$72,148

(a) Effective at the close of business on March 7, 2005, Class B, Class C and Class I shares of the Fund were liquidated.

See Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen U.S. Government Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A and Class S1 shares. Class A and Class S1 shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares pays an ongoing distribution fee.

Effective at the close of business on March 7, 2005, Class B, Class C and Class I shares of the Fund were liquidated. Shareholders of Class B, Class C and Class I received the corresponding class of shares of Evergreen Money Market Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

14

NOTES TO FINANCIAL STATEMENTS continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2007, EIMC voluntarily waived its advisory fee in the amount of $713,152 and reimbursed other expenses in the amount of $1,276,000.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended January 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S1 shares.

15

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

On January 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2007, the Fund had $282,047 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2012	2013	2014	2015

$ 7,279	$ 116,744	$ 127,603	$ 30,421

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2007, the components of distributable earnings on a tax basis consisted of overdistributed ordinary income in the amount of $25,478 and capital loss carryover in the amount of $282,047.

The tax character of distributions paid were $42,918,006 and $25,907,069 of ordinary income for the years ended January 31, 2007 and January 31, 2006, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an

16

NOTES TO FINANCIAL STATEMENTS continued

annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%. During the year ended January 31, 2007, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

17

NOTES TO FINANCIAL STATEMENTS continued

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts,

18

NOTES TO FINANCIAL STATEMENTS continued

however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule investments, of the Evergreen U.S. Government Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007 by correspondence with the custodian and brokers, by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by manage ment, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen U.S. Government Money Market Fund as of January 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 23, 2007

20

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen U.S. Government Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of

21

ADDITIONAL INFORMATION (unaudited) continued

the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees

22

ADDITIONAL INFORMATION (unaudited) continued

also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they

23

ADDITIONAL INFORMATION (unaudited) continued

were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund had issued shares in different classes and that each class bears different fees and expenses related to distribution and shareholder services. The Trustees noted that the share class with the lowest expense ratio had performed favorably compared to its Lipper peer group over the one-year period ended May 31, 2006. EIMC reported to the Trustees its view that the relative underperformance of the other share classes was principally due to differences in expense ratios from share class to share class.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

565217 rv4 3/2007

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the nine series of the Registrant’s annual financial statements for the fiscal years ended January 31, 2007 and January 31, 2006, and fees billed for other services rendered by KPMG LLP.

	2007	2006
Audit fees	$192,400	$189,507
Audit -related fees (1)	0	4,800

Audit and audit-related fees	192,400	194,307
Tax fees (2)	9,232	3,375
Non-audit fees (3)	767,329	755,575
All other fees	0	0

Total fees	$968,961	$953,257

(1)	Audit-related fees consists principally of fees for merger related activities.
(2)	Tax fees consists of fees for tax consultation, tax compliance and tax review.
(3)	Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of

Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 30, 2007

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: March 30, 2007